As filed with the Securities and Exchange Commission on January 28, 1998

                                Securities Act Registration No. 333-7305
                        Investment Company Act Registration No. 811-7685

          SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C.  20549

                       FORM N-1A

    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [X]

                    Pre-Effective Amendment No.                [ ]

                    Post-Effective Amendment No. 3             [X]

                        and/or

   REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                    Amendment No. 4                            [X]

                 FRONTEGRA FUNDS, INC.
  (Exact Name of Registrant as Specified in Charter)

      400 Skokie Blvd.
          Suite 500                                 60062
     Northbrook, Illinois                         (Zip Code)
(Address of Principal Executive Offices)

  Registrant's Telephone Number, including Area Code:
                    (847) 509-9860

                William D. Forsyth III
              400 Skokie Blvd., Suite 500
              Northbrook, Illinois  60062
        (Name and Address of Agent for Service)

                      Copies to:

                     Carol A. Gehl
                 Godfrey & Kahn, S.C.
                780 North Water Street
              Milwaukee, Wisconsin  53202

      It  is  proposed  that this  filing  will  become
effective (check appropriate box):
     [ ]   immediately  upon  filing  pursuant   to
           paragraph (b) of Rule 485.
     [x] on January 30, 1998 pursuant to paragraph (b) of Rule 485.
     [ ]   60  days after filing pursuant to paragraph
           (a)(1) of Rule 485.
     [ ] on (date) pursuant to paragraph (a)(1) of Rule 485.
     [ ]   75  days after filing pursuant to paragraph
           (a)(2) of Rule 485.
     [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

                 CROSS REFERENCE SHEET


          (Pursuant to Rule 481 showing the location in the Prospectuses and the Statement of Additional
Information of the responses to the Items of Parts A and B of Form N-1A).

                                     Caption or Subheading in
                                     Prospectuses or Statement
     Item No. on Form N-1A           of Additional Information

PART A - INFORMATION REQUIRED IN PROSPECTUS

  1. Cover Page                      Cover Page

  2. Synopsis                        Summary; Summary of Expenses

  3. Condensed Financial             Financial Highlights
  Information

  4. General Description of          Organization; Investment
  Registrant                         Objective and Policies;
                                     Investment Techniques and
                                     Risks; Investment Restrictions

  5. Management of the Fund          Management; Summary of
                                     Expenses
  5A.Management's Discussion of
  Fund Performance                   *


  6. Capital Stock and Other         Dividends, Capital Gain
  Securities                         Distributions and Tax
                                     Treatment; Organization

  7. Purchase of Securities          How to Purchase Shares;
  Being Offered                      Determination of Net Asset
                                     Value; Exchange Privilege

  8. Redemption or Repurchase        How to Redeem Shares;
                                     Determination of Net Asset
                                     Value; Exchange Privilege

  9. Pending Legal Proceedings       *


PART B - INFORMATION REQUIRED IN STATEMENT OF
ADDITIONAL INFORMATION

  10.Cover Page                      Cover Page

  11.Table of Contents               Table of Contents

  12.General Information and         Included in Prospectuses under
  History                            the heading Organization

  13.Investment Objectives and       Investment Restrictions;
  Policies                           Investment Policies and
                                     Techniques

  14.Management of the Fund          Directors and Officers

  15.Control Persons and Principal   Principal Shareholders;
  Holders of Securities              Directors and Officers;
                                     Investment Adviser

  16.Investment Advisory and         Investment Adviser; Management
  Other Services                     (in Prospectuses); Custodian;
                                     Dividend-Disbursing and
                                     Transfer Agent; Independent
                                     Auditors

  17.Brokerage Allocation and        Fund Transactions and
  Other Practices                    Brokerage

  18.Capital Stock and Other         Included in Prospectuses under
  Securities                         the heading Organization

19.Purchase, Redemption and          Included in Prospectuses under
  Pricing of Securities Being        the headings How to Purchase
  Offered                            Shares; Determination of Net
                                     Asset Value; How to Redeem
                                     Shares; Exchange Privilege;
                                     and in the Statement of
                                     Additional Information under
                                     the heading Determination of
                                     Net Asset Value

  20.Tax Status                      Included in Prospectus under
                                     the heading Dividends, Capital
                                     Gain Distributions and Tax
                                     Treatment; and in the
                                     Statement of Additional
                                     Information under the heading
                                     Taxes

  21.Underwriters                    *

  22.Calculations of                 Performance Information
  Performance Data

  23.Financial Statements            Financial Statements



________________________

*  Answer negative or inapplicable.

                      PROSPECTUS
                   January 30, 1998


                 FRONTEGRA FUNDS, INC.

           FRONTEGRA TOTAL RETURN BOND FUND


          c/o Sunstone Investor Services, LLC
                    P. O. Box 2142
            Milwaukee, Wisconsin 53201-2142


                    1-888-825-2100

      The FRONTEGRA TOTAL RETURN BOND FUND (the "Fund") is a series of FRONTEGRA FUNDS, INC., an open-end, management investment company, known as a mutual fund
(the "Company").

      The  investment objective of the Fund is  a  high
level of total return, consistent with the preservation
of   capital.    The  Fund  invests  primarily   in   a
diversified  portfolio of fixed  income  securities  of
varying  maturities.  The Fund is 100% no-load.   There
are no sales, redemption or 12b-1 fees.

       This   Prospectus  sets  forth   concisely   the
information  that  you  should be  aware  of  prior  to
investing  in  the Fund.  Please read  this  Prospectus
carefully   and   retain  it  for   future   reference.
Additional  information regarding the Company  and  the
Fund   is  included  in  the  Statement  of  Additional
Information  dated  January 30, 1998,  which  has  been
filed  with  the  Securities  and  Exchange  Commission
("SEC")  and  is  incorporated in  this  Prospectus  by
reference.   A  copy  of  the  Company's  Statement  of
Additional Information is available without charge by writing to the Company at the address listed above or by calling, toll-free, 1-888-825-2100.

THESE  SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED
BY  THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
SECURITIES  COMMISSION,   NOR HAS  THE  SECURITIES  AND
EXCHANGE  COMMISSION OR ANY STATE SECURITIES COMMISSION
PASSED   UPON   THE  ACCURACY  OR  ADEQUACY   OF   THIS
PROSPECTUS.   ANY REPRESENTATION TO THE CONTRARY  IS  A
CRIMINAL OFFENSE.

                   TABLE OF CONTENTS

                                                             Page
SUMMARY                                                         1
    INVESTMENT OBJECTIVE                                        1
    RISK FACTORS                                                1
    INVESTMENT ADVISER                                          1
    PURCHASES AND REDEMPTIONS                                   1
    SHAREHOLDER SERVICES                                        1
SUMMARY OF EXPENSES                                             2
    FEE TABLES                                                  2
    EXAMPLE                                                     2
FINANCIAL HIGHLIGHTS                                            3
INVESTMENT OBJECTIVE AND POLICIES                               4
INVESTMENT TECHNIQUES AND RISKS                                 4
    FIXED INCOME SECURITIES                                     4
    REVERSE REPURCHASE AGREEMENTS AND MORTGAGE DOLLAR
    ROLLS                                                       7
    WHEN-ISSUED SECURITIES                                      8
    ILLIQUID SECURITIES                                         8
    REPURCHASE AGREEMENTS                                       8
    FOREIGN SECURITIES AND CURRENCIES                           8
    DERIVATIVE INSTRUMENTS                                      9
    PORTFOLIO TURNOVER                                          9
INVESTMENT RESTRICTIONS                                        10
MANAGEMENT                                                     10
HOW TO PURCHASE SHARES                                         11
    INITIAL INVESTMENT - MINIMUM $100,000                      11
    SUBSEQUENT INVESTMENTS - MINIMUM $1,000                    12
HOW TO REDEEM SHARES                                           12
    WRITTEN REDEMPTION                                         12
    SIGNATURE GUARANTEES                                       12
EXCHANGE PRIVILEGE                                             13
TAX-SHELTERED RETIREMENT PLANS                                 13
DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX TREATMENT        13
FUND EXPENSES                                                  14
DETERMINATION OF NET ASSET VALUE                               14
SHAREHOLDER REPORTS                                            14
ORGANIZATION                                                   15

ADMINISTRATOR AND FUND ACCOUNTANT                              15
CUSTODIAN AND TRANSFER AGENT                                   15
COMPARISON OF INVESTMENT RESULTS                               15


NO  PERSON  HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION
OR   TO  MAKE  ANY  REPRESENTATIONS  OTHER  THAN  THOSE
CONTAINED  IN  THIS  PROSPECTUS AND  THE  STATEMENT  OF
ADDITIONAL  INFORMATION, AND IF  GIVEN  OR  MADE,  SUCH
INFORMATION  OR REPRESENTATIONS MAY NOT BE RELIED  UPON
AS   HAVING  BEEN  AUTHORIZED  BY  THE  COMPANY.   THIS
PROSPECTUS  DOES  NOT  CONSTITUTE  AN  OFFER  TO   SELL
SECURITIES  IN ANY STATE TO ANY PERSON TO  WHOM  IT  IS
UNLAWFUL TO MAKE SUCH OFFER IN SUCH STATE.

                        SUMMARY

Investment Objective

      Frontegra  Funds,  Inc., an open-end,  management
investment  company,  currently  is  comprised  of  the
Frontegra  Total  Return Bond Fund  (the  "Fund"),  the
Frontegra  Opportunity  Fund and the  Frontegra  Growth
Fund.   The investment objective of the Fund is a  high
level of total return, consistent with the preservation
of  capital.  The Fund seeks to achieve this investment
objective primarily through investment in a diversified
portfolio   of  fixed  income  securities  of   varying
maturities.   The  Fund's investments  are  subject  to
market  risk and the value of its shares will fluctuate
with   changing  market  valuations  of  its  portfolio
holdings.  See "INVESTMENT OBJECTIVE AND POLICIES"  and
"INVESTMENT TECHNIQUES AND RISKS."

Risk Factors

      The Fund is suitable for long-term investors only
and is not designed as a short-term investment vehicle.
The  share  price of the Fund is expected to  fluctuate
and  may, at redemption, be worth more or less than the
initial  purchase price.  Market risks associated  with
fixed  income investments include the possibility  that
bond  prices in general will decline over short or even
extended  periods and that bond prices in general  will
decline when interest rates increase.  This risk is  in
addition  to  the  risks inherent  in  individual  bond
selections.  While  fixed  income  securities  normally
fluctuate  less in price than stocks, there  have  been
extended  periods of increases in interest  rates  that
have   caused  significant  declines  in  fixed  income
securities   prices.   In  addition  to  market   risks
associated with fixed income investments, individual issues of fixed income securities may be subject to credit risk of the issuer. See "INVESTMENT TECHNIQUES
AND RISKS" for more information.

Investment Adviser

     The Fund is managed by Frontegra Asset Management,
Inc. ("Frontegra"), which supervises the management  of
the Fund's portfolio by the sub-adviser and administers
the  Company's  business affairs.  Investment  advisory
services  are  provided  to the  Fund  by  Reams  Asset
Management Company, LLC ("Reams"). Reams operated as  a
corporation (Reams Asset Management Company, Inc.) from
its  founding  in 1981 until March 31,  1994,  when  it
became an Indiana limited liability company (LLC), with
no  change in principals, employees or clients.   Reams
primarily  acts as investment adviser to  institutional
clients   with   fixed   income   portfolios   totaling
approximately  $3.4  billion  and  has   assets   under
management totaling approximately $3.9 billion as of December 31, 1997. See "MANAGEMENT."

Purchases and Redemptions

      Shares of the Fund are sold and redeemed  at  net
asset  value  without the imposition of  any  sales  or
redemption  charges.   The minimum  initial  investment
required   by  the  Fund  is  $100,000.   The   minimum
subsequent investment is $1,000.  These minimums may be
changed or waived at any time at the discretion of  the
Fund.   See "HOW TO PURCHASE SHARES" and "HOW TO REDEEM
SHARES."   Shares  in  the Fund may  be  exchanged  for
shares   in  other  Funds  of  the  Company  at   their
respective net asset values.

Shareholder Services

      Questions regarding the Fund may be directed to the Company at the address and telephone number on the front page of this Prospectus.

                  SUMMARY OF EXPENSES

Fee Tables

     Shareholder Transaction Expenses

     Sales Load Imposed on Purchases              NONE
     Sales Load Imposed on Reinvested Dividends   NONE
     Deferred Sales Load Imposed on Redemptions   NONE
     Redemption Fees                              NONE
     Exchange Fees                                NONE

     Annual Operating Expenses (after waivers or reimbursements) (as a percentage of average net assets)

     Management Fees                              0.40%
     12b-1 Fees                                    NONE
     Other Expenses (Net of Reimbursements)       0.10%
     TOTAL OPERATING EXPENSES                     0.50%
       (After Waivers and/or Reimbursements)

      For the fiscal year ended October 31, 1997, Frontegra voluntarily agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's Total
Operating Expenses did not exceed 0.50% of the Fund's average daily net assets. Absent these reimbursements, the Other Expenses and Total Operating Expenses for the
Fund  would  have  been 0.87% and 1.27%,  respectively.
Frontegra has voluntarily agreed to continue this waiver/reimbursement policy for the year ending October
31, 1998, and for an indefinite amount of time beyond that date. For additional information concerning fees and expenses, see "MANAGEMENT."

      The Fund will charge a service fee of $10 for redemptions effected via wire transfer, and $23 for checks that do not clear. See "HOW TO REDEEM SHARES."

Example

      You would pay the following expenses on a $1,000 investment, assuming (i) 5% annual return and (ii) redemption at the end of each time period:

     1 Year              $ 5
     3 Years             $16
     5 Years             $28
     10 Years            $63

       The  Fee  Tables,  including  the  Example,  are
included  to  assist you in understanding  the  various
costs  and expenses that an investor in the Fund  bears
directly  or indirectly.  The Example is based  on  the
Total  Operating Expenses specified in the table above.
The  amounts  in  the Example may increase  absent  the
waivers  or reimbursements.  Please remember  that  the
Example should not be considered representative of past
or  future  expenses and that actual  expenses  may  be
greater or lesser than those shown.  The assumption  in
the  Example of a 5% annual rate of return is  required
by  regulations  of the SEC applicable  to  all  mutual
funds.   This return is hypothetical and should not  be
considered representative of past or future performance of the Fund.

                 FINANCIAL HIGHLIGHTS

      The audited financial information relating to the
Fund   during  the  period  from  November   25,   1996
(commencement  of  operations)  to  October  31,   1997
included in this table has been derived from the Fund's
audited financial statements.  The table should be read
in   conjunction  with  the  financial  statements  and
related notes included in the Fund's Annual Report to Shareholders, which is available without charge by writing to the Company, c/o Sunstone Investor Services, LLC, P.O. Box 2142, Milwaukee, Wisconsin 53201-2142, or by calling, toll-free, 1-888-825-2100.


Net asset value, beginning of period      $30.00

Income from investment operations:
Net investment income                       1.37
Net realized and unrealized gain
(loss) on investments                       0.70
Total income from investment operations     2.07

Less distributions:
From net investment income                 (1.22)
Total distributions                        (1.22)

Net asset value, end of period            $30.85

Total return (1)                           7.13%

Supplemental data and ratios:
Net assets, end of period
 (in thousands)                          $39,096
Ratio of expenses to average
 net assets (2)(3)                         0.50%
Ratio of net investment income
to average net assets (2)(3)               6.02%
Portfolio turnover rate (1)                 202%

__________

(1)Not annualized.
(2)Net of waivers and reimbursements by Frontegra. Without waivers and reimbursements of expenses, the ratio of expenses to average net assets would have been 1.27% and the ratio of net investment income to average net assets would have been 5.25% for the period November 25, 1996 to October 31, 1997.
(3)Annualized.

           INVESTMENT OBJECTIVE AND POLICIES


      The investment objective presented below may  not
be  changed  without shareholder approval.   Since  all
investments are subject to inherent market risks, there is no assurance that this objective will be realized.
All of the Fund's investment restrictions which may not be changed without shareholder approval are contained in the Company's Statement of Additional Information.
Except for the Fund's investment objective and the fundamental investment restrictions enumerated in the Company's Statement of Additional Information, the
Fund's policies may be changed without a vote of the Fund's shareholders.

     The Fund's investment objective is a high level of
total  return,  consistent  with  the  preservation  of
capital.   The  Fund  will seek,  under  normal  market
conditions,  to  achieve  its investment  objective  by
investing  in  a diversified portfolio of fixed  income
securities of varying maturities. The Fund will  invest
at  least  65%  of its net assets in bonds.   The  Fund
considers  a  bond  to be any debt  instrument.   These
instruments   include:     short-term   fixed    income
securities; U.S. government securities; corporate  debt
securities,   including  convertible   securities   and
corporate  commercial paper; mortgage-backed and  other
asset-backed  securities;  structured  notes  and  loan
participations;  bank certificates  of  deposit,  fixed
time  deposits  and  bankers'  acceptances;  repurchase
agreements; obligations of foreign governments or their
subdivisions,   agencies  and  instrumentalities;   and
obligations  of international agencies or supranational
entities.   Although the Fund primarily will invest  in
investment grade fixed income securities, the Fund  may
invest  up  to  25%  of  its  assets  in  fixed  income
securities that are rated below investment grade.   The
Fund  may  invest  up  to 20% of its  total  assets  in
securities  denominated in foreign currencies  and  may
invest  beyond  this  limit in U.S.  dollar-denominated
securities of foreign issuers.  The portfolio  duration
of  the Fund will normally fall between three and seven
years  based  on  market  conditions.   Duration  is  a
measure of a fixed income security's average life that reflects the present value of the security's cash flow, and accordingly is a measure of price sensitivity to interest rate changes.

      Reams  attempts to maximize total return  over  a
long-term horizon through opportunistic investing in  a
broad  array  of  eligible securities.  The  investment
process   combines  active  duration  and   yield-curve
management with bottom-up issue selection, focusing  on
undervalued  issues in the fixed income market.   Reams
employs  a two-step process in managing the Fund.   The
first step is to establish the portfolio's duration  on
the basis of whether the bond market is under- or over-
priced.   Emphasis is placed on inflation and  monetary
policy in the formulation of Reams' strategies.   Reams
determines  market attractiveness by comparing  current
interest  rates  to  historical interest  rates.   Once
Reams  has  determined an overall market strategy,  the
second step is to select the most attractive bonds  for
the   Fund.   The  portfolio  management  team  screens
hundreds  of issues to determine how each will  perform
in  various interest-rate environments.  Reams' outlook
for  interest  rates, fundamental credit  analysis  and
option-adjusted spread analysis are the  primary  tools
used  when  constructing these  scenarios.   Investment
opportunities are compared and the Fund's portfolio is assembled from the best available values.

            INVESTMENT TECHNIQUES AND RISKS

      In  addition to the investment policies described
above  (and  subject to certain restrictions  described
below), the Fund may invest in the following securities
and employ the following investment techniques, some of
which may present special risks as described below.   A
more complete discussion of certain of these securities and investment techniques and the associated risks is contained in the Company's Statement of Additional
Information.

Fixed Income Securities

      The  Fund may invest in a wide variety  of  fixed
income  securities.  Issuers of fixed income securities
have  a  contractual obligation to pay  interest  at  a
specified  rate  on  specified  dates  and   to   repay
principal  on  a  specified  maturity  date.    Certain
securities (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call such securities during periods of falling interest rates. As a result, the Fund may be required to invest the unanticipated proceeds of the called security at lower interest rates, which may cause the Fund's income to decline.

      In  general, the longer the maturity of  a  fixed
income  security the higher its yield and  the  greater
its   sensitivity   to  changes  in   interest   rates.
Conversely, the shorter the maturity the lower the yield but the greater the price stability.

The values
of  fixed  income securities also may  be  affected  by
changes in the credit rating or financial condition  of
their  issuers.  Generally, the lower the credit rating
of  a security the higher the degree of risk as to  the
payment  of  interest  and  return  of  principal.   To
compensate investors for taking on such increased risk, issuers deemed to be less creditworthy generally must offer investors higher interest rates than do issuers with better credit ratings.

      Commercial  paper  generally  is  considered  the
shortest  form of fixed income security.   Notes  whose
original   maturities  are  two  years  or   less   are
considered  short-term obligations.   The  term  "bond"
generally  refers to securities with maturities  longer
than  two years.  Bonds with maturities of three  years
or   less   are  considered  short-term,   bonds   with
maturities between three and ten years are considered intermediate-term, and bonds with maturities greater than ten years are considered long-term.

      Investment  Grade  Debt Obligations.   Investment
grade  debt  obligations include:  (i) U.S.  government
securities; (ii) commercial paper rated in one  of  the
three highest rating categories (e.g., A-2 or higher by
Standard  &  Poor's  ("S&P")); (iii)  short-term  notes
rated  in  one  of the three highest rating  categories
(e.g., SP-2 or higher by S&P); (iv) bonds rated in  one
of  the  four highest rating categories (e.g.,  BBB  or
higher  by  S&P); and (v) unrated securities determined
by Reams to be of comparable quality.  Investment grade
securities  are  generally believed to have  relatively
low   degrees   of   credit  risk.   However,   certain
investment grade securities may have some speculative characteristics because their issuers' capacity for repayment may be more vulnerable to adverse economic conditions or changing circumstances than that of higher-rated issuers.

       Non-investment  Grade  Debt  Obligations.   Non-
investment grade debt obligations, also referred to  as
"junk bonds," are those securities that are rated lower
than   investment  grade  and  unrated  securities   of
comparable  quality.  Although  they  generally   offer
higher  yields  than investment grade  securities  with
similar  maturities, lower-quality  securities  involve
greater risks, including the possibility of default  or
bankruptcy.   In  general,  they  are  regarded  to  be
predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

      For a more extensive discussion of debt ratings, see the Company's Statement of Additional Information.

       Debt   Obligations-General.   Debt   obligations
include:   (i)  corporate  debt  securities,  including
bonds,  debentures, and notes; (ii)  bank  obligations,
such  as  certificates of deposit, banker's acceptances
and  time  deposits  of  domestic  and  foreign  banks,
domestic  savings  associations and their  subsidiaries
and  branches  (in  amounts in excess  of  the  current
$100,000 per account insurance coverage provided by the
Federal    Deposit   Insurance   Corporation);    (iii)
commercial  paper  (including  variable-amount   master
demand  notes);  (iv) repurchase agreements;  (v)  loan
interests;  (vi)  foreign debt  obligations  issued  by
foreign issuers traded either in foreign markets or  in
domestic  markets  through depositary  receipts;  (vii)
convertible  securities _ debt obligations  convertible
into  or  exchangeable for equity  securities  or  debt
obligations that carry with them the right  to  acquire
equity securities, as evidenced by warrants attached to
such  securities, or acquired as part of units  of  the
securities;  (viii) preferred stocks _ securities  that
represent  an  ownership interest in a corporation  and
that give the owner a prior claim over common stock  on
the  company's earnings or assets; (ix) U.S. government
securities;     (x)     mortgage-backed     securities,
collateralized   mortgage   obligations   and   similar
securities; and (xi) municipal obligations.

      Short-Term  Fixed Income Securities.   Short-term
fixed  income securities must be rated at  least  A  or
higher by S&P, Moody's Investors Service ("Moody's") or
Fitch Investors Service, Inc. ("Fitch") or A- or higher
by Duff & Phelps, Inc. ("D&P").  These securities (each
of which has a stated maturity of one year or less from
the   date  of  purchase  unless  otherwise  indicated)
include:  U.S. government securities, including  bills,
notes  and bonds, differing as to maturity and rate  of
interest, which are either issued or guaranteed by  the
U.S.  Treasury  or  by  U.S. governmental  agencies  or
instrumentalities;  certificates  of   deposit   issued
against  funds deposited in a U.S. bank or savings  and
loan  association; bank time deposits, which are monies
kept  on  deposit with U.S. banks or savings  and  loan
associations  for a stated period of time  at  a  fixed
rate of interest; bankers' acceptances which are short-
term  credit  instruments used  to  finance  commercial
transactions;  commercial paper  and  commercial  paper
master  notes (which are demand instruments  without  a
fixed  maturity  bearing interest at  rates  which  are
fixed to known lending rates and automatically adjusted
when such lending rates change) rated A-1 or better  by
S&P, Prime-1 or better by Moody's, Duff 2 or higher  by
D&P,  or  Fitch  2  or higher by Fitch;  or  repurchase
agreements   entered   into  only   with   respect   to
obligations  of  the U.S. government, its  agencies  or
instrumentalities.   The Fund may also  invest  in  the
short-term investment fund of its custodial bank.

       U.S.  Government  Securities.   U.S.  government
securities  are generally bills, notes or bonds  issued
or guaranteed by the U.S. government or its agencies or
instrumentalities.    The   government   agencies    or
instrumentalities issuing such securities include:  (i)
the   Federal  Housing  Administration,  Farmers   Home
Administration,  Export-Import  Bank  of   the   United
States,  Small  Business Administration and  Government
National Mortgage Association ("GNMA"), including  GNMA
pass-through   certificates,   whose   securities   are
supported  by the full faith and credit of  the  United
States;  (ii)  the  Federal Home  Loan  Banks,  Federal
Intermediate  Credit  Banks and  the  Tennessee  Valley
Authority, whose securities are supported by the  right
of  the agency to borrow from the U.S. Treasury;  (iii)
the  Federal National Mortgage Association and  Federal
Home  Loan  Mortgage Corporation, whose securities  are
supported  by the discretionary authority of  the  U.S.
government  to  purchase  certain  obligations  of  the
agency  or  instrumentality; and (iv) the Student  Loan
Marketing  Association, the Inter-American  Development
Bank  and  International  Bank for  Reconstruction  and
Development, whose securities are supported only by the
credit  of such agencies.  Although the U.S. government
provides  financial support to these  U.S.  government-
sponsored  agencies and instrumentalities, no assurance
can  be  given  that it will always do  so.   The  U.S.
government  and  its agencies and instrumentalities  do
not  guarantee  the  market value of their  securities.
Consequently,  the  value  of  these  securities   will
fluctuate.

       Corporate   Debt  Securities.   Corporate   debt
securities  include investment grade and non-investment
grade  corporate  bonds, debentures,  notes  and  other
similar    corporate   debt   instruments,    including
convertible securities.  Corporate debt securities  may
be  acquired with warrants attached.  Income  producing
corporate  debt  securities may also include  forms  of
preferred or preference stock.  The rate of interest on
a  corporate  debt security may be fixed,  floating  or
variable,  and  may vary inversely with  respect  to  a
reference   rate.  See  "Variable  and  Floating   Rate
Securities" below.

      Variable and Floating Rate Securities.  The  Fund
may  invest in variable, floating and inverse  floating
rate  debt  instruments.  Variable  and  floating  rate
securities  provide for a periodic  adjustment  of  the
interest   rate   paid   on  the  obligations.    These
obligations  must  provide  that  interest  rates   are
adjusted  periodically based on  a  specified  interest
rate adjustment index.  The adjustment intervals may be
regular  (ranging  from daily to annually)  or  may  be
based  on certain events (such as a change in the prime
rate). The interest rate on a floating rate security is
a variable rate which is tied to another interest rate,
such as a money-market index or U.S. Treasury bill rate
and  resets  periodically, typically every six  months.
While floating rate securities provide the Fund with  a
certain  degree of protection against rises in interest
rates  because of the interest rate reset feature,  the
Fund  will be subject to any decline in interest  rates
as  well.   The  interest rate on  an  inverse  floater
resets  in the opposite direction from the market  rate
of  interest  to which the inverse floater is  indexed.
An  inverse floating rate security may exhibit  greater
price  volatility  than  a  fixed  rate  obligation  of
similar credit quality.  The Fund will not invest  more
than 5% of its net assets in any combination of inverse
floaters,  interest only or principal only  securities.
See "Mortgage- and Other Asset-Backed Securities" for a
discussion   of   interest  only  and  principal   only
securities.

       Mortgage-  and  Other  Asset-Backed  Securities.
Mortgage-backed securities represent direct or indirect
participation  in, or are secured by and payable  from,
mortgage  loans secured by real property,  and  include
single-  and  multi-class pass-through  securities  and
collateralized  mortgage obligations.  Such  securities
may be issued or guaranteed by U.S. government agencies
or  instrumentalities or by private issuers,  generally
originators   in  mortgage  loans,  including   savings
associations,   mortgage  bankers,  commercial   banks,
investment   bankers  and  special   purpose   entities
(collectively,   "private  lenders").   Mortgage-backed
securities  issued by private lenders may be  supported
by  pools  of  mortgage loans or other  mortgage-backed
securities  that are directly or indirectly  guaranteed
by  the  U.S.  government or one  of  its  agencies  or
instrumentalities,  or they may be issued  without  any
governmental  guarantee  of  the  underlying   mortgage
assets but with some form of non-governmental credit enhancement.

        Asset-backed    securities   have    structural
characteristics similar to mortgage-backed  securities.
However,  the  underlying  assets  are  not  first-lien
mortgage  loans  or interests therein.   Instead,  they
include assets such as motor vehicle installment  sales
contracts,  installment  loan  contracts,  home  equity
loans,   leases  of  various  types  of  property   and
receivables from credit card issuers or other revolving
credit  arrangements.   Payments  or  distributions  of
principal and interest on asset-backed securities may be supported by non-governmental credit enhancements similar to those utilized in connection with mortgage-backed securities.

      The yield characteristics of mortgage- and asset-
backed securities differ from those of traditional debt
obligations.  Among the principal differences are  that
interest   and   principal  payments  are   made   more
frequently  on
mortgage- and asset-backed  securities,
usually  monthly, and that principal may be prepaid  at
any time because the underlying mortgage loans or other
assets  generally may be prepaid at  any  time.   As  a
result,  if  the Fund purchases these securities  at  a
premium, a prepayment rate that is faster than expected
will  reduce yield to maturity, while a prepayment rate
that  is  slower than expected will have  the  opposite
effect   of   increasing   the   yield   to   maturity.
Conversely, if the Fund purchases these securities at a
discount,  a  prepayment  rate  that  is  faster   than
expected  will  increase yield  to  maturity,  while  a
prepayment  rate  that  is slower  than  expected  will
reduce  yield to maturity.  Accelerated prepayments  on
securities  purchased by the Fund  at  a  premium  also
impose  a risk of loss of principal because the premium
may  not  have  been fully amortized at  the  time  the
principal is prepaid in full.  The market for privately
issued mortgage- and asset-backed securities is smaller
and   less   liquid  than  the  market  for  government
sponsored mortgage-backed securities.

     The Fund may invest in stripped mortgage- or asset-
backed  securities which receive differing  proportions
of   the  interest  and  principal  payments  from  the
underlying assets.  The market value of such securities
generally  is  more sensitive to changes in  prepayment
and  interest  rates than is the case with  traditional
mortgage-  and  asset-backed securities,  and  in  some
cases the market value may be extremely volatile.  With
respect   to  certain  stripped  securities,  such   as
interest only and principal only classes, a rate of prepayment that is faster or slower than anticipated may result in the Fund failing to recover all or a portion of its investment, even though the securities are rated investment grade.

     Loan Interests.  The Fund may invest its assets in
loan interests, which are interests in amounts owed  by
a  corporate, governmental or other borrower to lenders
or lending syndicates.  Loan interests purchased by the
Fund may have a maturity of any number of days or years
and may be secured or unsecured.  Loan interests, which
may  take the form of interests in, assignments of,  or
novations  of  a loan, may be acquired  from  U.S.  and
foreign  banks, insurance companies, finance  companies
or other financial institutions that have made loans or
are  members of a lending syndicate or from the holders
of  loan interests.  Loan interests involve the risk of
loss  in  the  case  of default or  bankruptcy  of  the
borrower  and, in the case of participation  interests,
involve a risk of insolvency of the agent lending  bank
or  other  financial intermediary.  Loan interests  are
not  rated  by  any  nationally recognized  statistical
rating  organization, and are, at present, not  readily
marketable   and   may   be  subject   to   contractual
restrictions on resale.

        Zero-Coupon,   Step-Coupon   and    Pay-In-Kind
Securities.  The Fund may invest in zero-coupon,  step-
coupon  and  pay-in-kind securities.  These  securities
are  debt  securities  that do not  make  regular  cash
interest   payments.    Zero-coupon   and   step-coupon
securities  are sold at a deep discount to  their  face
value.  Pay-in-kind securities pay interest through the
issuance  of  additional  securities.   Because   these
securities do not pay current cash income, their price can be volatile when interest rates fluctuate. Federal income tax law requires the holders of zero-coupon, step-coupon and pay-in-kind securities to include in income each year the portion of the original issue discount (or deemed discount) and other non-cash income on such securities accrued during that year. In order to qualify for treatment as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), and avoid excise tax, the Fund may be required to distribute a portion of such discount and may be required to dispose of other portfolio securities (which may occur in periods of adverse market prices) in order to generate cash to meet these distribution requirements.

Reverse Repurchase Agreements and Mortgage Dollar Rolls

       The   Fund  may  engage  in  reverse  repurchase
agreements   to  facilitate  portfolio   liquidity   (a
practice  common  in the mutual fund industry)  or  for
arbitrage   transactions.   In  a  reverse   repurchase
agreement,  the  Fund would sell a security  and  enter
into  an  agreement  to  repurchase  the  security   at
specified  future date and price.  The  Fund  generally
retains the right to interest and principal payments on
the  security.   Since  the  Fund  receives  cash  upon
entering into a reverse repurchase agreement, it may be
considered  a borrowing and therefore, subject  to  the
Fund's   fundamental  investment  restrictions.    When
required by SEC guidelines, the Fund will set aside permissible liquid assets in a segregated account to secure its obligation to repurchase the security.

      The  Fund  also  may enter into  mortgage  dollar
rolls,  in  which  the Fund would sell  mortgage-backed
securities  for  delivery  in  the  current  month  and
simultaneously   contract  to  purchase   substantially
similar  securities on a specified future date.   While
the  Fund would forego principal and interest  paid  on
the  mortgage-backed securities during the roll period,
it  would be compensated by the difference between  the
current  sale price and the lower price for the  future
purchase  as  well  as by any interest  earned  on  the
proceeds  of the initial sale.  The Fund also could  be
compensated
through  the  receipt   of   fee   income
equivalent to a lower forward price. When required by SEC guidelines, the Fund will set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Mortgage dollar roll transactions may be considered a borrowing by the Fund.

      The  reverse  repurchase agreements and  mortgage
dollar  rolls entered into by the Fund may be  used  as
arbitrage transactions in which the Fund will  maintain
an   offsetting  position  in  investment  grade   debt
obligations or repurchase agreements that mature on  or
before  the  settlement date of  the  related  mortgage
dollar roll or reverse repurchase agreement.  Since the
Fund  will  receive  interest  on  the  securities   or
repurchase   agreements  in  which   it   invests   the
transaction proceeds, the transactions may involve leverage.

When-Issued Securities

       The  Fund  may  invest  without  limitation   in
securities  purchased  on  a  when-issued  or   delayed
delivery  basis  ("when-issued securities").   Although
the   payment   and  terms  of  these  securities   are
established at the time the purchaser enters  into  the
commitment, these securities may be delivered and  paid
for  at  a  future  date,  generally  within  45  days.
Purchasing  when-issued securities allows the  Fund  to
lock  in  a  fixed price on a security  it  intends  to
purchase.   The Fund will segregate and maintain  cash,
cash  equivalents, U.S. government securities, or other
liquid  securities in an amount at least equal  to  the
amount   of  outstanding  commitments  for  when-issued
securities at all times. Such securities involve a risk of loss if the value of the security to be purchased declines prior to the settlement date.

Illiquid Securities

      The Fund may invest up to 15% of the value of its
net assets in illiquid securities.  Illiquid securities
include:    restricted   securities   (securities   the
disposition  of which is restricted under  the  federal
securities laws); securities which may only  be  resold
pursuant to Rule 144A under the Securities Act of 1933,
as  amended; and repurchase agreements with  maturities
in   excess  of  seven  days.   Risks  associated  with
restricted  securities include the potential obligation
to  pay  all  or part of the registration  expenses  in
order  to  sell restricted securities.  A  considerable
period  of  time  may elapse between the  time  of  the
decision to sell a restricted security and the time the
Fund  may  be permitted to sell the security  under  an
effective  registration statement  or  otherwise.   If,
during  such  a  period,  adverse  conditions  were  to
develop,  the Fund might obtain a less favorable  price
than  that which prevailed when it decided to sell  the
security.   The Board of Directors of the  Company,  or
its  delegate, has the ultimate authority to determine,
to  the extent permissible under the federal securities
laws,  which  securities are liquid or  illiquid.   The
Board of Directors has adopted liquidity guidelines and
delegated  this  determination  to  Reams.   Rule  144A
securities will be treated as illiquid securities, subject to the liquidity guidelines.

Repurchase Agreements

     The Fund may enter into repurchase agreements with
certain  banks and non-bank dealers.  In  a  repurchase
agreement, a Fund buys a security at one price  and  at
the  time of sale, the seller agrees to repurchase  the
obligation  at  a mutually agreed upon time  and  price
(usually  within seven days).  The repurchase agreement
determines  the  yield during the  purchaser's  holding
period, while the seller's obligation to repurchase  is
secured  by the value of the underlying security.   The
Fund  may enter into repurchase agreements with respect
to  any  security  in which it may invest.   Repurchase
agreements could involve certain risks in the event  of
a  default  or  insolvency of the other  party  to  the
agreement,  including possible delays  or  restrictions
upon  a  Fund's  ability to dispose of the   underlying
securities.  Under certain circumstances, the Fund  may
deem   repurchase  agreements  collateralized  by  U.S.
government  securities  to  be  investments   in   U.S.
government securities.

Foreign Securities and Currencies

       The   Fund   may  invest  directly  in   foreign
securities.   Investments  in  securities  of   foreign
issuers  involve  risks which are in  addition  to  the
usual  risks inherent in domestic investment.  In  many
countries  there is less publicly available information
about  issuers  than is available in  the  reports  and
ratings   published  about  companies   in   the   U.S.
Additionally,  foreign companies  are  not  subject  to
uniform  accounting,  auditing and financial  reporting
standards  as  are companies in the U.S.   Other  risks
inherent in foreign investment include:  expropriation;
confiscatory taxation; capital gains taxes; withholding
taxes   on   dividends  and  interest;  less  extensive
regulation  of foreign brokers, securities markets
and
issuers;   costs   incurred  in   conversions   between
currencies; the possibility of delays in settlement  in
foreign securities markets; limitations on the  use  or
transfer of assets (including suspension of the ability
to   transfer  currency  from  a  given  country);  the
difficulty of enforcing obligations in other countries;
diplomatic  developments;  and  political   or   social
instability.  Foreign economies may differ favorably or
unfavorably from the U.S. economy in various  respects,
and  many foreign securities are less liquid and  their
prices   are   more   volatile  than  comparable   U.S.
securities.  From time to time, foreign securities  may
be difficult to liquidate rapidly without adverse price
effects.    Certain  costs  attributable   to   foreign
investing, such as custody charges and brokerage costs,
are   higher   than  those  attributable  to   domestic
investing.

     Because most foreign securities are denominated in non-U.S. currencies, the investment performance of the Fund could be affected by changes in foreign currency exchange rates to some extent. The value of the Fund's assets denominated in foreign currencies will increase or decrease in response to fluctuations in the value of those foreign currencies relative to the U.S. dollar.
Currency exchange rates can be volatile at times in response to various political and economic conditions.

      In  addition,  the  Fund may  purchase  and  sell
foreign  currency  on a spot basis and  may  engage  in
forward   currency  contracts,  currency  options   and
futures transactions for hedging or any other lawful purpose. See "Derivative Instruments."

Derivative Instruments

      The  Fund  may  engage  in options,  futures  and
options  on  futures transactions which  are  sometimes
referred  to  as  derivative transactions.   Derivative
transactions may also include short sales  against  the
box,  in  which the Fund sells a security it  owns  for
delivery at a future date; swaps, in which two  parties
agree to exchange a series of cash flows in the future,
such  as  interest-rate payments;  interest-rate  caps,
under  which, in return for a premium, one party agrees
to  make  payments  to the other  to  the  extent  that
interest  rates exceed a specified rate, or "cap";  and
interest-rate  floors, under which,  in  return  for  a
premium, one party agrees to make payments to the other
to  the  extent  that  interest  rates  fall  below   a
specified level, or "floor." Derivative transactions may also include forward currency contracts and foreign currency exchange-related securities.

     Derivative instruments may be used by the Fund for
any   lawful   purpose  consistent  with   the   Fund's
investment  objective, including  hedging  or  managing
risk  but  not for speculation.  Derivative instruments
are  securities  or agreements whose value  is  derived
from  the  value of some underlying asset, for example,
securities,    currencies,   reference    indexes    or
commodities.   Derivatives  generally  have  investment
characteristics  that  are based  upon  either  forward
contracts or option contracts.  The change in value  of
a forward-based derivative generally is proportional to
the  change in value of the underlying asset while  the
change in value of an option-based derivative generally
is  related to favorable movements in the price of  the
underlying asset, without the corresponding exposure to
adverse movements in the value of the underlying asset.
The seller of an option-based derivative generally will
receive  fees or premiums but is exposed to losses  due
to  changes in the value of the underlying asset.  When
required  by guidelines of the SEC, the Fund  will  set
aside permissible liquid assets in a segregated account
to   secure   its  potential  obligations   under   its
derivative  positions.  Such liquid assets may  include
cash,  U.S. government securities and high grade liquid
debt  securities.   The ability  of  the  Fund  to  use
derivatives  effectively  is  largely  dependent   upon
Reams' ability to use such instruments correctly  which
may  involve different skills than are associated  with
securities  generally.   For a  further  discussion  of
derivative transactions, please see the Statement of Additional Information.

Portfolio Turnover

       Under   normal  market  conditions,   the   Fund
anticipates  that  its  portfolio  turnover  rate  will
generally not exceed 225% and is expected to be between
150% and 225%.  A portfolio turnover rate of 100% would
occur,  for example, if all of the securities  held  by
the  Fund were replaced within one year.  In the  event
the  Fund has a portfolio turnover rate of 100% or more
in  any year, it may result in the payment by the  Fund
of  increased brokerage costs and could result  in  the
payment  by shareholders of increased taxes on realized
investment   gains.   See  "DIVIDENDS,   CAPITAL   GAIN
DISTRIBUTIONS AND TAX TREATMENT." The Fund's portfolio turnover rate is included under "FINANCIAL HIGHLIGHTS."

                INVESTMENT RESTRICTIONS

      The  Company has adopted several restrictions  on
the  investments and other activities of the Fund  that
may  not be changed without shareholder approval.   For
example, the Fund:

     (1)  May (i) borrow money from banks and (ii) make
other  investments  or  engage  in  other  transactions
permissible  under the Investment Company Act  of  1940
which may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33-1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings). The Fund may also borrow money from other Frontegra Funds or other persons to the extent permitted by applicable law.

      (2) May not act as an underwriter of another issuer's securities, except to the extent the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

      For additional investment restrictions, see the Company's Statement of Additional Information.

                      MANAGEMENT

     Under the laws of the State of Maryland, the Board
of  Directors of the Company (the "Board of Directors")
is  responsible for managing the Company's business and
affairs.   The Board of Directors also oversees  duties
required  by  applicable state and  federal  law.   The
Company   has  entered  into  an  investment   advisory
agreement   with   Frontegra  Asset  Management,   Inc.
("Frontegra") dated October 30, 1996, as amended as of February 1, 1998 (the "Investment Advisory Agreement"), pursuant to which Frontegra supervises the management of the Fund's investments and business affairs, subject to the supervision of the Company's Board of Directors.
Frontegra has entered into a subadvisory agreement with Reams Asset Management Company, LLC ("Reams") under which Reams serves as the Fund's portfolio manager and, subject to Frontegra's supervision, manages the Fund's portfolio assets. Frontegra provides office facilities for the Fund and pays the salaries, fees, and expenses of all officers and directors of the Fund who are interested persons of Frontegra.

      Frontegra was organized in 1996 and is located at
400  Skokie  Blvd.,  Suite  500,  Northbrook,  Illinois
60062.   Mr. William D. Forsyth III and Mr.  Thomas  J.
Holmberg,  Jr.  each own 50% of Frontegra.   Under  the
Investment  Advisory  Agreement, the  Fund  compensates
Frontegra  at  the annual rate of 0.40% of  the  Fund's
average  daily net assets.  For the fiscal  year  ended
October 31, 1997, Frontegra voluntarily agreed to waive
its   management  fee  and/or  reimburse   the   Fund's
operating  expenses to the extent necessary  to  ensure
that the Fund's Total Operating Expenses did not exceed
0.50%   of   the  Fund's  average  daily  net   assets.
Frontegra has voluntarily agreed to continue this waiver/reimbursement policy for the fiscal year ending
October 31, 1998 and for an indefinite amount of time beyond that date. Any such waiver or reimbursement will have the effect of lowering the overall expense ratio for the Fund and increasing the Fund's overall return to investors for the time any such amounts are waived and/or reimbursed. For the fiscal year ended
October 31, 1997, after waivers and reimbursements, these expenses totaled 0.50% of the Fund's average daily net assets.

      Reams  operated  as  a corporation  (Reams  Asset
Management  Company, Inc.) from its  founding  in  1981
until March 31, 1994, when it became an Indiana limited
liability  company (LLC), with no change in principals,
employees  or  clients.   Reams  is  located   at   227
Washington Street, Columbus, Indiana 47201.  Under  the
subadvisory  agreement,  and  with  certain  exceptions
described herein, Reams is compensated by Frontegra for
its investment advisory services at the annual rate  of
0.20%  of  the  Fund's average daily  net  assets.   In
recognition  of  the economies of scale  that  will  be
gained  by  the  Fund  and  Frontegra,  and  with   the
exception of defined contribution or 401(k) investments
in  the  Fund,  for  initial investments  of  over  $15
million Frontegra will compensate Reams an extra  0.10%
of  the  average daily net assets of such  investments.
For  the  fiscal  year ended October  31,  1997,  Reams
received  no  compensation for its investment  advisory
services to the Fund.  Reams provides continuous advice
and  recommendations concerning the Fund's  investments
and is responsible for selecting the broker/dealers who
execute the portfolio transactions.  In executing  such
transactions,  Reams  seeks  to  obtain  the  best  net
results   for  the  Fund.   In  addition  to  providing
investment advisory services to the Fund, Reams  serves
as  investment  adviser to pension  and  profit-sharing
plans,  and  other  institutional  investors.   As   of
December 31, 1997, Reams had approximately $3.9 billion
under   management,
which   includes   fixed   income
portfolios  totaling approximately $3.4  billion.   Mr.
Fred W. Reams owns units representing a majority of the voting rights of Reams.

     The day-to-day management responsibilities for the
Fund's   portfolio  are  primarily  handled  by  Reams'
portfolio  management  team.  The portfolio  management
team has been managed primarily by Mr. Robert A. Crider
and  Mr. Mark M. Egan since the Fund's inception.   The
prior  five year business experience history for  these
individuals  is as follows: Mr. Crider has been  Senior
Vice President, Fixed Income Management, of Reams since
April, 1994 and was Senior Vice President, Fixed Income
Management,  of  Reams  Asset  Management,  Inc.  until
March,  1994  and  Mr.  Egan has been  Vice  President,
Portfolio Manager of Reams since April, 1994, was  Vice
President, Portfolio Manager, of Reams Asset Management
Company,  Inc. from June, 1990 until March,  1994,  and
was  Portfolio Manager of National Investment Services,
until  May,  1990.   The  global economic  forecast  is
incorporated  into the construction of scenarios  firm-
wide.   The  fixed income portfolio managers  implement
decisions  on a team basis with respect to  the  Fund's
portfolio  structure  and issue  selection.   Portfolio
strategy  is  reviewed  weekly  by  the  fixed   income
committee.

                HOW TO PURCHASE SHARES

      Shares of the Fund are sold on a continuous basis
at  the next offering price after receipt of the  order
by  the  Fund.   This price is based on the  net  asset
value of the Fund and is determined as of the close  of
trading   on  the  New  York  Stock  Exchange  ("NYSE")
(generally  4:00 p.m., Eastern Time) on  each  day  the
NYSE  is open.  See "DETERMINATION OF NET ASSET VALUE."
The  price  at which your purchase will be effected  is
based  on  the  Fund's net asset value next  determined
after the Fund receives your request in proper form.  A
confirmation indicating the details of the  transaction
will  be sent to you promptly.  Shares are credited  to
your   account,  but  certificates  are   not   issued.
However, you will have full shareholder rights.

      The minimum initial investment required by the Fund is $100,000. Subsequent investments may be made by mail or wire with a minimum subsequent investment of $1,000. The Fund reserves the right to change or waive these minimums at any time. Shareholders will be given at least 30 days' notice of any increase in the minimum dollar amount of purchases.

      If  you purchase shares of the Fund by check  and
request the redemption of such shares within 15 days of
the   initial  purchase,  payment  of  the   redemption
proceeds may be delayed for up to seven business days in order to ensure that the check has cleared. This is a security precaution only and does not affect your investment.

Initial Investment - Minimum $100,000

      You may purchase shares of the Fund by completing
an  application and mailing it along with  a  check  or
money  order  payable to "Frontegra  Funds,  Inc."  to:
Frontegra  Funds, Inc., c/o Sunstone Investor Services,
LLC,  P.O.  Box 2142, Milwaukee, Wisconsin  53201-2142.
For  overnight  deliveries, please use 207  E.  Buffalo
Street,  Suite  315,  Milwaukee, Wisconsin  53202-5712.
Purchases  must be made in U.S. dollars and all  checks
must  be drawn on a U.S. bank.  If your check does  not
clear, you will be charged a $23 service fee.  You will
also be responsible for any losses suffered by the Fund
as  a  result.  All applications to purchase shares  of
the  Fund are subject to acceptance by the Company  and
are   not  binding  until  so  accepted.   The  Company
reserves the right to decline an application in whole or in part.

      Alternatively, you may place an order to purchase
shares  of  the Fund through a broker-dealer.   Broker-
dealers may charge a transaction fee for placing orders
to  purchase Fund shares.  It is the responsibility  of
the   broker-dealer  to  place  the  order   with   the
appropriate Fund on a timely basis.

      In  addition, you may purchase shares of the Fund
by  wire.  To establish a new account by wire transfer,
please call the Transfer Agent at 1-888-825-2100.   The
Transfer Agent will assign an account number to you  at
that  time.   Funds  should then be wired  through  the
Federal Reserve System as follows:

            UMB Bank, n.a.
            ABA Number 101000 695
            For credit to Frontegra Funds, Inc.
            Account Number 9870610221
            For  further  credit  to  Frontegra  Funds, Inc.
            (investor account number)
            (name or account registration)
            (social security or tax identification number)
            (identify which Fund to purchase)

The Fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.

Subsequent Investments - Minimum $1,000

      Additions to your account in amounts of $1,000 or more may be made by mail or by wire. When making an additional purchase by mail, enclose a check payable to "Frontegra Funds, Inc." along with the additional investment form provided on the lower portion of your account statement. To make an additional purchase by wire, please follow the instructions listed above.

                 HOW TO REDEEM SHARES

      You may request redemption of part or all of your
Fund shares at any time.  The price you receive will be
the  net  asset  value next determined after  the  Fund
receives  your  request  in  proper  form.   Once  your
redemption request is received in proper form, the Fund
normally will mail or wire your redemption proceeds the
next  business  day and, in any event,  no  later  than
seven  business  days  after receipt  of  a  redemption
request.   However, the Fund may hold payment  of  that
portion of an investment which was made by check which has not been collected. In addition to the redemption procedures described below, redemptions may also be made through broker-dealers who may charge a commission or other transaction fee.

Written Redemption

      To  request redemption of Fund shares,  you  must
furnish  a written, unconditional request to: Frontegra
Funds, Inc., c/o Sunstone Investor Services, LLC,  P.O.
Box 2142, Milwaukee, Wisconsin 53201-2142.  For written
redemption requests sent via overnight delivery, please
use  207  E.  Buffalo  Street,  Suite  315,  Milwaukee,
Wisconsin  53202-5712.  The request must (i) be  signed
exactly  as  the shares are registered,  including  the
signature of each owner and (ii) specify the number  of
Fund   shares   or  dollar  amount  to   be   redeemed.
Additional   documentation  may   be   requested   from
corporations,   executors,  administrators,   trustees,
guardians,  agents  or  attorneys-in-fact.   Redemption
proceeds may be wired to a commercial bank authorized on your account application. However, you will be charged a $10 service fee for such redemptions.

Signature Guarantees

       Signature  guarantees  are  required  for:   (i)
redemption requests to be mailed or wired to a person other than the registered owner(s) of the shares and
(ii) redemption requests to be mailed or wired to other than the address of record. A signature guarantee may be obtained from any eligible guarantor institution, as defined by the SEC. These institutions include banks, savings and loan associations, credit unions, brokerage firms and others.

      Your account may be terminated by the Fund on not less than 30 days' notice if, at the time of any redemption of shares in your account, the value of the remaining shares in the account falls below $10,000.
Upon any such termination, a check for the redemption proceeds will be sent to the address of record within seven business days of the redemption.

                  EXCHANGE PRIVILEGE

      You  may  exchange your shares in  the  Fund  for
shares in any other Fund of the Company at any time  by
written  request.   The  value  of  the  shares  to  be
exchanged  and the price of the shares being  purchased
will  be  the  net  asset value next  determined  after
receipt of instructions for exchange.  An exchange from
one  Fund to another is treated the same as an ordinary
sale  and purchase for federal income tax purposes  and
you will realize a capital gain or loss.  This is not a
tax-free   exchange.   Exchange  requests   should   be
directed   to:  Frontegra  Funds,  Inc.,  c/o  Sunstone
Investor  Services,  LLC,  P.O.  Box  2142,  Milwaukee,
Wisconsin  53201-2142.  For written  exchange  requests
sent  via overnight delivery, please use 207 E. Buffalo
Street,  Suite  315,  Milwaukee, Wisconsin  53202-5712.
Exchange   requests  may  be  subject  to  limitations,
including  those  relating to frequency,  that  may  be
established  from  time  to time  to  ensure  that  the
exchanges  do  not  disadvantage  the  Funds  or  their
shareholders.  The Company reserves the right to modify
or  terminate  the  exchange privilege  upon  60  days'
written  notice  to  each  shareholder  prior  to   the
modification or termination taking effect.

            TAX-SHELTERED RETIREMENT PLANS

      The  Company  offers through its  Custodian,  UMB
Bank,  n.a.,  various  qualified retirement  plans  for
adoption by individuals and employers.  Participants in
these plans can accumulate shares of the Fund on a tax-
deferred  basis.   Please  call  1-888-825-2100  for  a
current list of the plans offered.

DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX TREATMENT

      The  Fund  intends  to operate  as  a  "Regulated
Investment Company" under Subchapter M of the  Internal
Revenue  Code,  and therefore will not  be  liable  for
federal  income  taxes  to  the  extent  earnings   are
distributed on a timely basis.  For federal income  tax
purposes,  all  dividends and net  realized  short-term
capital  gains distributed by the Fund are  taxable  as
ordinary income whether reinvested or received in  cash
unless  you are exempt from taxation or entitled  to  a
tax  deferral.  Distributions paid by the Fund from net
realized  long-term capital gains, whether received  in
cash or reinvested in additional shares, are taxable as
a  capital gain unless you are exempt from taxation  or
entitled  to a tax deferral.  The capital gain  holding
period is determined by the length of time the Fund has
held  the security and not the length of time you  have
held  shares  in the Fund.  Shareholders  are  informed
annually  as to the amount and nature of all  dividends
and  capital  gains paid during the prior  year.   Such
capital gains and dividends may also be subject to state or local taxes. If you are not required to pay taxes on your income, you are generally not required to pay federal income taxes on the amounts distributed to you.

     Dividends are usually distributed quarterly by the
Fund.   Capital gains are usually distributed  annually
in  December.   When  a dividend  or  capital  gain  is
distributed,  the Fund's net asset value  decreases  by
the  amount  of  the payment.  If you  purchase  shares
shortly  before a distribution, you will,  nonetheless,
be  subject  to income taxes on the distribution,  even
though   the  value  of  your  investment  (plus   cash
received,  if any) remains the same.  All dividends  or
capital   gain  distributions  will  automatically   be
reinvested in shares of the Fund at the then prevailing
net   asset   value  unless  an  investor  specifically
requests that either dividends or capital gains or both
be  paid in cash.  The election to receive dividends or
reinvest  them may be changed by writing to:  Frontegra
Funds, Inc., c/o Sunstone Investor Services, LLC,  P.O.
Box   2142,   Milwaukee,  Wisconsin  53201-2142.    For
overnight deliveries, please use 207 E. Buffalo Street,
Suite  315,  Milwaukee,  Wisconsin  53202-5712.    Such
notice must be received at least five business days prior to the record date of any dividend or capital gain distribution.

      If  you do not furnish the Fund with your correct
social   security  number  or  taxpayer  identification
number and/or the Fund receives notification from the Internal Revenue Service requiring back-up withholding, the Fund is required by federal law to withhold federal income tax from your distributions and redemption proceeds at a rate of 31%.

      This  section  is  not  intended  to  be  a  full
discussion of federal income tax laws and the effect of
such  laws on you.  There may be other federal,  state,
or  local tax considerations applicable to a particular
investor.   You  are  urged to  consult  your  own  tax
advisor.

                     FUND EXPENSES

      The  Fund  is  responsible for its own  expenses,
including, without limitation: interest charges; taxes;
brokerage    commissions;   organizational    expenses;
expenses  of registering or qualifying shares for  sale
with  the states and the SEC; expenses of issue,  sale,
repurchase   or  redemption  of  shares;  expenses   of
printing  and distributing prospectuses and annual  and
semi-annual  reports to existing shareholders;  charges
of custodians; expenses for accounting, administrative,
audit,  and legal services; fees for directors who  are
not  interested  persons  of  Frontegra;  expenses   of
fidelity bond coverage and other insurance; expenses of indemnification; extraordinary expenses; and costs of shareholder and director meetings.

           DETERMINATION OF NET ASSET VALUE

     The Fund's net asset value per share is determined
as  of the close of trading on the NYSE (generally 4:00
p.m.,  Eastern Time) on each day the NYSE is  open  for
business.   The  Fund is not required to calculate  its
net  asset value on days during which the Fund receives
no orders to purchase shares and no shares are tendered
for  redemption.   Net  asset value  is  calculated  by
taking  the  fair  value of the  Fund's  total  assets,
including  interest or dividends accrued, but  not  yet
collected,  less all liabilities, and dividing  by  the
total   number  of  shares  outstanding.   The  result,
rounded to the nearest cent, is the net asset value per
share.   In  determining net asset value, expenses  are
accrued  and  applied  daily and securities  and  other
assets  for  which market quotations are available  are
valued at market value. Debt securities are valued by a
pricing   service   that   utilizes   electronic   data
processing  techniques to determine values  for  normal
institutional-sized trading units  of  debt  securities
without  regard to the existence of sale or bid  prices
when  such values are believed by Reams to reflect more
accurately  the  fair market value of such  securities;
otherwise, actual sale or bid prices are used.   Common
stocks  and other equity-type securities are valued  at
the   last  trade  price  on  the  national  securities
exchange  or  Nasdaq  on  which  such  securities   are
primarily traded; however, securities traded on a national securities exchange or Nasdaq for which there were no transactions on a given day or securities not listed on a national securities exchange or Nasdaq are valued at the most recent bid prices. Other exchange-traded securities (generally foreign securities) will be valued based on market quotations.

      Securities  quoted in foreign  currency  will  be
valued in U.S. dollars at the foreign currency exchange
rates  that  are prevailing at the time the  daily  net
asset  value per share is determined. Foreign  currency
exchange  rates are generally determined prior  to  the
close  of  trading  on the NYSE.  Occasionally,  events
affecting  the  value of foreign investments  and  such
exchange rates occur between the time at which they are
determined and the close of trading on the NYSE.   Such
events   would  not  normally  be  reflected   in   the
calculation of the Fund's net asset value on that  day.
If  events  that  materially affect the  value  of  the
Fund's  foreign  investments or  the  foreign  currency
exchange   rates   occur  during   such   period,   the
investments  will  be  valued at their  fair  value  as
determined  in good faith by or under the direction  of
the  Board of Directors of the Company.  Certain of the
securities holdings of the Fund may, from time to time,
be  listed primarily on foreign exchanges that trade on
days  other  than those on which the NYSE is  open  for
business (e.g., Saturday).  As a result, the net  asset
value of the Fund may be significantly affected by such
trading   on   days   when  investors   cannot   effect
transactions in their accounts.

      Debt securities having remaining maturities of 60
days or less when purchased are valued by the amortized
cost method when the Board of Directors determines that
the  fair  market  value of such  securities  is  their
amortized  cost.   Under this method  of  valuation,  a
security  is initially valued at its acquisition  cost,
and thereafter, amortization of any discount or premium
is  assumed  each  day, regardless  of  the  impact  of
fluctuating interest rates on the market value  of  the
security.   Any securities for which market  quotations
are not readily available are valued at their fair value as determined in good faith by the Board of Directors or its delegate.

                  SHAREHOLDER REPORTS

     You will be provided at least semi-annually with a
report  showing the Fund's holdings and annually  after
the close of the Fund's fiscal year, which ends October
31,  with an annual report containing audited financial
statements.   An individual account statement  will  be
sent  to  you by the Transfer Agent after each purchase
or redemption of Fund shares you make, as well as on  a
monthly  basis.   You  will  also  receive  an   annual
statement after the end of the calendar year listing all transactions during such year.

      If  you  have  questions about your account,  you
should    call   the   Fund's   Transfer    Agent    at
1-888-825-2100.   Investors who have general  questions
about  the  Fund  or  the Company or desire  additional
information should write to Frontegra Funds, Inc.,  c/o
Sunstone   Investor  Services,  LLC,  P.O.  Box   2142,
Milwaukee, Wisconsin 53201-2142.

                     ORGANIZATION

      The  Company  is  an open-end investment  company
which  was organized as a Maryland corporation  on  May
24,   1996.   The  Company  is  authorized   to   issue
200,000,000, $.01 par value shares, in addition to  the
100,000,000,  $.01 par value shares of  the  Fund,  the
100,000,000,  $.01 par value shares  of  the  Frontegra
Opportunity  Fund and the 100,000,000, $.01  par  value
shares  of  the  Frontegra  Growth  Fund.   The  assets
belonging to each Fund will be held separately  by  the
Custodian, and if the Company issues additional series,
each  additional  series will be held  separately.   In
effect, each series will be a separate fund.

     Each share, irrespective of series, is entitled to
one  vote on all questions, except that certain matters
must  be  voted on separately by the series  of  shares
affected,  and  matters affecting only one  series  are
voted  upon  only  by that series.   Shares  have  non-
cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect all of the Directors if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any person or persons to the Board of Directors.

      The Company will not hold annual shareholders meetings except when required by the Investment Company
Act of 1940. The Company has adopted procedures in its Bylaws for the removal of Directors by the shareholders as well as by the Board of Directors. As of January 1, 1998, two persons owned a controlling interest in the Company.

           ADMINISTRATOR AND FUND ACCOUNTANT

      Pursuant to an Administration and Fund Accounting
Agreement,   Sunstone  Financial   Group,   Inc.   (the
"Administrator"), 207 East Buffalo Street,  Suite  400,
Milwaukee, Wisconsin 53202-5712, calculates  the  daily
net asset value of the Fund and provides administrative
services   (which  include  clerical,  compliance   and
regulatory services such as filing all required federal
income  and  excise tax returns and state property  tax
returns,  assisting with regulatory filings,  preparing
financial  statements and monitoring expense accruals).
For  the foregoing, the Administrator receives from the
Fund a fee, computed daily and payable monthly based on
the  Fund's  average net assets at the annual  rate  of
0.175%  on the first $50,000,000 of average net  assets
and   0.04%   of  average  net  assets  in  excess   of
$50,000,000, subject to an annual minimum of $56,200, plus out of pocket expenses.

             CUSTODIAN AND TRANSFER AGENT

      UMB Bank, n.a., 928 Grand Boulevard, Kansas City,
Missouri 64141 acts as Custodian of the Fund's  assets.
Sunstone Investor Services, LLC, 207 E. Buffalo Street,
Suite  315, P.O. Box 2142, Milwaukee, Wisconsin  53202-
5712 acts as Dividend-Disbursing and Transfer Agent for the Fund.

           COMPARISON OF INVESTMENT RESULTS

      The Fund may from time to time compare its investment results to various passive indices or other mutual funds and cite such comparisons in reports to shareholders, sales literature, and advertisements.
The results may be calculated on the basis of average annual total return, total return or cumulative total return.

      All  total return figures assume the reinvestment
of  all dividends and measure the net investment income
generated  by,  and  the effect of,  any  realized  and
unrealized   appreciation  or   depreciation   of   the
underlying investments in the Fund over a specified period of time. Average annual total return figures are annualized and therefore represent the average annual percentage change over the specified period.
Total return figures are not annualized and represent the aggregate percentage or dollar value change over the period of a year or less. Cumulative total return simply reflects the Fund's performance over a stated period of time of greater than one year.

      Quotations of yield for the Fund will be based on the net investment income (including dividends and interest) per share during a particular 30-day (or one month) period, less expenses accrued during the period, and will be computed by dividing net investment income by the public offering price per share on the last day of the period.

       Average  annual  total  return,  total   return,
cumulative  total return and yield are based  upon  the
historical  results of the Fund and are not necessarily
representative of the future performance of  the  Fund.
Additional  information concerning the  performance  of
the   Fund  appears  in  the  Statement  of  Additional
Information.

The  Company reserves the right to change  any  of  the
policies,  practices and procedures described  in  this
Prospectus  with  respect to the  Fund,  including  the
Statement    of    Additional   Information,    without
shareholder approval except in those instances where shareholder approval is expressly required.

DIRECTORS

William D. Forsyth III
Thomas J. Holmberg, Jr.
David L. Heald


OFFICERS

William D. Forsyth III
Thomas J. Holmberg, Jr.


INVESTMENT ADVISER

Frontegra Asset Management, Inc.
400 Skokie Blvd.
Suite 500
Northbrook, IL  60062


SUB-ADVISER

Reams Asset Management Company, LLC
227 Washington Street
Columbus, IN  47201


CUSTODIAN

UMB Bank, n.a.
928 Grand Boulevard
Kansas City, MO  64141


DIVIDEND-DISBURSING AND TRANSFER AGENT

Sunstone Investor Services, LLC
207 East Buffalo Street, Suite 315
P.O. Box 2142
Milwaukee, WI  53201-2142


ADMINISTRATOR AND FUND ACCOUNTANT

Sunstone Financial Group, Inc.
207 East Buffalo Street, Suite 400
Milwaukee, WI  53202-5712

AUDITORS

Ernst & Young LLP
Sears Tower
233 South Wacker Drive
Chicago, IL  60606-6301


LEGAL COUNSEL

Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, WI  53202

MW1-95604-6

                      PROSPECTUS
                   January 30, 1998


                 FRONTEGRA FUNDS, INC.

              FRONTEGRA OPPORTUNITY FUND


          c/o Sunstone Investor Services, LLC
                    P. O. Box 2142
            Milwaukee, Wisconsin 53201-2142


                    1-888-825-2100

      The FRONTEGRA OPPORTUNITY FUND (the "Fund") is  a
series   of   FRONTEGRA  FUNDS,  INC.,   an   open-end,
management  investment company, known as a mutual  fund
(the "Company").

      The  investment objective of the Fund is  capital
appreciation.    The  Fund  invests  primarily   in   a
diversified portfolio of equity securities of companies
with  small market capitalizations.  The Fund  is  100%
no-load.  There are no sales, redemption or 12b-1 fees.

       This   Prospectus  sets  forth   concisely   the
information  that  you  should be  aware  of  prior  to
investing  in  the Fund.  Please read  this  Prospectus
carefully   and   retain  it  for   future   reference.
Additional  information regarding the Company  and  the
Fund   is  included  in  the  Statement  of  Additional
Information  dated  January 30, 1998,  which  has  been
filed  with  the  Securities  and  Exchange  Commission
("SEC")  and  is  incorporated in  this  Prospectus  by
reference.   A  copy  of  the  Company's  Statement  of
Additional Information is available without charge by writing to the Company at the address listed above or by calling, toll-free, 1-888-825-2100.

THESE  SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED
BY  THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
SECURITIES  COMMISSION,   NOR HAS  THE  SECURITIES  AND
EXCHANGE  COMMISSION OR ANY STATE SECURITIES COMMISSION
PASSED   UPON   THE  ACCURACY  OR  ADEQUACY   OF   THIS
PROSPECTUS.   ANY REPRESENTATION TO THE CONTRARY  IS  A
CRIMINAL OFFENSE.

                       TABLE OF CONTENTS

                                                             Page
SUMMARY                                                         1
    INVESTMENT OBJECTIVE                                        1
    RISK FACTORS                                                1
    INVESTMENT ADVISER                                          1
    PURCHASES AND REDEMPTIONS                                   1
    SHAREHOLDER SERVICES                                        1
SUMMARY OF EXPENSES                                             2
    FEE TABLES                                                  2
    EXAMPLE                                                     2
FINANCIAL HIGHLIGHTS                                            3
INVESTMENT OBJECTIVE AND POLICIES                               3
INVESTMENT TECHNIQUES AND RISKS                                 4
    SMALL COMPANIES                                             4
    SHORT-TERM FIXED INCOME SECURITIES                          5
    ILLIQUID SECURITIES                                         5
    REPURCHASE AGREEMENTS                                       5
    FOREIGN SECURITIES AND CURRENCIES                           5
    DERIVATIVE INSTRUMENTS                                      6
    PORTFOLIO TURNOVER                                          6
INVESTMENT RESTRICTIONS                                         6
MANAGEMENT                                                      7
HOW TO PURCHASE SHARES                                          8
    INITIAL INVESTMENT - MINIMUM $100,000                       8
    SUBSEQUENT INVESTMENTS - MINIMUM $1,000                     9
HOW TO REDEEM SHARES                                            9
    WRITTEN REDEMPTION                                          9
    SIGNATURE GUARANTEES                                        9
EXCHANGE PRIVILEGE                                              9
TAX-SHELTERED RETIREMENT PLANS                                 10
DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX TREATMENT        10
FUND EXPENSES                                                  10
DETERMINATION OF NET ASSET VALUE                               11
SHAREHOLDER REPORTS                                            11
ORGANIZATION                                                   11
ADMINISTRATOR AND FUND ACCOUNTANT                              12

CUSTODIAN AND TRANSFER AGENT                                   12
COMPARISON OF INVESTMENT RESULTS                               12


No  person  has been authorized to give any information
or   to  make  any  representations  other  than  those
contained  in  this  Prospectus and  the  Statement  of
Additional  Information, and if  given  or  made,  such
information  or representations may not be relied  upon
as   having  been  authorized  by  the  Company.   This
Prospectus  does  not  constitute  an  offer  to   sell
securities in any state to any person to whom it is unlawful to make such offer in such state.

                        SUMMARY

Investment Objective

      Frontegra  Funds,  Inc., an open-end,  management
investment  company,  currently  is  comprised  of  the
Frontegra  Opportunity Fund (the "Fund"), the Frontegra
Total  Return Bond Fund and the Frontegra Growth  Fund.
The   investment  objective  of  the  Fund  is  capital
appreciation.    The  Fund  seeks   to   achieve   this
investment objective primarily through investment in  a
diversified portfolio of equity securities of companies
with   small   market  capitalizations.    The   Fund's
investments are subject to market risk and the value of
its   shares   will  fluctuate  with  changing   market
valuations  of its portfolio holdings.  See "INVESTMENT
OBJECTIVE AND POLICIES" and "INVESTMENT TECHNIQUES  AND
RISKS."

Risk Factors

      The Fund is suitable for long-term investors only
and is not designed as a short-term investment vehicle.
The  share  price of the Fund is expected to  fluctuate
and  may, at redemption, be worth more or less than the
initial  purchase price.  Market risks associated  with
equity  investments include the possibility that  stock
prices  in  general  will decline over  short  or  even
extended  periods.   This risk is in  addition  to  the
risks  inherent  in individual stock  selections.   See
"INVESTMENT TECHNIQUES AND RISKS" for more information.

Investment Adviser

     The Fund is managed by Frontegra Asset Management,
Inc. ("Frontegra"), which supervises the management  of
the Fund's portfolio by the sub-adviser and administers
the  Company's  business affairs.  Investment  advisory
services  are  provided  to the  Fund  by  Reams  Asset
Management Company, LLC ("Reams"). Reams operated as  a
corporation (Reams Asset Management Company, Inc.) from
its  founding  in 1981 until March 31,  1994,  when  it
became an Indiana limited liability company (LLC), with
no  change in principals, employees or clients.   Reams
primarily acts as investment adviser to institutional clients with equity portfolios totaling approximately
$500 million and has assets under management totaling approximately $3.9 billion as of December 31, 1997.
See "MANAGEMENT."

Purchases and Redemptions

      Shares of the Fund are sold and redeemed  at  net
asset  value  without the imposition of  any  sales  or
redemption  charges.   The minimum  initial  investment
required   by  the  Fund  is  $100,000.   The   minimum
subsequent investment is $1,000.  These minimums may be
changed or waived at any time at the discretion of  the
Fund.   See "HOW TO PURCHASE SHARES" and "HOW TO REDEEM
SHARES."   Shares  in  the Fund may  be  exchanged  for
shares   in  other  Funds  of  the  Company  at   their
respective net asset values.

Shareholder Services

      Questions regarding the Fund may be directed to the Company at the address and telephone number on the front page of this Prospectus.

                  SUMMARY OF EXPENSES

Fee Tables

     Shareholder Transaction Expenses

     Sales Load Imposed on Purchases              NONE
     Sales Load Imposed on Reinvested Dividends   NONE
     Deferred Sales Load Imposed on Redemptions   NONE
     Redemption Fees                              NONE
     Exchange Fees                                NONE

     Annual Operating Expenses (after waivers or reimbursements) (as a percentage of average net assets)

     Management Fees                              0.65%
     12b-1 Fees                                    NONE
     Other Expenses (Net of Reimbursements)       0.25%
     TOTAL OPERATING EXPENSES                     0.90%
       (After Waivers and/or Reimbursements)

      For the fiscal year ended October 31, 1997, Frontegra voluntarily agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's Total
Operating Expenses did not exceed 0.90% of the Fund's average daily net assets. Absent these reimbursements, the Other Expenses and Total Operating Expenses for the
Fund  would  have been 11.37% and 12.02%, respectively.
Frontegra has voluntarily agreed to continue this waiver/reimbursement policy for the year ending October
31, 1998, and for an indefinite amount of time beyond that date. For additional information concerning fees and expenses, see "MANAGEMENT."


      The Fund will charge a service fee of $10 for redemptions effected via wire transfer, and $23 for checks that do not clear. See "HOW TO REDEEM SHARES."

Example

      You would pay the following expenses on a $1,000 investment, assuming (i) 5% annual return and (ii) redemption at the end of each time period:

     1 Year              $ 9
     3 Years             $29

       The  Fee  Tables,  including  the  Example,  are
included  to  assist you in understanding  the  various
costs  and expenses that an investor in the Fund  bears
directly  or indirectly.  The Example is based  on  the
Total  Operating Expenses specified in the table above.
The  amounts  in  the Example may increase  absent  the
waivers  or reimbursements.  Please remember  that  the
Example should not be considered representative of past
or  future  expenses and that actual  expenses  may  be
greater or lesser than those shown.  The assumption  in
the  Example of a 5% annual rate of return is  required
by  regulations  of the SEC applicable  to  all  mutual
funds.   This return is hypothetical and should not  be
considered representative of past or future performance of the Fund.

                 FINANCIAL HIGHLIGHTS


      The audited financial information relating to the
Fund during the period from July 31, 1997 (commencement
of  operations)  to October 31, 1997 included  in  this
table   has  been  derived  from  the  Fund's   audited
financial  statements.  The table  should  be  read  in
conjunction  with the financial statements and  related
notes   included  in  the  Fund's  Annual   Report   to
Shareholders.   The  unaudited  financial   information
relating to the Fund during the period from November 1,
1997  to  December 31, 1997 included in this table  has
been   derived  from  the  Fund's  unaudited  financial
statements.   The table should be read  in  conjunction
with   the  financial  statements  and  related   notes
included   in   the  Fund's  Statement  of   Additional
Information.    Both  the  Fund's  Annual   Report   to
Shareholders and Statement of Additional Information are available without charge by writing to the Company, c/o Sunstone Investor Services, LLC, P.O. Box 2142,
Milwaukee, Wisconsin 53201-2142, or by calling, toll-free, 1-888-825-2100.


                                          Two Months Ended      Period Ended
                                          December 31, 1997  October 31, 1997(1)

Net asset value, beginning of period           $32.22             $30.00

Income from investment operations:
Net investment income                            0.05               0.04
Net realized and unrealized gain on investments  0.21               2.18
Total income from investment operations          0.26               2.22

Less distributions paid:
From net investment income                     (0.01)                ---
Total distributions paid                       (0.01)                ---

Net asset value, end of period                 $32.47             $32.22

Total return (2)                                0.81%              7.40%

Supplemental data and ratios:
Net assets, end of period (in thousands)       $7,648             $5,900
Ratio of expenses to average net
 assets (3)(4)                                  0.90%              0.90%
Ratio of net investment income to
 average net assets (3)(4)                      1.34%              2.61%
Portfolio turnover rate (2)                        9%                 9%
Average commission rate paid on portfolio
  investment transactions                     $0.0456            $0.0423

__________

(1)Commenced operations on July 31, 1997.
(2)Not annualized.
(3)Net of waiver and reimbursements by Adviser. Without waiver and reimbursements of expenses, the ratio of expenses to average net assets would have been 2.72% and 12.02%, and the ratio of net investment income to average net assets would have been (0.48)% and (8.51)% for the period ended December 31, 1997 and the period July 31, 1997 to October 31, 1997.
(4)Annualized.

           INVESTMENT OBJECTIVE AND POLICIES


      The investment objective presented below may  not
be  changed  without shareholder approval.   Since  all
investments are subject to inherent market risks, there is no assurance that this objective will be realized.
All of the Fund's investment restrictions which may not be changed without shareholder approval are contained in the Company's Statement of Additional Information.
Except for the Fund's investment objective and the fundamental investment restrictions enumerated in the Company's Statement of Additional Information, the
Fund's policies may be changed without a vote of the Fund's shareholders.


       The   Fund's  investment  objective  is  capital
appreciation.  The Fund will seek, under normal  market
conditions,  to  achieve  its investment  objective  by
investing its assets primarily in equity securities  of
companies with small market capitalizations.  The  Fund
will  invest at least 80% of its net assets  in  equity
securities.   These securities include: common  stocks;
preferred stocks; warrants to purchase common stocks or
preferred  stocks; depositary receipts; and  securities
convertible  into common or preferred stocks,  such  as
convertible bonds and debentures rated Baa or higher by
Moody's Investors Service ("Moody's") or BBB or  higher
by  Standard  &  Poor's ("S&P"), Duff  &  Phelps,  Inc.
("D&P") or Fitch Investors Service, Inc. ("Fitch").  At
least  65% of the Fund's total assets will normally  be
invested  in  equity  securities of small-sized  market
capitalization  companies, which for  the  purposes  of
this   Fund   are   those  companies  with   a   market
capitalization of $2 billion or less at the time of the
Fund's investment.  In general, investments in smaller-
capitalization  companies often involve  greater  risks
than investments in larger capitalized companies.  (See
"INVESTMENT  TECHNIQUES AND RISKS - Small  Companies").
The  Fund  may  invest  up to 15%  of  its  net  assets
directly in the securities of foreign issuers.  It  may
also  invest, without limitation, in foreign securities
in   domestic  markets  through  depositary   receipts.
However, as a matter of policy, the Fund intends to limit its total foreign exposure, including both direct investments and depositary receipts, to no more than 25% of the Fund's net assets. In addition, the Fund may invest up to 20% of its total assets in cash and short-term fixed income securities for any purpose and up to 100% of its total assets may be invested in such instruments for temporary defensive purposes.


      In  seeking  to  achieve  the  Fund's  investment
objective,  Reams  uses  a  value-oriented  discipline.
Reams  evaluates the small cap market by using a number
of  valuation  criteria,  including  both  current  and
historical  measures,  for ratios  comparing  price  to
earnings, price to book value and price to sales.   The
portfolio management team then constructs a focus  list
based  in  part on each company's competitive position,
capital structure, cash flow and management.  The  team
then  determines  a target price for  the  stock,  thus
providing  a  specific expected rate  of  return.   The
approximately  75 securities with the highest  expected
rates   of  return  would  be  among  those  securities
selected  for  the  Fund's portfolio.   On  average,  a
security will be held by the Fund for approximately  12
months. Ultimately, securities will be sold due to the emergence of superior alternatives.

            INVESTMENT TECHNIQUES AND RISKS

      In  addition to the investment policies described
above  (and  subject to certain restrictions  described
below), the Fund may invest in the following securities
and employ the following investment techniques, some of
which may present special risks as described below.   A
more complete discussion of certain of these securities and investment techniques and the associated risks is contained in the Company's Statement of Additional
Information.

Small Companies

      The Fund may invest a substantial portion of  its
assets  in  small  companies.  While smaller  companies
generally   have  the  potential  for   rapid   growth,
investments in smaller companies often involve  greater
risks  than  investments  in larger,  more  established
companies  because  smaller  companies  may  lack   the
management  experience,  financial  resources,  product
diversification  and  competitive strengths  of  larger
companies.    In   addition,  in  many  instances   the
securities  of smaller companies are traded only  over-
the-counter  or on a regional securities exchange,  and
the   frequency   and  volume  of  their   trading   is
substantially less than is typical of larger companies.
Therefore, the securities of smaller companies may be subject to greater and more abrupt price fluctuations.
When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of smaller company securities. An investment in the Fund may be subject to greater price fluctuations than an investment in a fund that invests primarily in larger companies.

Short-Term Fixed Income Securities

      The  Fund  may invest in short-term fixed  income
securities.  Short-term fixed income securities must be
rated at least A or higher by S&P, Moody's or Fitch  or
A-  or  higher by D&P.  These securities (each of which
has a stated maturity of one year or less from the date
of  purchase unless otherwise indicated) include:  U.S.
government  securities,  including  bills,  notes   and
bonds,  differing as to maturity and rate of  interest,
which  are  either  issued or guaranteed  by  the  U.S.
Treasury   or   by   U.S.  governmental   agencies   or
instrumentalities;  certificates  of   deposit   issued
against  funds deposited in a U.S. bank or savings  and
loan  association; bank time deposits, which are monies
kept  on  deposit with U.S. banks or savings  and  loan
associations  for a stated period of time  at  a  fixed
rate of interest; bankers' acceptances which are short-
term  credit  instruments used  to  finance  commercial
transactions;  commercial paper  and  commercial  paper
master  notes (which are demand instruments  without  a
fixed  maturity  bearing interest at  rates  which  are
fixed to known lending rates and automatically adjusted
when such lending rates change) rated A-1 or better  by
S&P, Prime-1 or better by Moody's, Duff 2 or higher  by
D&P,  or  Fitch  2  or higher by Fitch;  or  repurchase
agreements   entered   into  only   with   respect   to
obligations  of  the U.S. government, its  agencies  or
instrumentalities.   The Fund may also  invest  in  the
short-term investment fund of its custodial bank.

Illiquid Securities

      The Fund may invest up to 15% of the value of its
net assets in illiquid securities.  Illiquid securities
include:   restricted   securities   (securities    the
disposition  of which is restricted under  the  federal
securities laws); securities which may only  be  resold
pursuant to Rule 144A under the Securities Act of 1933,
as  amended; and repurchase agreements with  maturities
in   excess  of  seven  days.   Risks  associated  with
restricted  securities include the potential obligation
to  pay  all  or part of the registration  expenses  in
order  to  sell restricted securities.  A  considerable
period  of  time  may elapse between the  time  of  the
decision to sell a restricted security and the time the
Fund  may  be permitted to sell the security  under  an
effective  registration statement  or  otherwise.   If,
during  such  a  period,  adverse  conditions  were  to
develop,  the Fund might obtain a less favorable  price
than  that which prevailed when it decided to sell  the
security.   The Board of Directors of the  Company,  or
its  delegate, has the ultimate authority to determine,
to  the extent permissible under the federal securities
laws,  which  securities are liquid  or  illiquid.  The
Board of Directors has adopted liquidity guidelines and
delegated  this  determination  to  Reams.   Rule  144A
securities will be treated as illiquid, subject to the liquidity guidelines.

Repurchase Agreements

     The Fund may enter into repurchase agreements with
certain  banks and non-bank dealers.  In  a  repurchase
agreement, a Fund buys a security at one price  and  at
the  time of sale, the seller agrees to repurchase  the
obligation  at  a mutually agreed upon time  and  price
(usually  within seven days).  The repurchase agreement
determines  the  yield during the  purchaser's  holding
period, while the seller's obligation to repurchase  is
secured  by the value of the underlying security.   The
Fund  may enter into repurchase agreements with respect
to  any  security  in which it may invest.   Repurchase
agreements could involve certain risks in the event  of
a  default  or  insolvency of the other  party  to  the
agreement,  including possible delays  or  restrictions
upon  a  Fund's  ability to dispose of  the  underlying
securities.  Under certain circumstances, the Fund  may
deem   repurchase  agreements  collateralized  by  U.S.
government  securities  to  be  investments   in   U.S.
government securities.

Foreign Securities and Currencies

     The Fund may invest directly in foreign securities
or  indirectly through depositary receipts.  Depositary
receipts  are  typically  issued  by  banks  or   trust
companies   evidencing  ownership  of  the   underlying
foreign security.  Investments in securities of foreign
issuers  involve  risks which are in  addition  to  the
usual  risks inherent in domestic investment.  In  many
countries  there is less publicly available information
about  issuers  than is available in  the  reports  and
ratings   published  about  companies   in   the   U.S.
Additionally,  foreign companies  are  not  subject  to
uniform  accounting,  auditing and financial  reporting
standards  as  are companies in the U.S.   Other  risks
inherent in foreign investment include:  expropriation;
confiscatory taxation; capital gains taxes; withholding
taxes   on   dividends  and  interest;  less  extensive
regulation  of foreign brokers, securities markets  and
issuers;   costs   incurred  in   conversions   between
currencies; the possibility of delays in settlement  in
foreign securities markets; limitations on the  use  or
transfer of assets (including suspension of the ability
to   transfer  currency  from  a  given  country);  the
difficulty of
enforcing obligations in other countries;
diplomatic  developments;  and  political   or   social
instability.  Foreign economies may differ favorably or
unfavorably from the U.S. economy in various  respects,
and  many foreign securities are less liquid and  their
prices   are   more   volatile  than  comparable   U.S.
securities.  From time to time, foreign securities  may
be difficult to liquidate rapidly without adverse price
effects.    Certain  costs  attributable   to   foreign
investing, such as custody charges and brokerage costs,
are   higher   than  those  attributable  to   domestic
investing.

     Because most foreign securities are denominated in non-U.S. currencies, the investment performance of the Fund could be affected by changes in foreign currency exchange rates to some extent. The value of the Fund's assets denominated in foreign currencies will increase or decrease in response to fluctuations in the value of those foreign currencies relative to the U.S. dollar.
Currency exchange rates can be volatile at times in response to various political and economic conditions.

Derivative Instruments

      The  Fund  may  engage  in options,  futures  and
options  on  futures transactions which  are  sometimes
referred  to  as  derivative transactions.   Derivative
transactions   may   also  include   forward   currency
contracts   and   foreign   currency   exchange-related
securities.

     Derivative instruments may be used by the Fund for
any   lawful   purpose  consistent  with   the   Fund's
investment  objective, including  hedging  or  managing
risk  but  not for speculation.  Derivative instruments
are  securities  or agreements whose value  is  derived
from  the  value of some underlying asset, for example,
securities,    currencies,   reference    indexes    or
commodities.   Derivatives  generally  have  investment
characteristics  that  are based  upon  either  forward
contracts or option contracts.  The change in value  of
a forward-based derivative generally is proportional to
the  change in value of the underlying asset, while the
change in value of an option-based derivative generally
is  related to favorable movements in the price of  the
underlying asset, without the corresponding exposure to
adverse movements in the value of the underlying asset.
The seller of an option-based derivative generally will
receive  fees or premiums but is exposed to losses  due
to  changes in the value of the underlying asset.  When
required  by guidelines of the SEC, the Fund  will  set
aside permissible liquid assets in a segregated account
to   secure   its  potential  obligations   under   its
derivative  positions.  Such liquid assets may  include
cash,  U.S. government securities and high grade liquid
debt  securities.   The ability  of  the  Fund  to  use
derivatives  effectively  is  largely  dependent   upon
Reams' ability to use such instruments correctly  which
may  involve different skills than are associated  with
securities  generally.   For a  further  discussion  of
derivative transactions, please see the Statement of Additional Information.

Portfolio Turnover

       Under   normal  market  conditions,   the   Fund
anticipates  that  its  portfolio  turnover  rate  will
generally not exceed 125% and is expected to be between
75%  and 125%.  A portfolio turnover rate of 100% would
occur,  for example, if all of the securities  held  by
the  Fund were replaced within one year.  In the  event
the  Fund has a portfolio turnover rate of 100% or more
in any year, it would result in the payment by the Fund
of  increased brokerage costs and could result  in  the
payment  by shareholders of increased taxes on realized
investment   gains.   See  "DIVIDENDS,   CAPITAL   GAIN
DISTRIBUTIONS AND TAX TREATMENT." The Fund's portfolio turnover rate is included under "FINANCIAL HIGHLIGHTS."

                INVESTMENT RESTRICTIONS

      The  Company has adopted several restrictions  on
the  investments and other activities of the Fund  that
may  not be changed without shareholder approval.   For
example, the Fund:

     (1)  May (i) borrow money from banks and (ii) make
other  investments  or  engage  in  other  transactions
permissible  under the Investment Company Act  of  1940
which may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33-1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings). The Fund may also borrow money from other Frontegra Funds or other persons to the extent permitted by applicable law.

      (2) May not act as an underwriter of another issuer's securities, except to the extent the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

      For additional investment restrictions, see the Company's Statement of Additional Information.


                      MANAGEMENT


     Under the laws of the State of Maryland, the Board
of  Directors of the Company (the "Board of Directors")
is  responsible for managing the Company's business and
affairs.   The Board of Directors also oversees  duties
required  by  applicable state and  federal  law.   The
Company   has  entered  into  an  investment   advisory
agreement   with   Frontegra  Asset  Management,   Inc.
("Frontegra") dated October 30, 1996, as amended as of February 1, 1998 (the "Investment Advisory Agreement"), pursuant to which Frontegra supervises the management of the Fund's investments and business affairs, subject to the supervision of the Company's Board of Directors.
Frontegra has entered into a subadvisory agreement with Reams Asset Management Company, LLC ("Reams") under which Reams serves as the Fund's portfolio manager and, subject to Frontegra's supervision, manages the Fund's portfolio assets. Frontegra provides office facilities for the Fund and pays the salaries, fees, and expenses of all officers and directors of the Fund who are interested persons of Frontegra.


      Frontegra was organized in 1996 and is located at
400  Skokie  Blvd.,  Suite  500,  Northbrook,  Illinois
60062.   Mr. William D. Forsyth III and Mr.  Thomas  J.
Holmberg,  Jr.  each own 50% of Frontegra.   Under  the
Investment  Advisory  Agreement, the  Fund  compensates
Frontegra  for  its management services at  the  annual
rate  of  0.65% of the Fund's average daily net assets.
For  the  fiscal year ended October 31, 1997, Frontegra
voluntarily agreed to waive its management  fee  and/or
reimburse  the Fund's operating expenses to the  extent
necessary  to  ensure that the Fund's  Total  Operating
Expenses  did  not exceed 0.90% of the  Fund's  average
daily net assets.  Frontegra has voluntarily agreed  to
continue  this  waiver/reimbursement  policy  for   the
fiscal  year  ending  October  31,  1998  and  for   an
indefinite amount of time beyond that date.   Any  such
waiver  or  reimbursement  will  have  the  effect   of
lowering the overall expense ratio for the Fund and increasing the Fund's overall return to investors for the time any such amounts are waived and/or reimbursed.
For the fiscal year ended October 31, 1997, after waivers and reimbursements, these expenses totaled
0.90% of the Fund's average net assets.


      Reams  operated  as  a corporation  (Reams  Asset
Management  Company, Inc.) from its  founding  in  1981
until March 31, 1994, when it became an Indiana limited
liability  company (LLC), with no change in principals,
employees  or  clients.   Reams  is  located   at   227
Washington Street, Columbus, Indiana 47201.  Under  the
subadvisory  agreement,  and  with  certain  exceptions
described herein, Reams is compensated by Frontegra for
its investment advisory services at the annual rate  of
0.45%  of  the  Fund's average daily  net  assets.   In
recognition  of  the economies of scale  that  will  be
gained  by  the  Fund  and  Frontegra,  and  with   the
exception of defined contribution or 401(k) investments
in  the  Fund,  for  initial investments  of  over  $15
million Frontegra will compensate Reams an extra  0.10%
of  the  average daily net assets of such  investments.
For  the  fiscal  year ended October  31,  1997,  Reams
received  no  compensation for its investment  advisory
services to the Fund.  Reams provides continuous advice
and  recommendations concerning the Fund's  investments
and is responsible for selecting the broker/dealers who
execute the portfolio transactions.  In executing  such
transactions,  Reams  seeks  to  obtain  the  best  net
results   for  the  Fund.   In  addition  to  providing
investment advisory services to the Fund, Reams  serves
as  investment  adviser to pension  and  profit-sharing
plans,  and  other  institutional  investors.   As   of
December 31, 1997, Reams had approximately $3.9 billion under management, which includes equity portfolios totaling approximately $500 million. Mr. Fred W. Reams owns units representing a majority of the voting rights of Reams.

     The day-to-day management responsibilities for the
Fund's   portfolio  are  primarily  handled  by  Reams'
portfolio  management  team.  The portfolio  management
team  has been managed primarily by Mr. Reams  and  Mr.
David   R.   Milroy.   The  prior  five  year  business
experience history for these individuals is as follows:
Mr. Reams has been President of Reams since April, 1994
and  was  President of Reams Asset Management  Company,
Inc.  until March, 1994 and Mr. Milroy has been  Senior
Vice  President,  Equity  Management,  of  Reams  since
April,  1994,  was  Vice  President  and  Senior   Vice
President, Equity Management, of Reams Asset Management
Company,  Inc. from June, 1990 until March,  1994,  and
was  Portfolio Manager of Loomis, Sayles  &  Co.  until
May,   1990.    The   global   economic
forecast   is
incorporated into the construction of scenarios firm-wide. The portfolio management team approves scenarios established for individual securities submitted by each analyst, and makes the final buy and sell decisions.

                HOW TO PURCHASE SHARES

      Shares of the Fund are sold on a continuous basis
at  the next offering price after receipt of the  order
by  the  Fund.   This price is based on the  net  asset
value of the Fund and is determined as of the close  of
trading  on  the New York Stock Exchange  (the  "NYSE")
(generally  4:00 p.m., Eastern Time) on  each  day  the
NYSE  is open.  See "DETERMINATION OF NET ASSET VALUE."
The  price  at which your purchase will be effected  is
based  on  the  Fund's net asset value next  determined
after the Fund receives your request in proper form.  A
confirmation indicating the details of the  transaction
will  be sent to you promptly.  Shares are credited  to
your   account,  but  certificates  are   not   issued.
However, you will have full shareholder rights.

      The minimum initial investment required by the Fund is $100,000. Subsequent investments may be made by mail or wire with a minimum subsequent investment of $1,000. The Fund reserves the right to change or waive these minimums at any time. Shareholders will be given at least 30 days' notice of any increase in the minimum dollar amount of purchases.

      If  you purchase shares of the Fund by check  and
request the redemption of such shares within 15 days of
the   initial  purchase,  payment  of  the   redemption
proceeds may be delayed for up to seven business days in order to ensure that the check has cleared. This is a security precaution only and does not affect your investment.

Initial Investment - Minimum $100,000

      You may purchase shares of the Fund by completing
an  application and mailing it along with  a  check  or
money  order  payable to "Frontegra  Funds,  Inc."  to:
Frontegra  Funds, Inc., c/o Sunstone Investor Services,
LLC,  P.O.  Box 2142, Milwaukee, Wisconsin  53201-2142.
For  overnight  deliveries, please use 207  E.  Buffalo
Street,  Suite  315,  Milwaukee, Wisconsin  53202-5712.
Purchases  must be made in U.S. dollars and all  checks
must  be drawn on a U.S. bank.  If your check does  not
clear, you will be charged a $23 service fee.  You will
also be responsible for any losses suffered by the Fund
as  a  result.  All applications to purchase shares  of
the  Fund are subject to acceptance by the Company  and
are   not  binding  until  so  accepted.   The  Company
reserves the right to decline an application in whole or in part.


      Alternatively, you may place an order to purchase
shares  of  the Fund through a broker-dealer.   Broker-
dealers may charge a transaction fee for placing orders
to  purchase Fund shares.  It is the responsibility  of
the   broker-dealer  to  place  the  order   with   the
appropriate Fund on a timely basis.

      In  addition, you may purchase shares of the Fund
by  wire.  To establish a new account by wire transfer,
please call the Transfer Agent at 1-888-825-2100.   The
Transfer Agent will assign an account number to you  at
that  time.   Funds  should then be wired  through  the
Federal Reserve System as follows:

            UMB Bank, n.a.
            ABA Number 101000 695
            For credit to Frontegra Funds, Inc.
            Account Number 9870610221
            For  further  credit  to  Frontegra  Funds, Inc.
            (investor account number)
            (name or account registration)
            (social security or tax identification number)
            (identify which Fund to purchase)

The Fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.

Subsequent Investments - Minimum $1,000

      Additions to your account in amounts of $1,000 or more may be made by mail or by wire. When making an additional purchase by mail, enclose a check payable to "Frontegra Funds, Inc." along with the additional investment form provided on the lower portion of your account statement. To make an additional purchase by wire, please follow the instructions listed above.

                 HOW TO REDEEM SHARES

      You may request redemption of part or all of your
Fund shares at any time.  The price you receive will be
the  net  asset  value next determined after  the  Fund
receives  your  request  in  proper  form.   Once  your
redemption request is received in proper form, the Fund
normally will mail or wire your redemption proceeds the
next  business  day and, in any event,  no  later  than
seven  business  days  after receipt  of  a  redemption
request.   However, the Fund may hold payment  of  that
portion of an investment which was made by check which has not been collected. In addition to the redemption procedures described below, redemptions may also be made through broker-dealers who may charge a commission or other transaction fee.

Written Redemption

      To  request redemption of Fund shares,  you  must
furnish  a written, unconditional request to: Frontegra
Funds, Inc., c/o Sunstone Investor Services, LLC,  P.O.
Box 2142, Milwaukee, Wisconsin 53201-2142.  For written
redemption requests sent via overnight delivery, please
use  207  E.  Buffalo  Street,  Suite  315,  Milwaukee,
Wisconsin  53202-5712.  The request must (i) be  signed
exactly  as  the shares are registered,  including  the
signature of each owner and (ii) specify the number  of
Fund   shares   or  dollar  amount  to   be   redeemed.
Additional   documentation  may   be   requested   from
corporations,   executors,  administrators,   trustees,
guardians,  agents  or  attorneys-in-fact.   Redemption
proceeds may be wired to a commercial bank authorized on your account application. However, you will be charged a $10 service fee for such redemptions.

Signature Guarantees

       Signature  guarantees  are  required  for:   (i)
redemption requests to be mailed or wired to a person other than the registered owner(s) of the shares and
(ii) redemption requests to be mailed or wired to other than the address of record. A signature guarantee may be obtained from any eligible guarantor institution, as defined by the SEC. These institutions include banks, savings and loan associations, credit unions, brokerage firms and others.

      Your account may be terminated by the Fund on not less than 30 days' notice if, at the time of any redemption of shares in your account, the value of the remaining shares in the account falls below $10,000.
Upon any such termination, a check for the redemption proceeds will be sent to the address of record within seven business days of the redemption.

                  EXCHANGE PRIVILEGE

      You  may  exchange your shares in  the  Fund  for
shares in any other Fund of the Company at any time  by
written  request.   The  value  of  the  shares  to  be
exchanged  and the price of the shares being  purchased
will  be  the  net  asset value next  determined  after
receipt of instructions for exchange.  An exchange from
one  Fund to another is treated the same as an ordinary
sale  and purchase for federal income tax purposes  and
you will realize a capital gain or loss.  This is not a
tax-free   exchange.   Exchange  requests   should   be
directed   to:  Frontegra  Funds,  Inc.,  c/o  Sunstone
Investor  Services,  LLC,  P.O.  Box  2142,  Milwaukee,
Wisconsin  53201-2142.  For written  exchange  requests
sent  via overnight delivery, please use 207 E. Buffalo
Street,  Suite  315,  Milwaukee, Wisconsin  53202-5712.
Exchange   requests  may  be  subject  to  limitations,
including  those  relating to frequency,  that  may  be
established  from  time  to time  to  ensure  that  the
exchanges   do  not  disadvantage  the  Fund   or   its
shareholders.  The Company reserves the right to modify
or  terminate  the  exchange privilege  upon  60  days'
written  notice  to  each  shareholder  prior  to   the
modification or termination taking effect.

            TAX-SHELTERED RETIREMENT PLANS

      The  Company  offers through its  Custodian,  UMB
Bank,  n.a.,  various  qualified retirement  plans  for
adoption by individuals and employers.  Participants in
these plans can accumulate shares of the Fund on a tax-
deferred  basis.   Please  call  1-888-825-2100  for  a
current list of the plans offered.

DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX TREATMENT

      The  Fund  intends  to operate  as  a  "Regulated
Investment Company" under Subchapter M of the  Internal
Revenue  Code,  and therefore will not  be  liable  for
federal  income  taxes  to  the  extent  earnings   are
distributed on a timely basis.  For federal income  tax
purposes,  all  dividends and net  realized  short-term
capital  gains distributed by the Fund are  taxable  as
ordinary income whether reinvested or received in  cash
unless  you are exempt from taxation or entitled  to  a
tax  deferral.  Distributions paid by the Fund from net
realized  long-term capital gains, whether received  in
cash or reinvested in additional shares, are taxable as
a  capital gain unless you are exempt from taxation  or
entitled  to a tax deferral.  The capital gain  holding
period is determined by the length of time the Fund has
held  the security and not the length of time you  have
held  shares  in the Fund.  Shareholders  are  informed
annually  as to the amount and nature of all  dividends
and  capital  gains paid during the prior  year.   Such
capital gains and dividends may also be subject to state or local taxes. If you are not required to pay taxes on your income, you are generally not required to pay federal income taxes on the amounts distributed to you.

     Dividends are usually distributed semi-annually by
the  Fund.  Capital gains are usually distributed semi-
annually  in  June and December.  When  a  dividend  or
capital gain is distributed, the Fund's net asset value
decreases  by  the  amount  of  the  payment.   If  you
purchase  shares  shortly before  a  distribution,  you
will,  nonetheless,  be subject to income taxes on  the
distribution, even though the value of your  investment
(plus  cash  received, if any) remains the  same.   All
dividends   or   capital   gain   distributions    will
automatically be reinvested in shares of  the  Fund  at
the  then prevailing net asset value unless an investor
specifically requests that either dividends or  capital
gains or both be paid in cash.  The election to receive
dividends  or reinvest them may be changed  by  writing
to:   Frontegra  Funds,  Inc.,  c/o  Sunstone  Investor
Services,  LLC,  P.O.  Box 2142,  Milwaukee,  Wisconsin
53201-2142.  For overnight deliveries, please  use  207
E.  Buffalo  Street,  Suite 315,  Milwaukee,  Wisconsin
53202-5712. Such notice must be received at least five business days prior to the record date of any dividend or capital gain distribution.


     If you do not furnish the Fund with your correct social security number or taxpayer identification number and/or the Fund receives notification from the Internal Revenue Service requiring back-up withholding, the Fund is required by federal law to withhold federal income tax from your distributions and redemption proceeds at a rate of 31%.

     This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you. There may be other federal, state, or local tax considerations applicable to a particular investor. You are urged to consult your own tax advisor.

                     FUND EXPENSES

     The Fund is responsible for its own expenses, including, without limitation: interest charges; taxes;
brokerage commissions; organizational expenses;
expenses of registering or qualifying shares for sale with the states and the SEC; expenses of issue, sale, repurchase or redemption of shares; expenses of printing and distributing prospectuses and annual and semi-annual reports to existing shareholders; charges of custodians; expenses for accounting, administrative, audit, and legal services; fees for directors who are not interested persons of Frontegra; expenses of fidelity bond coverage and other insurance; expenses of indemnification; extraordinary expenses; and costs of shareholder and director meetings.

           DETERMINATION OF NET ASSET VALUE

     The Fund's net asset value per share is determined
as  of  the  close  of trading on the  NYSE  (generally
4:00  p.m., Eastern Time) on each day the NYSE is  open
for  business.  The Fund is not required  to  calculate
its  net  asset  value on days during  which  the  Fund
receives no orders to purchase shares and no shares are
tendered for redemption.  Net asset value is calculated
by  taking  the fair value of the Fund's total  assets,
including  interest or dividends accrued, but  not  yet
collected,  less all liabilities, and dividing  by  the
total   number  of  shares  outstanding.   The  result,
rounded to the nearest cent, is the net asset value per
share.   In  determining net asset value, expenses  are
accrued  and  applied  daily and securities  and  other
assets  for  which market quotations are available  are
valued at market value. Debt securities are valued by a
pricing   service   that   utilizes   electronic   data
processing  techniques to determine values  for  normal
institutional-sized trading units  of  debt  securities
without  regard to the existence of sale or bid  prices
when  such values are believed by Reams to reflect more
accurately  the  fair market value of such  securities;
otherwise, actual sale or bid prices are used.   Common
stocks  and other equity-type securities are valued  at
the   last  trade  price  on  the  national  securities
exchange  or  Nasdaq  on  which  such  securities   are
primarily traded; however, securities traded on a national securities exchange or Nasdaq for which there were no transactions on a given day or securities not listed on a national securities exchange or Nasdaq are valued at the most recent bid prices. Other exchange-traded securities (generally foreign securities) will be valued based on market quotations.

      Securities  quoted in foreign  currency  will  be
valued in U.S. dollars at the foreign currency exchange
rates  that  are prevailing at the time the  daily  net
asset  value per share is determined.  Foreign currency
exchange  rates are generally determined prior  to  the
close  of  trading  on the NYSE.  Occasionally,  events
affecting  the  value of foreign investments  and  such
exchange rates occur between the time at which they are
determined and the close of trading on the NYSE.   Such
events   would  not  normally  be  reflected   in   the
calculation of the Fund's net asset value on that  day.
If  events  that  materially affect the  value  of  the
Fund's  foreign  investments or  the  foreign  currency
exchange   rates   occur  during   such   period,   the
investments  will  be  valued at their  fair  value  as
determined  in good faith by or under the direction  of
the  Board of Directors of the Company.  Certain of the
securities holdings of the Fund may, from time to time,
be  listed primarily on foreign exchanges that trade on
days  other  than those on which the NYSE is  open  for
business (e.g., Saturday).  As a result, the net  asset
value of the Fund may be significantly affected by such
trading   on   days   when  investors   cannot   effect
transactions in their accounts.

      Debt securities having remaining maturities of 60
days or less when purchased are valued by the amortized
cost method when the Board of Directors determines that
the  fair  market  value of such  securities  is  their
amortized  cost.   Under this method  of  valuation,  a
security  is initially valued at its acquisition  cost,
and thereafter, amortization of any discount or premium
is  assumed  each  day, regardless  of  the  impact  of
fluctuating interest rates on the market value  of  the
security.   Any securities for which market  quotations
are not readily available are valued at their fair value as determined in good faith by the Board of Directors or its delegate.

                  SHAREHOLDER REPORTS

     You will be provided at least semi-annually with a
report  showing the Fund's holdings and annually  after
the close of the Fund's fiscal year, which ends October
31,  with an annual report containing audited financial
statements.   An individual account statement  will  be
sent  to  you by the Transfer Agent after each purchase
or redemption of Fund shares you make, as well as on  a
monthly  basis.   You  will  also  receive  an   annual
statement after the end of the calendar year listing all transactions during such year.

      If  you  have  questions about your account,  you
should    call   the   Fund's   Transfer    Agent    at
1-888-825-2100.   Investors who have general  questions
about  the  Fund  or  the Company or desire  additional
information should write to Frontegra Funds, Inc.,  c/o
Sunstone   Investor  Services,  LLC,  P.O.  Box   2142,
Milwaukee, Wisconsin 53201-2142.

                     ORGANIZATION

      The  Company  is  an open-end investment  company
which  was organized as a Maryland corporation  on  May
24,   1996.   The  Company  is  authorized   to   issue
200,000,000, $.01 par value shares, in addition to  the
100,000,000,  $.01 par value shares of  the  Fund,  the
100,000,000,  $.01 par value shares  of  the  Frontegra
Total  Return Bond Fund and the 100,000,000,  $.01  par
value  shares of the Frontegra Growth Fund.  The assets
belonging to each Fund will be held
separately  by  the
Custodian, and if the Company issues additional series,
each  additional  series will be held  separately.   In
effect, each series will be a separate fund.

     Each share, irrespective of series, is entitled to
one  vote on all questions, except that certain matters
must  be  voted on separately by the series  of  shares
affected,  and  matters affecting only one  series  are
voted  upon  only  by that series.   Shares  have  non-
cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect all of the Directors if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any person or persons to the Board of Directors.

      The Company will not hold annual shareholders meetings except when required by the Investment Company
Act of 1940. The Company has adopted procedures in its Bylaws for the removal of Directors by the shareholders as well as by the Board of Directors. As of January 1, 1998, two persons owned a controlling interest in the Company.

           ADMINISTRATOR AND FUND ACCOUNTANT

      Pursuant to an Administration and Fund Accounting
Agreement,   Sunstone  Financial   Group,   Inc.   (the
"Administrator"), 207 East Buffalo Street,  Suite  400,
Milwaukee, Wisconsin 53202-5712, calculates  the  daily
net asset value of the Fund and provides administrative
services   (which  include  clerical,  compliance   and
regulatory services such as filing all required federal
income  and  excise tax returns and state property  tax
returns,  assisting with regulatory filings,  preparing
financial  statements and monitoring expense accruals).
For  the foregoing, the Administrator receives from the
Fund a fee, computed daily and payable monthly based on
the  Fund's  average net assets at the annual  rate  of
0.175%  on the first $50,000,000 of average net  assets
and   0.04%   of  average  net  assets  in  excess   of
$50,000,000, subject to an annual minimum of $56,200, plus out of pocket expenses.

             CUSTODIAN AND TRANSFER AGENT

      UMB Bank, n.a., 928 Grand Boulevard, Kansas City,
Missouri 64141 acts as Custodian of the Fund's  assets.
Sunstone Investor Services, LLC, 207 E. Buffalo Street,
Suite  315, P.O. Box 2142, Milwaukee, Wisconsin  53202-
5712 acts as Dividend-Disbursing and Transfer Agent for the Fund.

           COMPARISON OF INVESTMENT RESULTS

      The Fund may from time to time compare its investment results to various passive indices or other mutual funds and cite such comparisons in reports to shareholders, sales literature, and advertisements.
The results may be calculated on the basis of average annual total return, total return or cumulative total return.

      All  total return figures assume the reinvestment
of  all dividends and measure the net investment income
generated  by,  and  the effect of,  any  realized  and
unrealized   appreciation  or   depreciation   of   the
underlying investments in the Fund over a specified period of time. Average annual total return figures are annualized and therefore represent the average annual percentage change over the specified period.
Total return figures are not annualized and represent the aggregate percentage or dollar value change over the period of a year or less. Cumulative total return simply reflects the Fund's performance over a stated period of time of greater than one year.

      Average  annual  total return, total  return  and
cumulative  total return are based upon the  historical
results   of   the   Fund  and  are   not   necessarily
representative of the future performance of  the  Fund.
Additional  information concerning the  performance  of
the   Fund  appears  in  the  Statement  of  Additional
Information.

The  Company reserves the right to change  any  of  the
policies,  practices and procedures described  in  this
Prospectus  with  respect to the  Fund,  including  the
Statement    of    Additional   Information,    without
shareholder approval except in those instances where shareholder approval is expressly required.

DIRECTORS

William D. Forsyth III
Thomas J. Holmberg, Jr.
David L. Heald


OFFICERS

William D. Forsyth III
Thomas J. Holmberg, Jr.


INVESTMENT ADVISER

Frontegra Asset Management, Inc.
400 Skokie Blvd.
Suite 500
Northbrook, IL  60062


SUB-ADVISER

Reams Asset Management Company, LLC
227 Washington Street
Columbus, IN  47201


CUSTODIAN

UMB Bank, n.a.
928 Grand Boulevard
Kansas City, MO  64141


DIVIDEND-DISBURSING AND TRANSFER AGENT

Sunstone Investor Services, LLC
207 East Buffalo Street, Suite 315
P.O. Box 2142
Milwaukee, WI  53201-2142


ADMINISTRATOR AND FUND ACCOUNTANT

Sunstone Financial Group, Inc.
207 East Buffalo Street, Suite 400
Milwaukee, WI  53202-5712

AUDITORS

Ernst & Young LLP
Sears Tower
233 South Wacker Drive
Chicago, IL  60606-6301


LEGAL COUNSEL

Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, WI  53202

MW-95673-6

                      PROSPECTUS
                   January 30, 1998


                 FRONTEGRA FUNDS, INC.

                 FRONTEGRA GROWTH FUND

          c/o Sunstone Investor Services, LLC
                    P. O. Box 2142
            Milwaukee, Wisconsin 53201-2142


                    1-888-825-2100

     The FRONTEGRA GROWTH FUND (the "Fund") is a series
of  FRONTEGRA  FUNDS,  INC.,  an  open-end,  management
investment  company,  known  as  a  mutual  fund   (the
"Company").

      The investment objective of the Fund is long-term
capital appreciation.  The Fund invests primarily in  a
diversified portfolio of equity securities of companies
with  mid- to large-sized market capitalizations.   The
Fund is 100% no-load. There are no sales, redemption or 12b-1 fees.

       This   Prospectus  sets  forth   concisely   the
information  that  you  should be  aware  of  prior  to
investing  in  the Fund.  Please read  this  Prospectus
carefully   and   retain  it  for   future   reference.
Additional  information regarding the Company  and  the
Fund   is  included  in  the  Statement  of  Additional
Information  dated  January 30, 1998,  which  has  been
filed  with  the  Securities  and  Exchange  Commission
("SEC")  and  is  incorporated in  this  Prospectus  by
reference.   A  copy  of  the  Company's  Statement  of
Additional Information is available without charge by writing to the Company at the address listed above or by calling, toll-free, 1-888-825-2100.

THESE  SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED
BY  THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
SECURITIES  COMMISSION,   NOR HAS  THE  SECURITIES  AND
EXCHANGE  COMMISSION OR ANY STATE SECURITIES COMMISSION
PASSED   UPON   THE  ACCURACY  OR  ADEQUACY   OF   THIS
PROSPECTUS.   ANY REPRESENTATION TO THE CONTRARY  IS  A
CRIMINAL OFFENSE.

                   TABLE OF CONTENTS

                                                             Page
SUMMARY                                                         1
    INVESTMENT OBJECTIVE                                        1
    RISK FACTORS                                                1
    INVESTMENT ADVISER                                          1
    PURCHASES AND REDEMPTIONS                                   1
    SHAREHOLDER SERVICES                                        1
SUMMARY OF EXPENSES                                             2
    FEE TABLES                                                  2
    EXAMPLE                                                     2
PRIOR PERFORMANCE OF NORTHERN                                   3
INVESTMENT OBJECTIVE AND POLICIES                               4
INVESTMENT TECHNIQUES AND RISKS                                 4
    SHORT-TERM FIXED INCOME SECURITIES                          4
    ILLIQUID SECURITIES                                         5
    REPURCHASE AGREEMENTS                                       5
    FOREIGN SECURITIES AND CURRENCIES                           5
    DERIVATIVE INSTRUMENTS                                      6
    PORTFOLIO TURNOVER                                          6
INVESTMENT RESTRICTIONS                                         6
MANAGEMENT                                                      7
HOW TO PURCHASE SHARES                                          7
    INITIAL INVESTMENT - MINIMUM $100,000                       8
    SUBSEQUENT INVESTMENTS - MINIMUM $1,000                     8
HOW TO REDEEM SHARES                                            9
    WRITTEN REDEMPTION                                          9
    SIGNATURE GUARANTEES                                        9
EXCHANGE PRIVILEGE                                              9
TAX-SHELTERED RETIREMENT PLANS                                  9
DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX TREATMENT        10
FUND EXPENSES                                                  10
DETERMINATION OF NET ASSET VALUE                               10
SHAREHOLDER REPORTS                                            11
ORGANIZATION                                                   11
ADMINISTRATOR AND FUND ACCOUNTANT                              12

CUSTODIAN AND TRANSFER AGENT                                   12
COMPARISON OF INVESTMENT RESULTS                               12


No  person  has been authorized to give any information
or   to  make  any  representations  other  than  those
contained  in  this  Prospectus and  the  Statement  of
Additional  Information, and if  given  or  made,  such
information  or representations may not be relied  upon
as   having  been  authorized  by  the  Company.   This
Prospectus  does  not  constitute  an  offer  to   sell
securities in any state to any person to whom it is unlawful to make such offer in such state.

                        SUMMARY

Investment Objective

      Frontegra  Funds,  Inc., an open-end,  management
investment  company,  currently  is  comprised  of  the
Frontegra Growth Fund (the "Fund"), the Frontegra Total
Return  Bond  Fund and the Frontegra Opportunity  Fund.
The  investment  objective of  the  Fund  is  long-term
capital  appreciation.  The Fund seeks to achieve  this
investment objective primarily through investment in  a
diversified portfolio of equity securities of companies
with  mid- to large-sized market capitalizations.   The
Fund's investments are subject to market risk and the value of its shares will fluctuate with changing market valuations of its portfolio holdings. See "INVESTMENT
OBJECTIVE AND POLICIES" and "INVESTMENT TECHNIQUES  AND
RISKS."

Risk Factors

      The Fund is suitable for long-term investors only
and is not designed as a short-term investment vehicle.
The  share  price of the Fund is expected to  fluctuate
and  may, at redemption, be worth more or less than the
initial  purchase price.  Market risks associated  with
equity  investments include the possibility that  stock
prices  in  general  will decline over  short  or  even
extended  periods.   This risk is in  addition  to  the
risks  inherent  in individual stock  selections.   See
"INVESTMENT TECHNIQUES AND RISKS" for more information.

Investment Adviser

     The Fund is managed by Frontegra Asset Management,
Inc. ("Frontegra"), which supervises the management  of
the Fund's portfolio by the sub-adviser and administers
the  Company's  business affairs.  Investment  advisory
services  are provided to the Fund by Northern  Capital
Management    Incorporated   ("Northern").     Northern
primarily  acts as investment adviser to  institutional
clients   with   assets   under   management   totaling
approximately  $1.3  billion as of December  31,  1997.
See "MANAGEMENT."

Purchases and Redemptions

      Shares of the Fund are sold and redeemed  at  net
asset  value  without the imposition of  any  sales  or
redemption  charges.   The minimum  initial  investment
required   by  the  Fund  is  $100,000.   The   minimum
subsequent investment is $1,000.  These minimums may be
changed or waived at any time at the discretion of  the
Fund.   See "HOW TO PURCHASE SHARES" and "HOW TO REDEEM
SHARES."   Shares  in  the Fund may  be  exchanged  for
shares   in  other  Funds  of  the  Company  at   their
respective net asset values.

Shareholder Services

      Questions regarding the Fund may be directed to the Company at the address and telephone number on the front page of this Prospectus.

                  SUMMARY OF EXPENSES

Fee Tables

     Shareholder Transaction Expenses

     Sales Load Imposed on Purchases              NONE
     Sales Load Imposed on Reinvested Dividends   NONE
     Deferred Sales Load Imposed on Redemptions   NONE
     Redemption Fees                              NONE
     Exchange Fees                                NONE

     Annual Operating Expenses (after waivers or reimbursements) (as a percentage of average net assets)

     Management Fees                              0.80%
     12b-1 Fees                                    NONE
     Other Expenses (Net of Reimbursements)        NONE
     TOTAL OPERATING EXPENSES                     0.80%
       (After Waivers and/or Reimbursements)

      For  the fiscal year ending October 31, 1998  and
for  an  indefinite  amount of time beyond  that  date,
Frontegra   has  voluntarily  agreed   to   waive   its
management  fee  and/or reimburse the Fund's  operating
expenses  to  the extent necessary to ensure  that  the
Fund's Total Operating Expenses do not exceed 0.80%  of
the  Fund's average daily net assets.  Because the Fund
has  not commenced operations prior to the date hereof,
other  expenses have been estimated and  are  presented
net   of  waivers  and  reimbursements.   Absent  these
waivers  and  reimbursements, the  Other  Expenses  and
Total Operating Expenses for the Fund are estimated  to
be  0.55%  and  1.35%, respectively.    For  additional
information   concerning   fees   and   expenses,   see
"MANAGEMENT."


      The Fund will charge a service fee of $10 for redemptions effected via wire transfer, and $23 for checks that do not clear. See "HOW TO REDEEM SHARES."

Example

      You would pay the following expenses on a $1,000 investment, assuming (i) 5% annual return and (ii) redemption at the end of each time period:

     1 Year              $ 8
     3 Years             $26

       The  Fee  Tables,  including  the  Example,  are
included  to  assist you in understanding  the  various
costs  and expenses that an investor in the Fund  bears
directly  or indirectly.  The Example is based  on  the
Total  Operating Expenses specified in the table above.
The  amounts  in  the Example may increase  absent  the
waivers  or reimbursements.  Please remember  that  the
Example should not be considered representative of past
or  future  expenses and that actual  expenses  may  be
greater or lesser than those shown.  The assumption  in
the  Example of a 5% annual rate of return is  required
by  regulations  of the SEC applicable  to  all  mutual
funds.   This return is hypothetical and should not  be
considered representative of past or future performance of the Fund.

             PRIOR PERFORMANCE OF NORTHERN

     The following table shows the historical composite
performance data for all of Northern's private advisory
accounts  which  have investment objectives,  policies,
strategies and risks substantially similar to the Fund,
known  as  the  NCM Equity Portfolio (the "Portfolio"),
for  the  periods indicated.  Since its inception,  the
Portfolio  has  shown an annual return of approximately
24.00%.  The Portfolio has not been subject to the same
types  of expenses to which the Fund is subject nor  to
the    diversification   requirements,   specific   tax
restrictions and investment limitations imposed on  the
Fund  by  the Internal Revenue Code of 1986, as amended
(the  "Code"), and the Investment Company Act of  1940,
as    amended    (the   "1940   Act"),    respectively.
Consequently, the performance results for the Portfolio
could have been adversely affected if the Portfolio had
been regulated under the federal security and tax laws.
The data is provided to illustrate the past performance
of   Northern  in  managing  a  substantially   similar
portfolio  as measured against the Russell 1000  Growth
Index  and  the Standard & Poor's 500 Stock Index  (the
"S&P  500")  and does not represent the performance  of
the   Fund.    Investors  should  not   consider   this
performance  data  as  an  indication  of  the   future
performance of the Fund or Northern.


       Northern's  performance  information  has   been
calculated in accordance with recommended standards  of
the  Association for Investment Management and Research
("AIMR"),  retroactively applied to all  time  periods.
All returns presented were calculated on a total return
basis  and include all dividends and interest, if  any,
accrued  income,  if any, and realized  and  unrealized
gains and losses.  All returns reflect the deduction of
investment  advisory  fees, brokerage  commissions  and
execution   costs   paid  by  the  Portfolio,   without
provision for federal or state income taxes.  Cash  and
cash   equivalents  are  included  in  the  performance
returns.    Total  return  is  calculated  monthly   in
accordance with the time weighted rate of return method provided for by AIMR standards accounted for on a trade-date and accrual basis. AIMR standards for calculation of total return differ from the standards required by the SEC for calculation of average annual total return.
No leveraged positions were used. The monthly returns are geometrically linked to derive an annual total return.

      The investment results of the Portfolio presented
below are unaudited and are not intended to predict  or
suggest  the  future  returns of the  Fund.   Investors
should be aware that the use of a methodology different than that used below to calculate performance could result in different performance data.

              Northern Capital Management
     NCM Equity Portfolio Performance History:
                 12/31/90-12/31/97

                NCM Equity    Russell 1000
    Year         Portfolio       Growth        S&P
                  Rate of       Index(1)      500(2)
                  Return

      1            31.02          30.49       33.34
      3            32.50          30.14       31.14
      5            20.77          18.40       20.25
    From           24.00          19.36       19.75
    Inception(3)

(1) The Russell 1000 Growth Index is an unmanaged index that contains securities typically selected by growth managers as being representative of the U.S.
 stock market. The index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.
(2) The S&P 500 is an unmanaged index generally representative of the U.S. stock market. The index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.
(3)   The Portfolio commenced operations on December
 31, 1990.

Average Annualized Return in Percent: 12/31/90-12/31/97


          NCM Equity Portfolio
           Composite Performance            24.00%
          Russell 1000 Growth Index         19.36%

          S&P 500                           19.75%


           INVESTMENT OBJECTIVE AND POLICIES


      The investment objective presented below may  not
be  changed  without shareholder approval.   Since  all
investments are subject to inherent market risks, there is no assurance that this objective will be realized.
All of the Fund's investment restrictions which may not be changed without shareholder approval are contained in the Company's Statement of Additional Information.
Except for the Fund's investment objective and the fundamental investment restrictions enumerated in the Company's Statement of Additional Information, the
Fund's policies may be changed without a vote of the Fund's shareholders.


      The  Fund's  investment  objective  is  long-term
capital appreciation.  The Fund will seek, under normal
market  conditions, to achieve its investment objective
by   investing  its  assets  primarily  in  the  equity
securities of companies with mid- to large-sized market
capitalizations.  The Fund will invest at least 80%  of
its  net assets in equity securities.  These securities
include:  common stocks; preferred stocks; warrants  to
purchase  common stocks or preferred stocks; depository
receipts;  and  securities convertible into  common  or
preferred   stocks,  such  as  convertible  bonds   and
debentures  rated  Baa or higher by  Moody's  Investors
Service  ("Moody's")  or BBB or higher  by  Standard  &
Poor's  ("S&P"), Duff & Phelps, Inc. ("D&P")  or  Fitch
Investors Service, Inc. ("Fitch").  At least 65% of the
Fund's total assets will normally be invested in equity
securities of mid- to large-sized market capitalization
companies,  which  for the purposes of  this  Fund  are
those  companies  with  a market capitalization  of  $1
billion  or  more at the time of the Fund's investment.
The  Fund  may  invest  up to 15%  of  its  net  assets
directly in the securities of foreign issuers.  It  may
also  invest, without limitation, in foreign securities
in   domestic  markets  through  depository   receipts.
However,  as  a matter of policy, the Fund  intends  to
limit its total foreign exposure, including both direct
investments  and depository receipts, to no  more  than
25%  of  the Fund's net assets.  In addition, the  Fund
may  invest up to 20% of its total assets in  cash  and
short-term  fixed income securities to meet anticipated
redemption  requests,  pending investment  and  to  pay
expenses.   The  Fund may, however, temporarily  exceed
this 20% limitation, but only in circumstances pending investment and only for short periods of time.


      In  seeking  to  achieve  the  Fund's  investment
objective,  Northern identifies companies  with  market
capitalizations greater than $1 billion and  historical
earnings  growth  greater than the S&P  500.   Northern
then  assesses the competitive position  of  each  such
company  through  fundamental  research,  including  an
evaluation of its products or services, its management,
and  the  industry competition, and through  Northern's
proprietary price/growth analysis.  A target  price  is
then  established for each security based on  projected
earnings  growth relative to market expectations.   The
45-55  securities  with the highest expected  rates  of
return would be among those securities selected for the
Fund's portfolio.  On average, a security will be  held
by  the  Fund for approximately 12 months.   Securities
are generally sold as a result of price appreciation, when they become less attractive on a risk/return basis relative to their growth prospects and other identified securities, or when the assumptions used in Northern's proprietary price/growth analysis change with respect to the security.

            INVESTMENT TECHNIQUES AND RISKS

      In  addition to the investment policies described
above  (and  subject to certain restrictions  described
below), the Fund may invest in the following securities
and employ the following investment techniques, some of
which may present special risks as described below.   A
more complete discussion of certain of these securities and investment techniques and the associated risks is contained in the Company's Statement of Additional
Information.

Short-Term Fixed Income Securities

      The  Fund  may invest in short-term fixed  income
securities.  Short-term fixed income securities must be
rated at least A or higher by S&P, Moody's or Fitch  or
A-  or  higher by D&P.  These securities (each of which
has a stated maturity of one year or less from the date
of  purchase unless otherwise indicated) include:  U.S.
government  securities,  including  bills,  notes   and
bonds,  differing as to maturity and rate of  interest,
which  are  either  issued or guaranteed  by  the  U.S.
Treasury   or   by   U.S.  governmental   agencies   or
instrumentalities;  certificates  of   deposit   issued
against funds deposited in a U.S. bank or savings and loan association; bank time deposits, which are monies kept on deposit with

U.S. banks or savings  and  loan
associations  for a stated period of time  at  a  fixed
rate of interest; bankers' acceptances which are short-
term  credit  instruments used  to  finance  commercial
transactions;  commercial paper  and  commercial  paper
master  notes (which are demand instruments  without  a
fixed  maturity  bearing interest at  rates  which  are
fixed to known lending rates and automatically adjusted
when such lending rates change) rated A-1 or better  by
S&P, Prime-1 or better by Moody's, Duff 2 or higher  by
D&P,  or  Fitch  2  or higher by Fitch;  or  repurchase
agreements   entered   into  only   with   respect   to
obligations  of  the U.S. government, its  agencies  or
instrumentalities.   The Fund may also  invest  in  the
short-term investment fund of its custodial bank.

Illiquid Securities

      The Fund may invest up to 5% of the value of  its
net assets in illiquid securities.  Illiquid securities
include    restricted   securities   (securities    the
disposition  of which is restricted under  the  federal
securities laws); securities which may only  be  resold
pursuant to Rule 144A under the Securities Act of 1933,
as  amended; and repurchase agreements with  maturities
in   excess  of  seven  days.   Risks  associated  with
restricted  securities include the potential obligation
to  pay  all  or part of the registration  expenses  in
order  to  sell restricted securities.  A  considerable
period  of  time  may elapse between the  time  of  the
decision to sell a restricted security and the time the
Fund  may  be permitted to sell the security  under  an
effective  registration statement  or  otherwise.   If,
during  such  a  period,  adverse  conditions  were  to
develop,  the Fund might obtain a less favorable  price
than  that which prevailed when it decided to sell  the
security.   The Board of Directors of the  Company,  or
its  delegate, has the ultimate authority to determine,
to  the extent permissible under the federal securities
laws,  which  securities are liquid  or  illiquid.  The
Board of Directors has adopted liquidity guidelines and
delegated  this determination to Northern.   Rule  144A
securities will be treated as illiquid securities, subject to the liquidity guidelines.

Repurchase Agreements

     The Fund may enter into repurchase agreements with
certain  banks and non-bank dealers.  In  a  repurchase
agreement, a Fund buys a security at one price  and  at
the  time of sale, the seller agrees to repurchase  the
obligation  at  a mutually agreed upon time  and  price
(usually  within seven days).  The repurchase agreement
determines  the  yield during the  purchaser's  holding
period, while the seller's obligation to repurchase  is
secured  by the value of the underlying security.   The
Fund  may enter into repurchase agreements with respect
to  any  security  in which it may invest.   Repurchase
agreements could involve certain risks in the event  of
a  default  or  insolvency of the other  party  to  the
agreement,  including possible delays  or  restrictions
upon  a  Fund's  ability to dispose of  the  underlying
securities.  Under certain circumstances, the Fund  may
deem   repurchase  agreements  collateralized  by  U.S.
government  securities  to  be  investments   in   U.S.
government securities.

Foreign Securities and Currencies

     The Fund may invest directly in foreign securities
or  indirectly through depository receipts.  Depository
receipts  are  typically  issued  by  banks  or   trust
companies   evidencing  ownership  of  the   underlying
foreign security.  Investments in securities of foreign
issuers  involve  risks which are in  addition  to  the
usual  risks inherent in domestic investment.  In  many
countries  there is less publicly available information
about  issuers  than is available in  the  reports  and
ratings   published  about  companies   in   the   U.S.
Additionally,  foreign companies  are  not  subject  to
uniform  accounting,  auditing and financial  reporting
standards  as  are companies in the U.S.   Other  risks
inherent in foreign investment include:  expropriation;
confiscatory taxation; capital gains taxes; withholding
taxes   on   dividends  and  interest;  less  extensive
regulation  of foreign brokers, securities markets  and
issuers;   costs   incurred  in   conversions   between
currencies; the possibility of delays in settlement  in
foreign securities markets; limitations on the  use  or
transfer of assets (including suspension of the ability
to   transfer  currency  from  a  given  country);  the
difficulty of enforcing obligations in other countries;
diplomatic  developments;  and  political   or   social
instability.  Foreign economies may differ favorably or
unfavorably from the U.S. economy in various  respects,
and  many foreign securities are less liquid and  their
prices   are   more   volatile  than  comparable   U.S.
securities.  From time to time, foreign securities  may
be difficult to liquidate rapidly without adverse price
effects.    Certain  costs  attributable   to   foreign
investing, such as custody charges and brokerage costs,
are   higher   than  those  attributable  to   domestic
investing.

     Because most foreign securities are denominated in non-U.S. currencies, the investment performance of the Fund could be affected by changes in foreign currency exchange rates to some extent. The value of the Fund's assets denominated in foreign currencies will increase or decrease in response to fluctuations in the value of those foreign currencies relative to the U.S. dollar.
Currency exchange rates can be volatile at times in response to various political and economic conditions.

Derivative Instruments

      The  Fund  may  engage  in options,  futures  and
options  on  futures transactions which  are  sometimes
referred  to  as  derivative transactions.   Derivative
transactions   may   also  include   forward   currency
contracts   and   foreign   currency   exchange-related
securities.

     Derivative instruments may be used by the Fund for
any   lawful   purpose  consistent  with   the   Fund's
investment  objective, including  hedging  or  managing
risk  but  not for speculation.  Derivative instruments
are  securities  or agreements whose value  is  derived
from  the  value of some underlying asset, for example,
securities,    currencies,   reference    indexes    or
commodities.   Derivatives  generally  have  investment
characteristics  that  are based  upon  either  forward
contracts or option contracts.  The change in value  of
a forward-based derivative generally is proportional to
the  change in value of the underlying asset, while the
change in value of an option-based derivative generally
is  related to favorable movements in the price of  the
underlying asset, without the corresponding exposure to
adverse movements in the value of the underlying asset.
The seller of an option-based derivative generally will
receive  fees or premiums but is exposed to losses  due
to  changes in the value of the underlying asset.  When
required  by guidelines of the SEC, the Fund  will  set
aside permissible liquid assets in a segregated account
to   secure   its  potential  obligations   under   its
derivative  positions.  Such liquid assets may  include
cash,  U.S. government securities and high grade liquid
debt  securities.   The ability  of  the  Fund  to  use
derivatives  effectively  is  largely  dependent   upon
Reams' ability to use such instruments correctly  which
may  involve different skills than are associated  with
securities  generally.   For a  further  discussion  of
derivative transactions, please see the Statement of Additional Information.

Portfolio Turnover

       Under   normal  market  conditions,   the   Fund
anticipates  that  its  portfolio  turnover  rate  will
generally not exceed 150% and is expected to be between
75%  and 150%.  A portfolio turnover rate of 100% would
occur,  for example, if all of the securities  held  by
the  Fund were replaced within one year.  In the  event
the  Fund has a portfolio turnover rate of 150% or more
in any year, it would result in the payment by the Fund
of  increased brokerage costs and could result  in  the
payment  by shareholders of increased taxes on realized
investment   gains.   See  "DIVIDENDS,   CAPITAL   GAIN
DISTRIBUTIONS AND TAX TREATMENT."

                INVESTMENT RESTRICTIONS

      The  Company has adopted several restrictions  on
the  investments and other activities of the Fund  that
may  not be changed without shareholder approval.   For
example, the Fund:

     (1)  May (i) borrow money from banks and (ii) make
other  investments  or  engage  in  other  transactions
permissible  under the Investment Company Act  of  1940
which may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33-1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings). The Fund may also borrow money from other Frontegra Funds or other persons to the extent permitted by applicable law.

      (2) May not act as an underwriter of another issuer's securities, except to the extent the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

      For additional investment restrictions, see the Company's Statement of Additional Information.

                      MANAGEMENT

     Under the laws of the State of Maryland, the Board
of  Directors of the Company (the "Board of Directors")
is  responsible for managing the Company's business and
affairs.   The Board of Directors also oversees  duties
required  by  applicable state and  federal  law.   The
Company   has  entered  into  an  investment   advisory
agreement   with   Frontegra  Asset  Management,   Inc.
("Frontegra") dated October 30, 1996, as amended as  of
February 1, 1998 (the "Investment Advisory Agreement"),
pursuant  to which Frontegra supervises the  management
of the Fund's investments and business affairs, subject
to the supervision of the Company's Board of Directors.
Frontegra has entered into a subadvisory agreement with
Northern  Capital Management Incorporated  ("Northern")
under  which  Northern serves as the  Fund's  portfolio
manager   and,   subject  to  Frontegra's  supervision,
manages   the   Fund's  portfolio  assets.    Frontegra
provides office facilities for the Fund and pays the salaries, fees, and expenses of all officers and directors of the Fund who are interested persons of Frontegra.


      Frontegra was organized in 1996 and is located at
400  Skokie  Blvd.,  Suite  500,  Northbrook,  Illinois
60062.   Mr. William D. Forsyth III and Mr.  Thomas  J.
Holmberg,  Jr.  each own 50% of Frontegra.   Under  the
Investment  Advisory  Agreement, the  Fund  compensates
Frontegra  for  its management services at  the  annual
rate  of  0.80% of the Fund's average daily net assets.
For the fiscal year ending October 31, 1998 and for  an
indefinite  amount of time beyond that date,  Frontegra
has  voluntarily  agreed to waive  its  management  fee
and/or  reimburse the Fund's operating expenses to  the
extent  necessary  to  ensure  that  the  Fund's  Total
Operating  Expenses do not exceed 0.80% of  the  Fund's
average   daily  net  assets.   Any  such   waiver   or
reimbursement  will  have the effect  of  lowering  the
overall  expense ratio for the Fund and increasing  the
Fund's overall return to investors at the time any such
amounts  are waived and/or reimbursed.  For the  fiscal
year  ending  October  31,  1998,  after  waivers   and
reimbursements,  these expenses are expected  to  total
0.80% of the Fund's average daily net assets.


     Northern is located at 8018 Excelsior Drive, Suite
300,  Madison, Wisconsin 53717.  Under the  subadvisory
agreement, Northern is compensated by Frontegra for its
investment advisory services at the annual rate of  (i)
0.25%  of the Fund's average daily net assets prior  to
the first date when the Fund's average daily net assets
exceed  $200  million  and (ii)  0.30%  of  the  Fund's
average  daily net assets on and after the  first  date
when  the  Fund's average daily net assets exceed  $200
million.   Northern  provides  continuous  advice   and
recommendations  concerning the Fund's investments  and
is  responsible  for  selecting the broker/dealers  who
execute the portfolio transactions.  In executing  such
transactions,  Northern seeks to obtain  the  best  net
results   for  the  Fund.   While  Northern   has   not
previously provided investment advice to a mutual fund,
Northern  serves as investment adviser to  pension  and
profit-sharing  plans,  institutional   investors   and
private  accounts.  As of December 31,  1997,  Northern
had   approximately  $1.3  billion  under   management.
United Asset Management Corporation, an investment adviser holding company, owns 100% of the voting stock of Northern.

     The day-to-day management responsibilities for the
Fund's  portfolio are primarily handled  by  Northern's
portfolio  management  team.  The portfolio  management
team is managed primarily by Daniel T. Murphy and Brian
A.  Hellmer.   The Fund's overall investment  strategy,
and   portfolio  allocation  and  risk  parameters  are
determined  by  Northern's Investment Committee,  which
consists  of  Stephen L. Hawk and  Messrs.  Murphy  and
Hellmer.   The  prior  five  year  business  experience
history for these individuals is as follows: Mr. Hawk, Chairman of Northern, has been with the firm since
March 1983; Mr. Murphy, the President, Chief Investment
Officer, Portfolio Manager and a Director of Northern, joined the firm in March 1995 and was a Senior
Investment  Analyst  at  Brinson  Partners,  Inc.  from
December  1989  to March 1995; and Mr. Hellmer,  Senior
Vice President and Director of Research of Northern, joined the firm in April 1996 and was an Investment
Officer of Fleet Investment Advisors from July 1989  to
April 1996. The portfolio management team reviews and approves the analyst's recommendations and makes the final buy and sell decisions. The Fund's portfolio is reviewed on a weekly basis by the Investment Committee.

                HOW TO PURCHASE SHARES

      Shares of the Fund are sold on a continuous basis
at  the next offering price after receipt of the  order
by  the  Fund.   This price is based on the  net  asset
value of the Fund and is determined as of the close of trading on the New York Stock Exchange (the "NYSE")
(generally 4:00 p.m., Eastern Time) on each day the NYSE is open. See "DETERMINATION OF NET ASSET VALUE."
The price at which your purchase will be effected is based on the

Fund's net asset value next  determined
after the Fund receives your request in proper form.  A
confirmation indicating the details of the  transaction
will  be sent to you promptly.  Shares are credited  to
your   account,  but  certificates  are   not   issued.
However, you will have full shareholder rights.

      The minimum initial investment required by the Fund is $100,000. Subsequent investments may be made by mail or wire with a minimum subsequent investment of $1,000. The Fund reserves the right to change or waive these minimums at any time. Shareholders will be given at least 30 days' notice of any increase in the minimum dollar amount of purchases.

      If  you purchase shares of the Fund by check  and
request the redemption of such shares within 15 days of
the   initial  purchase,  payment  of  the   redemption
proceeds may be delayed for up to seven business days in order to ensure that the check has cleared. This is a security precaution only and does not affect your investment.

Initial Investment - Minimum $100,000

      You may purchase shares of the Fund by completing
an  application and mailing it along with  a  check  or
money  order  payable to "Frontegra  Funds,  Inc."  to:
Frontegra  Funds, Inc., c/o Sunstone Investor Services,
LLC  (the  "Transfer Agent"), P.O. Box 2142, Milwaukee,
Wisconsin 53201-2142.  For overnight deliveries, please
use  207  E.  Buffalo  Street,  Suite  315,  Milwaukee,
Wisconsin 53202-5712.  Purchases must be made  in  U.S.
dollars  and all checks must be drawn on a  U.S.  bank.
If your check does not clear, you will be charged a $23
service  fee.   You  will also be responsible  for  any
losses   suffered  by  the  Fund  as  a  result.    All
applications to purchase shares of the Fund are subject to acceptance by the Company and are not binding until so accepted. The Company reserves the right to decline an application in whole or in part.

      Alternatively, you may place an order to purchase
shares  of  the Fund through a broker-dealer.   Broker-
dealers may charge a transaction fee for placing orders
to  purchase Fund shares.  It is the responsibility  of
the   broker-dealer  to  place  the  order   with   the
appropriate Fund on a timely basis.

      In  addition, you may purchase shares of the Fund
by  wire.  To establish a new account by wire transfer,
please call the Transfer Agent at 1-888-825-2100.   The
Transfer Agent will assign an account number to you  at
that  time.   Funds  should then be wired  through  the
Federal Reserve System as follows:

            UMB Bank, n.a.
            ABA Number 101000 695
            For credit to Frontegra Funds, Inc.
            Account Number 9870610221
            For  further  credit  to Frontegra Funds, Inc.
            (investor account number)
            (name or account registration)
            (social security or tax identification number)
            (identify which Fund to purchase)

The Fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.

Subsequent Investments - Minimum $1,000

      Additions to your account in amounts of $1,000 or more may be made by mail or by wire. When making an additional purchase by mail, enclose a check payable to "Frontegra Funds, Inc." along with the additional investment form provided on the lower portion of your account statement. To make an additional purchase by wire, please follow the instructions listed above.

                 HOW TO REDEEM SHARES

      You may request redemption of part or all of your
Fund shares at any time.  The price you receive will be
the  net  asset  value next determined after  the  Fund
receives  your  request  in  proper  form.   Once  your
redemption request is received in proper form, the Fund
normally will mail or wire your redemption proceeds the
next  business  day and, in any event,  no  later  than
seven  business  days  after receipt  of  a  redemption
request.   However, the Fund may hold payment  of  that
portion of an investment which was made by check which has not been collected. In addition to the redemption procedures described below, redemptions may also be made through broker-dealers who may charge a commission or other transaction fee.

Written Redemption

      To  request redemption of Fund shares,  you  must
furnish  a written, unconditional request to: Frontegra
Funds, Inc., c/o Sunstone Investor Services, LLC,  P.O.
Box 2142, Milwaukee, Wisconsin 53201-2142.  For written
redemption requests sent via overnight delivery, please
use  207  E.  Buffalo  Street,  Suite  315,  Milwaukee,
Wisconsin  53202-5712.  The request must (i) be  signed
exactly  as  the shares are registered,  including  the
signature of each owner and (ii) specify the number  of
Fund   shares   or  dollar  amount  to   be   redeemed.
Additional   documentation  may   be   requested   from
corporations,   executors,  administrators,   trustees,
guardians,  agents  or  attorneys-in-fact.   Redemption
proceeds may be wired to a commercial bank authorized on your account application. However, you will be charged a $10 service fee for such redemptions.

Signature Guarantees

       Signature  guarantees  are  required  for:   (i)
redemption requests to be mailed or wired to a person other than the registered owner(s) of the shares and
(ii) redemption requests to be mailed or wired to other than the address of record. A signature guarantee may be obtained from any eligible guarantor institution, as defined by the SEC. These institutions include banks, savings and loan associations, credit unions, brokerage firms and others.

      Your account may be terminated by the Fund on not less than 30 days' notice if, at the time of any redemption of shares in your account, the value of the remaining shares in the account falls below $10,000.
Upon any such termination, a check for the redemption proceeds will be sent to the address of record within seven business days of the redemption.

                  EXCHANGE PRIVILEGE

      You  may  exchange your shares in  the  Fund  for
shares in any other Fund of the Company at any time  by
written  request.   The  value  of  the  shares  to  be
exchanged  and the price of the shares being  purchased
will  be  the  net  asset value next  determined  after
receipt of instructions for exchange.  An exchange from
one  Fund to another is treated the same as an ordinary
sale  and purchase for federal income tax purposes  and
you will realize a capital gain or loss.  This is not a
tax-free   exchange.   Exchange  requests   should   be
directed   to:  Frontegra  Funds,  Inc.,  c/o  Sunstone
Investor  Services,  LLC,  P.O.  Box  2142,  Milwaukee,
Wisconsin  53201-2142.  For written  exchange  requests
sent  via overnight delivery, please use 207 E. Buffalo
Street,  Suite  315,  Milwaukee, Wisconsin  53202-5712.
Exchange   requests  may  be  subject  to  limitations,
including  those  relating to frequency,  that  may  be
established  from  time  to time  to  ensure  that  the
exchanges  do  not  disadvantage  the  Funds  or  their
shareholders.  The Company reserves the right to modify
or  terminate  the  exchange privilege  upon  60  days'
written  notice  to  each  shareholder  prior  to   the
modification or termination taking effect.

            TAX-SHELTERED RETIREMENT PLANS

      The  Company  offers through its  Custodian,  UMB
Bank,  n.a.,  various  qualified retirement  plans  for
adoption by individuals and employers.  Participants in
these plans can accumulate shares of the Fund on a tax-
deferred  basis.   Please  call  1-888-825-2100  for  a
current list of the plans offered.

DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX TREATMENT

      The  Fund  intends  to operate  as  a  "Regulated
Investment Company" under Subchapter M of the  Internal
Revenue  Code,  and therefore will not  be  liable  for
federal  income  taxes  to  the  extent  earnings   are
distributed on a timely basis.  For federal income  tax
purposes,  all  dividends and net  realized  short-term
capital  gains distributed by the Fund are  taxable  as
ordinary income whether reinvested or received in  cash
unless  you are exempt from taxation or entitled  to  a
tax  deferral.  Distributions paid by the Fund from net
realized  long-term capital gains, whether received  in
cash or reinvested in additional shares, are taxable as
a  capital gain unless you are exempt from taxation  or
entitled  to a tax deferral.  The capital gain  holding
period is determined by the length of time the Fund has
held  the security and not the length of time you  have
held  shares  in the Fund.  Shareholders  are  informed
annually  as to the amount and nature of all  dividends
and  capital  gains paid during the prior  year.   Such
capital gains and dividends may also be subject to state or local taxes. If you are not required to pay taxes on your income, you are generally not required to pay federal income taxes on the amounts distributed to you.

      Dividends are usually distributed annually by the
Fund.   Capital gains are usually distributed  annually
in  December.   When  a dividend  or  capital  gain  is
distributed,  the Fund's net asset value  decreases  by
the  amount  of  the payment.  If you  purchase  shares
shortly  before a distribution, you will,  nonetheless,
be  subject  to income taxes on the distribution,  even
though   the  value  of  your  investment  (plus   cash
received,  if any) remains the same.  All dividends  or
capital   gain  distributions  will  automatically   be
reinvested in shares of the Fund at the then prevailing
net   asset   value  unless  an  investor  specifically
requests that either dividends or capital gains or both
be  paid in cash.  The election to receive dividends or
reinvest  them may be changed by writing to:  Frontegra
Funds, Inc., c/o Sunstone Investor Services, LLC,  P.O.
Box   2142,   Milwaukee,  Wisconsin  53201-2142.    For
overnight deliveries, please use 207 E. Buffalo Street,
Suite  315,  Milwaukee,  Wisconsin  53202-5712.    Such
notice must be received at least five business days prior to the record date of any dividend or capital gain distribution.

      If  you do not furnish the Fund with your correct
social   security  number  or  taxpayer  identification
number and/or the Fund receives notification from the Internal Revenue Service requiring back-up withholding, the Fund is required by federal law to withhold federal income tax from your distributions and redemption proceeds at a rate of 31%.

      This  section  is  not  intended  to  be  a  full
discussion of federal income tax laws and the effect of
such laws on you. There may be other federal, state, or
local  tax  considerations applicable to  a  particular
investor.   You  are  urged to  consult  your  own  tax
advisor.

                     FUND EXPENSES

      The  Fund  is  responsible for its own  expenses,
including, without limitation: interest charges; taxes;
brokerage    commissions;   organizational    expenses;
expenses  of registering or qualifying shares for  sale
with  the states and the SEC; expenses of issue,  sale,
repurchase   or  redemption  of  shares;  expenses   of
printing  and distributing prospectuses and annual  and
semi-annual  reports to existing shareholders;  charges
of custodians; expenses for accounting, administrative,
audit,  and legal services; fees for directors who  are
not  interested  persons  of  Frontegra;  expenses   of
fidelity bond coverage and other insurance; expenses of indemnification; extraordinary expenses; and costs of shareholder and director meetings.

           DETERMINATION OF NET ASSET VALUE

     The Fund's net asset value per share is determined
as  of the close of trading on the NYSE (generally 4:00
p.m.,  Eastern Time) on each day the NYSE is  open  for
business.   The  Fund is not required to calculate  its
net  asset value on days during which the Fund receives
no orders to purchase shares and no shares are tendered
for  redemption.   Net  asset value  is  calculated  by
taking  the  fair  value of the  Fund's  total  assets,
including  interest or dividends accrued, but  not  yet
collected,  less all liabilities, and dividing  by  the
total   number  of  shares  outstanding.   The  result,
rounded to the nearest cent, is the net asset value per
share.   In  determining net asset value, expenses  are
accrued  and  applied  daily and securities  and  other
assets  for  which market quotations are available  are
valued at market value. Debt securities are valued by a
pricing   service   that   utilizes   electronic   data
processing  techniques to determine values  for  normal
institutional-sized trading units  of  debt  securities
without  regard to the existence of sale or bid  prices
when  such  values are believed by Northern to  reflect
more   accurately  the  fair  market  value   of   such
securities;  otherwise, actual sale or bid  prices  are
used.   Common stocks and other equity-type  securities
are valued at the last trade price on the national securities exchange or Nasdaq on which such securities are primarily traded; however, securities traded on a national securities exchange or Nasdaq for which there were no transactions on a given day or securities not listed on a national securities exchange or Nasdaq are valued at the most recent bid prices. Other exchange-traded securities (generally foreign securities) will be valued based on market quotations.

      Securities  quoted in foreign  currency  will  be
valued in U.S. dollars at the foreign currency exchange
rates  that  are prevailing at the time the  daily  net
asset  value per share is determined. Foreign  currency
exchange  rates are generally determined prior  to  the
close  of  trading  on the NYSE.  Occasionally,  events
affecting  the  value of foreign investments  and  such
exchange rates occur between the time at which they are
determined and the close of trading on the NYSE.   Such
events   would  not  normally  be  reflected   in   the
calculation of the Fund's net asset value on that  day.
If  events  that  materially affect the  value  of  the
Fund's  foreign  investments or  the  foreign  currency
exchange   rates   occur  during   such   period,   the
investments  will  be  valued at their  fair  value  as
determined  in good faith by or under the direction  of
the  Board of Directors of the Company.  Certain of the
securities holdings of the Fund may, from time to time,
be  listed primarily on foreign exchanges that trade on
days  other  than those on which the NYSE is  open  for
business (e.g., Saturday).  As a result, the net  asset
value of the Fund may be significantly affected by such
trading   on   days   when  investors   cannot   effect
transactions in their accounts.

      Debt securities having remaining maturities of 60
days or less when purchased are valued by the amortized
cost method when the Board of Directors determines that
the  fair  market  value of such  securities  is  their
amortized  cost.   Under this method  of  valuation,  a
security  is initially valued at its acquisition  cost,
and thereafter, amortization of any discount or premium
is  assumed  each  day, regardless  of  the  impact  of
fluctuating interest rates on the market value  of  the
security.   Any securities for which market  quotations
are not readily available are valued at their fair value as determined in good faith by the Board of Directors or its delegate.

                  SHAREHOLDER REPORTS

     You will be provided at least semi-annually with a
report  showing the Fund's holdings and annually  after
the close of the Fund's fiscal year, which ends October
31,  with an annual report containing audited financial
statements.   An individual account statement  will  be
sent  to  you by the Transfer Agent after each purchase
or redemption of Fund shares you make, as well as on  a
monthly  basis.   You  will  also  receive  an   annual
statement after the end of the calendar year listing all transactions during such year.

      If  you  have  questions about your account,  you
should    call   the   Fund's   Transfer    Agent    at
1-888-825-2100.   Investors who have general  questions
about  the  Fund  or  the Company or desire  additional
information should write to Frontegra Funds, Inc.,  c/o
Sunstone   Investor  Services,  LLC,  P.O.  Box   2142,
Milwaukee, Wisconsin 53201-2142.

                     ORGANIZATION

      The  Company  is  an open-end investment  company
which  was organized as a Maryland corporation  on  May
24,   1996.   The  Company  is  authorized   to   issue
200,000,000, $.01 par value shares, in addition to the 100,000,000, $.01 par value shares of the Fund, the 100,000,000, $.01 par value shares of the Total Return
Bond Fund and the 100,000,000, $.01 par value shares of the Opportunity Fund. The assets belonging to each Fund will be held separately by the Custodian, and if the Company issues additional series, each additional series will be held separately. In effect, each series will be a separate fund.

     Each share, irrespective of series, is entitled to
one  vote on all questions, except that certain matters
must  be  voted on separately by the series  of  shares
affected,  and  matters affecting only one  series  are
voted  upon  only  by that series.   Shares  have  non-
cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect all of the Directors if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any person or persons to the Board of Directors.

      The Company will not hold annual shareholders meetings except when required by the Investment Company
Act of 1940. The Company has adopted procedures in its Bylaws for the removal of Directors by the shareholders as well as by the Board of Directors. As of January 1, 1998, two persons owned a controlling interest in the Company.

           ADMINISTRATOR AND FUND ACCOUNTANT

      Pursuant to an Administration and Fund Accounting
Agreement,   Sunstone  Financial   Group,   Inc.   (the
"Administrator"), 207 East Buffalo Street,  Suite  400,
Milwaukee, Wisconsin 53202-5712, calculates  the  daily
net   asset   value   of   each   Fund   and   provides
administrative   services  (which   include   clerical,
compliance  and regulatory services such as filing  all
required  federal  income and excise  tax  returns  and
state  property tax returns, assisting with  regulatory
filings,  preparing financial statements and monitoring
expense    accruals).    For   the    foregoing,    the
Administrator receives from the Fund a fee, computed daily and payable monthly based on the Fund's average net assets at the annual rate of 0.175% on the first
$50,000,000 of average net assets and 0.04% of average net assets in excess of $50,000,000, subject to an annual minimum of $56,200, plus out of pocket expenses.

             CUSTODIAN AND TRANSFER AGENT

      UMB Bank, n.a., 928 Grand Boulevard, Kansas City,
Missouri 64141 acts as Custodian of the Fund's  assets.
Sunstone Investor Services, LLC, 207 E. Buffalo Street,
Suite  315, P.O. Box 2142, Milwaukee, Wisconsin  53202-
5712 acts as Dividend-Disbursing and Transfer Agent for the Fund.

           COMPARISON OF INVESTMENT RESULTS

      The Fund may from time to time compare its investment results to various passive indices or other mutual funds and cite such comparisons in reports to shareholders, sales literature, and advertisements.
The results may be calculated on the basis of average annual total return, total return or cumulative total return.

      All  total return figures assume the reinvestment
of  all dividends and measure the net investment income
generated  by,  and  the effect of,  any  realized  and
unrealized   appreciation  or   depreciation   of   the
underlying investments in the Fund over a specified period of time. Average annual total return figures are annualized and therefore represent the average annual percentage change over the specified period.
Total return figures are not annualized and represent the aggregate percentage or dollar value change over the period of a year or less. Cumulative total return simply reflects the Fund's performance over a stated period of time of greater than one year.

      Average  annual  total return, total  return  and
cumulative  total return are based upon the  historical
results   of   the   Fund  and  are   not   necessarily
representative of the future performance of  the  Fund.
Additional  information concerning the  performance  of
the   Fund  appears  in  the  Statement  of  Additional
Information.

The  Company reserves the right to change  any  of  the
policies,  practices and procedures described  in  this
Prospectus  with  respect to the  Fund,  including  the
Statement    of    Additional   Information,    without
shareholder approval except in those instances where shareholder approval is expressly required.

DIRECTORS

William D. Forsyth III
Thomas J. Holmberg, Jr.
David L. Heald


OFFICERS

William D. Forsyth III
Thomas J. Holmberg, Jr.


INVESTMENT ADVISER

Frontegra Asset Management, Inc.
400 Skokie Blvd.
Suite 500
Northbrook, IL  60062


SUB-ADVISER

Northern Capital Management Incorporated
8018 Excelsior Drive
Suite 300
Madison, WI  53717


CUSTODIAN

UMB Bank, n.a.
928 Grand Boulevard
Kansas City, MO  64141


DIVIDEND-DISBURSING AND TRANSFER AGENT

Sunstone Investor Services, LLC
207 East Buffalo Street, Suite 315
P.O. Box 2142
Milwaukee, WI  53201-2142


ADMINISTRATOR AND FUND ACCOUNTANT

Sunstone Financial Group, Inc.
207 East Buffalo Street, Suite 400
Milwaukee, WI  53202-5712

AUDITORS

Ernst & Young LLP
Sears Tower
233 South Wacker Drive
Chicago, IL  60606-6301


LEGAL COUNSEL

Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, WI  53202

MW1-95750-6

          STATEMENT OF ADDITIONAL INFORMATION

                 FRONTEGRA FUNDS, INC.
           Frontegra Total Return Bond Fund
              Frontegra Opportunity Fund
                 Frontegra Growth Fund

          c/o Sunstone Investor Services, LLC
                     P.O. Box 2142
            Milwaukee, Wisconsin 53201-2142

                    1-888-825-2100



     This Statement of Additional Information is not  a
prospectus and should be read in conjunction  with  the
Prospectuses  of the Frontegra Total Return  Bond  Fund
(the   "Total   Return  Bond  Fund"),   the   Frontegra
Opportunity  Fund  (the  "Opportunity  Fund")  and  the
Frontegra  Growth  Fund (the "Growth  Fund"),  each  of
which  is  a  series  of  Frontegra  Funds,  Inc.  (the
"Company")  (individually, a "Fund," and  collectively,
the  "Funds"),  dated January 30, 1998.   Requests  for
copies of a Prospectus should be made by writing to the Company at the address listed above, or by calling
1-888-825-2100.


This Statement of Additional Information is dated
January 30, 1998.

                 FRONTEGRA FUNDS, INC.

                   TABLE OF CONTENTS
                                                   PAGE

INVESTMENT RESTRICTIONS                                         1
INVESTMENT POLICIES AND TECHNIQUES                              2
    ILLIQUID SECURITIES                                         2
    SHORT-TERM FIXED INCOME SECURITIES                          3
    SHORT SALES AGAINST THE BOX                                 4
    WARRANTS                                                    5
    VARIABLE- OR FLOATING-RATE SECURITIES                       5
    WHEN-ISSUED SECURITIES                                      6
    NON-INVESTMENT GRADE DEBT SECURITIES (JUNK BONDS)           6
    HEDGING STRATEGIES                                          8
    FOREIGN INVESTMENT COMPANIES                               14
    DEPOSITARY RECEIPTS                                        15
    LENDING OF PORTFOLIO SECURITIES                            15
    REPURCHASE AGREEMENTS                                      16
DIRECTORS AND OFFICERS                                         16
INVESTMENT ADVISER                                             18
    TOTAL RETURN                                               22
    YIELD                                                      22
    VOLATILITY                                                 23
    COMPARISONS                                                23
INDEPENDENT AUDITORS                                           24
FINANCIAL STATEMENTS                                           24
APPENDIX - BOND RATINGS                                        35


No  person  has been authorized to give any information
or   to  make  any  representations  other  than  those
contained in this Statement of Additional Information and each Prospectus dated January 30, 1998, and if given or made, such information or representations may not be relied upon as having been authorized by the Company. This Statement of Additional Information does not constitute an offer to sell securities in any state to any person to whom it is unlawful to make such offer in such state.

                INVESTMENT RESTRICTIONS

     The  investment objective of the Total Return Bond
Fund  is a high level of total return, consistent  with
the  preservation of capital.  The investment objective
of  the Opportunity Fund is capital appreciation.   The
investment  objective of the Growth Fund  is  long-term
capital  appreciation.   The investment  objective  and
policies of each Fund are described in detail in each Prospectus under the caption "INVESTMENT OBJECTIVE AND
POLICIES."

     The following is a complete list of each Fund's fundamental investment limitations which cannot be changed without shareholder approval.

     Each Fund:

     1.   May  not  with  respect to 75% of  its  total
          assets, purchase the securities of any issuer
          (except  securities issued or  guaranteed  by
          the  U.S.  government  or  its  agencies   or
          instrumentalities) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer or
          (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

     2.   May (i) borrow money from banks and (ii) make
          other   investments  or   engage   in   other
          transactions permissible under the Investment
          Company  Act  of 1940 (the "1940 Act")  which
          may  involve a borrowing, provided  that  the
          combination of (i) and (ii) shall not  exceed
          33-1/3%  of  the  value of the  Fund's  total
          assets (including the amount borrowed),  less
          the    Fund's    liabilities   (other    than
          borrowings). The Fund may also borrow money from other Frontegra Funds or other persons to the extent permitted by applicable law.

     3. May not issue senior securities, except as permitted under the 1940 Act.

     4. May not act as an underwriter of another issuer's securities, except to the extent the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

     5.   May not purchase or sell physical commodities
          unless  acquired as a result of ownership  of
          securities  or  other instruments  (but  this
          limitation  shall not prevent the  Fund  from
          purchasing   or   selling  options,   futures
          contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

     6. May not make loans if, as a result, more than 33-1/3% of the Fund's total assets would be lent to other persons, except through (i) purchases of debt securities or other debt instruments or (ii) engaging in repurchase agreements.

     7.   May not purchase the securities of any issuer
          if,  as a result, more than 25% of the Fund's
          total   assets  would  be  invested  in   the
          securities of issuers, the principal business activities of which are in the same industry.

     8.   May  not purchase or sell real estate  unless
          acquired   as   a  result  of  ownership   of
          securities or other instruments (but this limitation shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

     9. May, notwithstanding any other fundamental investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and restrictions as the Fund.

     With  the  exception of the investment restriction
set out in item 2 above, if a percentage restriction is
adhered  to at the time of investment, a later increase
in  percentage resulting from a change in market  value
of   the  investment  or  the  total  assets  will  not
constitute a violation of that restriction.

     The   following  are  the  Funds'  non-fundamental
operating policies which may be changed by the Board of Directors of the Company (the "Board of Directors") without shareholder approval.

     Each Fund may not:

     1.   Sell  securities short, unless the Fund  owns
          or   has   the  right  to  obtain  securities
          equivalent   in  kind  and  amount   to   the
          securities  sold  short or unless  it  covers
          such  short  sale as required by the  current
          rules  and  positions of the  Securities  and
          Exchange   Commission  or  its   staff,   and
          provided   that  transactions   in   options,
          futures   contracts,   options   on   futures
          contracts,  or  other derivative  instruments
          are   not   deemed   to  constitute   selling
          securities short.

     2.   Purchase  securities on margin,  except  that
          the  Fund may obtain such short-term  credits
          as   are  necessary  for  the  clearance   of
          transactions,   and  provided   that   margin
          deposits    in   connection   with    futures
          contracts,  options on futures contracts,  or
          other   derivative  instruments   shall   not
          constitute purchasing securities on margin.

     3.   Invest in illiquid securities if, as a result
          of  such investment, more than 15% of its net
          assets   would   be  invested   in   illiquid
          securities, or such other amounts as may be permitted under the 1940 Act.

     4.   Purchase   securities  of  other   investment
          companies except in compliance with the  1940
          Act.

     5.   Invest all of its assets in the securities of
          a   single   open-end  investment  management
          company    with   substantially   the    same
          fundamental       investment       objective,
          restrictions and policies as the Fund.

     6.   Engage  in  futures  or  options  on  futures
          transactions which are impermissible pursuant
          to  Rule 4.5 under the Commodity Exchange Act
          and,  in  accordance with Rule 4.5, will  use
          futures  or  options on futures  transactions
          solely  for  bona  fide hedging  transactions
          (within the meaning of the Commodity Exchange
          Act),  provided, however, that the Fund  may,
          in    addition    to   bona   fide    hedging
          transactions, use futures and options on futures transactions if the aggregate initial margin and premiums required to establish such positions, less the amount by which any such options positions are in the money
          (within the meaning of the Commodity Exchange
          Act),  do  not  exceed 5% of the  Fund's  net
          assets.

     7.   Borrow  money, except (i) from banks or  (ii)
          through  reverse  repurchase  agreements   or
          mortgage dollar rolls, and will not purchase securities when bank borrowings exceed 5% of its total assets.

     8. Make any loans other than loans of portfolio securities, except through (i) purchases of debt securities or other debt instruments, or
          (ii) engaging in repurchase agreements.

          INVESTMENT POLICIES AND TECHNIQUES

     The    following   information   supplements   the
discussion   of   the  Funds'  investment   objectives,
policies, and techniques that are described in each Prospectus under the caption "INVESTMENT TECHNIQUES
AND RISKS."

Illiquid Securities

     The Funds may invest in illiquid securities (i.e.,
securities  that  are  not  readily  marketable).   For
purposes   of  this  restriction,  illiquid  securities
include,  but are not limited to, restricted securities
(securities  the  disposition of  which  is  restricted
under  the  federal securities laws), securities  which
may  only  be  resold pursuant to Rule 144A  under  the
Securities  Act  of 1933, as amended  (the  "Securities
Act"),  and  repurchase agreements with  maturities  in
excess of seven days.  However, none of the Funds  will
acquire  illiquid  securities if,  as  a  result,  such
securities would comprise more than 15% of the value of
the  Fund's  net  assets.  The  Growth  Fund  does  not
currently  intend to invest more than  5%  of  its  net
assets  in  illiquid securities.  Rule 144A  securities
will be treated as illiquid securities, subject to  the
liquidity  guidelines.  The Board of Directors  or  its
delegate  has  the ultimate authority to determine,  to
the  extent  permissible under the  federal  securities
laws,  which  securities  are liquid  or  illiquid  for
purposes   of  this  15%  limitation.

The  Board   of
Directors  has  delegated  to  each  Fund's  respective
subadviser   the   day-to-day  determination   of   the
liquidity  of  any security, although it  has  retained
oversight   and   ultimate  responsibility   for   such
determinations.    Although  no  definitive   liquidity
criteria  are used, the Board of Directors has directed
each  subadviser  to look to such factors  as  (i)  the
nature  of  the  market for a security  (including  the
institutional private resale market), (ii) the terms of
certain  securities or other instruments  allowing  for
the  disposition to a third party or the issuer thereof
(e.g.,   certain  repurchase  obligations  and   demand
instruments),   (iii)   the  availability   of   market
quotations (e.g., for securities quoted in the PORTAL system) and (iv) other permissible relevant factors.


     Restricted   securities  may  be  sold   only   in
privately  negotiated  transactions  or  in  a   public
offering with respect to which a registration statement
is   in   effect  under  the  Securities  Act.    Where
registration  is required, a Fund may be  obligated  to
pay  all  or  part of the registration expenses  and  a
considerable period may elapse between the time of  the
decision  to sell a security and the time the Fund  may
be  permitted  to  sell a security under  an  effective
registration  statement.  If,  during  such  a  period,
adverse  market  conditions were to develop,  the  Fund
might  obtain  a less favorable price than  that  which
prevailed   when   it  decided  to  sell.    Restricted
securities  will be priced at fair value as  determined
in  good  faith by the Board of Directors.  If, through
the   appreciation  of  restricted  securities  or  the
depreciation  of  unrestricted securities,  the  Growth
Fund should be in a position where more than 5% of  the
value  of  its  net  assets are  invested  in  illiquid
securities  and  the Total Return  Bond  Fund  and  the
Opportunity  Fund  should be in a position  where  more
than  15%  of the value of their respective net  assets
are   invested   in   illiquid  securities,   including
restricted securities which are not readily marketable, the affected Fund will take such steps as is deemed advisable, if any, to protect liquidity.

Short-Term Fixed Income Securities

     The  Total  Return  Bond Fund may  invest  without
limitation   in  cash  and  short-term   fixed   income
securities.  The Opportunity Fund may invest up to  20%
of its total assets in cash and short-term fixed income
securities for any purpose and up to 100% of its  total
assets   may  be  invested  in  such  instruments   for
temporary defensive purposes.  The Growth Fund  intends
to  be fully invested at all times and accordingly will
only hold cash or short-term fixed income securities to
meet    anticipated   redemption   requests,    pending
investment  and  to pay expenses which,  in  any  case,
generally will not exceed 20% of its total assets.  The
Growth  Fund may, however, temporarily exceed this  20%
limitation,   but   only   in   circumstances   pending
investment and only for short periods of time.   Short-
term fixed income securities are defined to include without limitation, the following:

     1.   U.S.  government securities, including bills,
          notes and bonds differing as to maturity  and
          rates of interest, which are either issued or
          guaranteed  by the U.S. Treasury or  by  U.S.
          government   agencies  or  instrumentalities.
          U.S.  government  agency  securities  include
          securities   issued  by:   (a)  the   Federal
          Housing    Administration,    Farmers    Home
          Administration,  Export-Import  Bank  of  the
          United  States, Small Business Administration
          and    the   Government   National   Mortgage
          Association,  whose securities are  supported
          by  the  full faith and credit of the  United
          States;  (b)  the  Federal Home  Loan  Banks,
          Federal  Intermediate Credit  Banks  and  the
          Tennessee  Valley Authority, whose securities
          are  supported by the right of the agency  to
          borrow  from  the  U.S.  Treasury;  (c)   the
          Federal National Mortgage Association,  whose
          securities are supported by the discretionary
          authority of the U.S. government to  purchase
          certain   obligations  of   the   agency   or
          instrumentality;  and (d)  the  Student  Loan
          Marketing  Association, whose securities  are
          supported only by its credit.  While the U.S.
          government provides financial support to such
          U.S.    government-sponsored   agencies    or
          instrumentalities, no assurance can be  given
          that it always will do so since it is not  so
          obligated  by law.  The U.S. government,  its
          agencies   and   instrumentalities   do   not
          guarantee   the   market   value   of   their
          securities and consequently the value of such
          securities may fluctuate.

     2.   Certificates of Deposit issued against  funds
          deposited  in  a  bank or  savings  and  loan
          association.   Such certificates  are  for  a
          definite  period  of time, earn  a  specified
          rate  of  return and are normally negotiable.
          If  such  certificates of  deposit  are  non-
          negotiable, they will be considered  illiquid
          securities  and  be subject  to  each  Fund's
          restriction   on  investments   in   illiquid
          securities.   Pursuant to the certificate  of
          deposit, the issuer agrees to pay the  amount
          deposited plus interest to the bearer of
          the
          certificate  on  the date specified  thereon.
          Under   current  Federal  Deposit   Insurance
          Corporation    regulations,    the    maximum
          insurance  payable as to any one  certificate
          of    deposit    is   $100,000;    therefore,
          certificates of deposit purchased by a Fund may not be fully insured.

     3.   Bankers'  acceptances  which  are  short-term
          credit instruments used to finance commercial
          transactions.  Generally, an acceptance is  a
          time draft drawn on a bank by an exporter  or
          an  importer  to  obtain a stated  amount  of
          funds  to pay for specific merchandise.   The
          draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

     4.   Repurchase agreements which involve purchases
          of  debt  securities.  In such an action,  at
          the  time  a Fund purchases the security,  it
          simultaneously agrees to resell and redeliver
          the   security  to  the  seller,   who   also
          simultaneously  agrees  to   buy   back   the
          security  at  a fixed price and  time.   This
          assures  a predetermined yield for  the  Fund
          during  its  holding period since the  resale
          price  is  always greater than  the  purchase
          price  and  reflects  an  agreed-upon  market
          rate.  Such actions afford an opportunity for
          the  Fund  to  invest  temporarily  available
          cash.   The  Funds may enter into  repurchase
          agreements  only with respect to  obligations
          of  the  U.S.  government,  its  agencies  or
          instrumentalities, certificates  of  deposit,
          or bankers acceptances in which the Funds may
          invest.    Repurchase   agreements   may   be
          considered     loans    to    the     seller,
          collateralized by the underlying  securities.
          The  risk  to  the Funds is  limited  to  the
          ability  of the seller to pay the agreed-upon
          sum on the repurchase date.  In the event  of
          default,  the  repurchase agreement  provides
          that  the affected Fund is entitled  to  sell
          the  underlying collateral.  However, if  the
          value  of  the collateral declines after  the
          agreement is entered into, and if the  seller
          defaults  under  a repurchase agreement  when
          the  value  of  the underlying collateral  is
          less  than  the  repurchase price,  the  Fund
          could  incur  a  loss of both  principal  and
          interest.   Frontegra Asset Management,  Inc.
          (the  "Adviser") monitors the  value  of  the
          collateral  at  the time the  transaction  is
          entered into and at all times during the term
          of the repurchase agreement. The Adviser does
          so  in  an effort to determine that the value
          of  the  collateral always equals or  exceeds
          the  agreed-upon repurchase price to be  paid
          to  the  Fund.   If  the seller  were  to  be
          subject  to  a federal bankruptcy proceeding,
          the  ability  of  a  Fund  to  liquidate  the
          collateral  could  be  delayed  or   impaired
          because   of   certain  provisions   of   the
          bankruptcy laws.

     5.   Bank time deposits, which are monies kept  on
          deposit  with  banks  or  savings  and   loan
          associations for a stated period of time at a
          fixed   rate  of  interest.   There  may   be
          penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

     6.   Commercial   paper  consists  of   short-term
          unsecured    promissory   notes,    including
          variable  rate master demand notes issued  by
          corporations   to   finance   their   current
          operations.  Master demand notes  are  direct
          lending  arrangements between a  Fund  and  a
          corporation.   There is no  secondary  market
          for  the notes.  However, they are redeemable
          by  the Funds at any time. The Adviser  or  a
          subadviser   will  consider   the   financial
          condition  of the corporation (e.g.,  earning
          power,  cash  flow and liquidity ratios)  and
          will  continuously monitor the  corporation's
          ability   to   meet  all  of  its   financial
          obligations, because a Fund's liquidity might
          be impaired if the corporation were unable to
          pay   principal  and  interest   on   demand.
          Investments  in  commercial  paper  will   be
          limited to commercial paper rated in the two highest categories by a major rating agency or unrated commercial paper which is, in the opinion of the Adviser or a subadviser, of comparable quality.

Short Sales Against the Box

     When the Adviser or a subadviser believes that the price of a particular security held by the Total Return
Bond  Fund or the Growth Fund may decline, it may  make
"short sales against the box" to hedge the unrealized gain on such security. Selling short against the box involves selling a security which the Fund owns for delivery at a specified date in the future. The Total
Return Bond Fund and the Growth Fund will limit their transactions in short sales against the box to 5% of their respective net assets.

Warrants

     Each  Fund may invest in warrants if, after giving
effect thereto, not more than 5% of its net assets will
be invested in warrants other than warrants acquired in
units  or  attached to other securities.  Investing  in
warrants  is  purely speculative in that they  have  no
voting rights, pay no dividends and have no rights with
respect to the assets of the corporation issuing  them.
Warrants  basically  are  options  to  purchase  equity
securities at a specific price for a specific period of
time.    They  do  not  represent  ownership   of   the
securities  but  only the right to buy them.   Warrants
are issued by the issuer of the security, which may be purchased on their exercise. The prices of warrants do not necessarily parallel the prices of the underlying securities.

Variable- or Floating-Rate Securities

     The   Total   Return  Bond  Fund  may  invest   in
securities which offer a variable- or floating-rate  of
interest.    Variable-rate   securities   provide   for
automatic establishment of a new interest rate at fixed
intervals (e.g., daily, monthly, semi-annually,  etc.).
Floating-rate   securities   generally   provide    for
automatic adjustment of the interest rate whenever some
specified  interest rate index changes.   The  interest
rate  on  variable-  or  floating-rate  securities   is
ordinarily  determined  by  reference  to   or   is   a
percentage  of  a  bank's prime rate, the  90-day  U.S.
Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.

     Variable-  or floating-rate securities  frequently
include  a demand feature entitling the holder to  sell
the  securities to the issuer at par.  In  many  cases,
the  demand feature can be exercised at any time  on  7
days  notice;  in  other cases, the demand  feature  is
exercisable at any time on 30 days notice or on similar
notice  at  intervals of not more than one year.   Some
securities  which  do  not have  variable  or  floating
interest  rates  may be accompanied by  puts  producing
similar   results  and  price  characteristics.    When
considering the maturity of any instrument which may be sold or put to the issuer or a third party, the Fund may consider that instrument's maturity to be shorter than its stated maturity.

     Variable-rate  demand notes include master  demand
notes  which  are obligations that permit the  Fund  to
invest  fluctuating  amounts, which  may  change  daily
without   penalty,  pursuant  to  direct   arrangements
between  the  Fund, as lender, and the  borrower.   The
interest  rates on these notes fluctuate from  time  to
time.   The issuer of such obligations normally  has  a
corresponding right, after a given period, to prepay in
its  discretion the outstanding principal amount of the
obligations  plus  accrued interest  upon  a  specified
number   of  days'  notice  to  the  holders  of   such
obligations.   The  interest rate  on  a  floating-rate
demand  obligation  is based on a known  lending  rate,
such   as   a  bank's  prime  rate,  and  is   adjusted
automatically  each time such rate  is  adjusted.   The
interest  rate on a variable-rate demand obligation  is
adjusted    automatically   at   specified   intervals.
Frequently, such obligations are secured by letters  of
credit or other credit support arrangements provided by
banks.  Because  these obligations are  direct  lending
arrangements between the lender and borrower, it is not
contemplated  that such instruments will  generally  be
traded. There generally is not an established secondary
market   for  these  obligations,  although  they   are
redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

     The  Total  Return Bond Fund will not invest  more
than  15%  of its net assets in variable- and floating-
rate demand obligations that are not readily marketable
(a  variable-  or floating-rate demand obligation  that
may  be  disposed of on not more than seven days notice
will  be  deemed  readily marketable and  will  not  be
subject   to  this  limitation).   In  addition,   each
variable-  or  floating-rate obligation must  meet  the
credit  quality  requirements  applicable  to  all  the
Fund's  investments  at  the time  of  purchase.   When
determining whether such an obligation meets the Fund's credit quality requirements, the Fund may look to the credit quality of the financial guarantor providing a letter of credit or other credit support arrangement.

     In   determining   the  Fund's  weighted   average
portfolio  maturity, the Fund will consider a  floating
or  variable rate security to have a maturity equal  to
its  stated maturity (or redemption date if it has been
called for redemption), except that it may consider (i)
variable  rate securities to have a maturity  equal  to
the period remaining until the next readjustment in the
interest rate, unless subject to a demand feature, (ii)
variable rate securities subject to a demand feature to
have  a  remaining maturity equal to the longer of  (a)
the  next readjustment in the interest rate or (b)  the
period  remaining until the principal can be  recovered
through  demand,  and  (iii) floating  rate  securities
subject to a demand feature to have a maturity equal to
the  period  remaining  until  the  principal  can   be
recovered through demand. Variable and floating rate securities generally are subject to less principal fluctuation than securities without these attributes since the securities usually trade at par following the readjustment in the interest rate.

When-Issued Securities

     The  Total Return Bond Fund may from time to  time
purchase  securities  on  a "when-issued"  basis.   The
price of securities purchased on a when-issued basis is
fixed  at the time the commitment to purchase is  made,
but  delivery and payment for the securities take place
at  a later date.  Normally, the settlement date occurs
within  45  days  of the purchase.  During  the  period
between the purchase and settlement, no payment is made
by the Fund to the issuer and no interest is accrued on
debt  securities or dividend income is earned on equity
securities.  Forward commitments involve a risk of loss
if  the  value of the security to be purchased declines
prior to the settlement date, which risk is in addition
to  the  risk  of decline in value of the Fund's  other
assets.  While when-issued securities may be sold prior
to  the  settlement date, the Fund intends to  purchase
such  securities with the purpose of actually acquiring
them.   At  the  time the Fund makes the commitment  to
purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The Fund does not believe that net asset value will be adversely affected by purchases of securities on a when-issued basis.

     The  Fund  will  maintain  cash,  U.S.  government
securities  and  liquid securities equal  in  value  to
commitments    for   when-issued   securities.     Such
segregated  securities  either  will  mature   or,   if
necessary,  be  sold on or before the settlement  date.
When the time comes to pay for when-issued securities, the Fund will meet its obligations from then available cash flow, sale of the securities held in the separate account, described above, sale of other securities or, although it would not normally expect to do so, from the sale of the when-issued securities themselves
(which may have a market value greater or less than the Fund's payment obligation).

Non-Investment Grade Debt Securities (Junk Bonds)

     The Total Return Bond Fund may invest up to 25% of
its net assets in junk bonds.  While generally offering
higher  yields  than investment grade  securities  with
similar    maturities,   non-investment   grade    debt
securities   involve  greater  risks,   including   the
possibility  of  default  or  bankruptcy.    They   are
regarded  as predominantly speculative with respect  to
the   issuer's  capacity  to  pay  interest  and  repay
principal.    The   special  risk   considerations   in
connection  with  investments in these  securities  are
discussed  below.   Refer  to  the  Appendix  of   this
Statement of Additional Information for a discussion of securities ratings.

     Effect  of  Interest Rates and  Economic  Changes.
The  junk bond market is relatively new and its  growth
has paralleled a long economic expansion.  As a result,
it  is  not  clear  how  this market  may  withstand  a
prolonged  recession  or economic  downturn.   Such  an
economic downturn could severely disrupt the market for and adversely affect the value of such securities.

     All    interest-bearing    securities    typically
experience appreciation when interest rates decline and
depreciation  when  interest rates  rise.   The  market
values   of  junk  bond  securities  tend  to   reflect
individual  corporate developments to a greater  extent
than  do higher rated securities, which react primarily
to fluctuations in the general level of interest rates.
Junk bond securities also tend to be more sensitive  to
economic  conditions than are higher-rated  securities.
As  a  result, they generally involve more credit risks
than securities in the higher-rated categories.  During
an  economic downturn or a sustained period  of  rising
interest  rates, highly leveraged issuers of junk  bond
securities may experience financial stress and may  not
have   sufficient  revenues  to  meet   their   payment
obligations.   The risk of loss due to  default  by  an
issuer  of  these  securities is significantly  greater
than  issuers  of higher-rated securities because  such
securities  are
generally  unsecured  and  are   often
subordinated  to  other  creditors.   Further,  if  the
issuer of a junk bond security defaulted, a Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Fund's net asset value.

     As  previously stated, the value of  a  junk  bond
security  will generally decrease in a rising  interest
rate  market,  and accordingly so will the  Fund's  net
asset  value.   If the Fund experiences unexpected  net
redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of junk bond securities, the Fund may be forced to liquidate these securities at a substantial discount. Any such liquidation would reduce the Fund's asset base over which expenses could be allocated and could result in a reduced rate of return for the Fund.

     Payment   Expectations.   Junk   bond   securities
typically   contain  redemption,  call  or   prepayment
provisions  which permit the issuer of such  securities
containing such provisions to redeem the securities  at
its  discretion.   During periods of  falling  interest
rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, the Fund may have to replace the securities with a lower yielding security, which could result in a lower return for the Fund.

     Credit  Ratings.  Credit ratings issued by credit-
rating  agencies evaluate the safety of  principal  and
interest  payments of rated securities.  They  do  not,
however,  evaluate the market value risk of  junk  bond
securities  and,  therefore may not fully  reflect  the
true  risks  of  an  investment.  In  addition,  credit
rating agencies may or may not make timely changes in a
rating  to  reflect changes in the economy  or  in  the
condition of the issuer that affect the market value of
the  security.  Consequently, credit ratings  are  used
only  as a preliminary indicator of investment quality.
Investments  in  junk  bond  securities  will  be  more
dependent  on  the  subadviser's credit  analysis  than
would  be the case with investments in investment-grade
debt securities.  The subadviser employs its own credit
research  and  analysis,  which  includes  a  study  of
existing  debt, capital structure, ability  to  service
debt and to pay dividends, the issuer's sensitivity  to
economic  conditions,  its operating  history  and  the
current  trend of earnings.  The subadviser continually
monitors the Fund's investments and carefully evaluates
whether to dispose of or to retain junk bond securities
whose  credit  ratings  or  credit  quality  may   have
changed.

     Liquidity  and  Valuation.   The  Fund  may   have
difficulty  disposing of certain junk  bond  securities
because  there  may be a thin trading market  for  such
securities.   Because not all dealers maintain  markets
in  all  junk  bond securities there is no  established
retail  secondary market for many of these  securities.
The Fund anticipates that such securities could be sold
only  to  a  limited number of dealers or institutional
investors.   To  the extent a secondary trading  market
does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund.
Market quotations are generally available on many junk bond issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of junk bond securities, especially in a thinly traded market.

     New  and Proposed Legislation.  Recent legislation
has been adopted and, from time to time, proposals have
been  discussed regarding new legislation  designed  to
limit  the  use  of  certain junk  bond  securities  by
certain issuers.  An example of such legislation  is  a
law  which requires federally insured savings and  loan
associations  to  divest  their  investments  in  these
securities over time.  It is not currently possible  to
determine the impact of the recent legislation  or  the
proposed   legislation  on  the  junk  bond  securities
market.   However, it is anticipated that if additional
legislation is enacted or proposed, it could have a material affect on the value of these securities and the existence of a secondary trading market for the securities.

Hedging Strategies

     General  Description of Hedging  Strategies.   The
Funds may engage in hedging activities, including options, futures contracts (sometimes referred to as "futures") and options on futures contracts to attempt to hedge a Fund's holdings.

     Hedging  instruments on securities  generally  are
used  to  hedge against price movements in one or  more
particular  securities positions that a  Fund  owns  or
intends  to  acquire.   Hedging  instruments  on  stock
indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which a Fund has invested or expects to invest. The use of hedging instruments is subject to applicable regulations of the Securities and Exchange Commission
(the "SEC"), the several options and futures exchanges upon which they are traded, the Commodity Futures
Trading Commission (the "CFTC") and various state regulatory authorities. In addition, a Fund's ability to use hedging instruments will be limited by tax considerations.

     General   Limitations  on  Futures   and   Options
Transactions.   The  Company  has  filed  a  notice  of
eligibility  for exclusion from the definition  of  the
term  "commodity pool operator" with the CFTC  and  the
National Futures Association, which regulate trading in
the  futures markets.  Pursuant to Section 4.5  of  the
regulations  under  the  Commodity  Exchange  Act  (the
"CEA"),  the  notice  of  eligibility  for  the   Funds
includes  the  representation that the Funds  will  use
futures  contracts and related options solely for  bona
fide  hedging  purposes  within  the  meaning  of  CFTC
regulations,  provided that the Funds  may  hold  other
positions in futures contracts and related options that
do  not fall within the definition of bona fide hedging
transactions   (i.e.,  for  speculative  purposes)   if
aggregate initial margins and premiums paid,  less  the
amount  by which any such option positions are  in  the
money (within the meaning of the CEA), do not exceed 5%
of  the  net asset value of the respective  Funds.   In
addition, none of the Funds will enter into futures contracts and options transactions if more than 50% of its net assets would be committed to such instruments.

     The  foregoing  limitations  are  not  fundamental
policies  of  the  Funds  and may  be  changed  without
shareholder  approval  as regulatory  agencies  permit.
Various  exchanges  and  regulatory  authorities   have
undertaken reviews of options and futures trading in light of market volatility. Among the possible actions that have been presented are proposals to adopt new or more stringent daily price fluctuation limits for futures and options transactions and proposals to increase the margin requirements for various types of futures transactions.

     Asset  Coverage for Futures and Options Positions.
Each Fund will comply with the regulatory requirements of the SEC and the CFTC with respect to coverage of options and futures positions by registered investment companies and, if the guidelines so require, will set aside cash, U.S. government securities, high grade liquid debt securities and/or other liquid assets permitted by the SEC and CFTC in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or options position is outstanding, unless replaced with other permissible assets, and will be marked-to-market daily.

     Stock  Index Options.  Each Fund may (i)  purchase
stock  index options for any purpose, (ii)  sell  stock
index options in order to close out existing positions,
and/or (iii) write covered options on stock indexes for
hedging  purposes.  Stock index options are put options
and  call  options on various stock indexes.   In  most
respects,  they  are  identical to  listed  options  on
common  stocks.  The primary difference  between  stock
options and index options occurs when index options are
exercised.    In  the  case  of  stock   options,   the
underlying   security,  common  stock,  is   delivered.
However,   upon  the  exercise  of  an  index   option,
settlement does not occur by delivery of the securities
comprising the index.  The option holder who  exercises
the  index  option receives an amount of  cash  if  the
closing level of the stock index upon which the  option
is  based  is greater than, in the case of a  call,  or
less than, in the case of a put, the exercise price  of
the  option.   This  amount of cash  is  equal  to  the
difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple.

     A  stock  index  fluctuates with  changes  in  the
market values of the stocks included in the index.  For
example, some stock index options are based on a  broad
market index, such as the Standard & Poor's 500 or  the
Value  Line Composite Index or a narrower market index,
such as the Standard & Poor's 100.  Indexes may also be
based  on  an industry or market segment, such  as  the
AMEX  Oil  and  Gas Index or the Computer and  Business
Equipment   Index.

Options  on  stock   indexes   are
currently  traded  on  the  following  exchanges:   the
Chicago  Board of Options Exchange, the New York  Stock
Exchange,  the  American Stock  Exchange,  the  Pacific
Stock Exchange, and the Philadelphia Stock Exchange.

     A  Fund's use of stock index options is subject to
certain  risks.  Successful use by the Funds of options
on  stock indexes will be subject to the ability of the
subadviser to correctly predict movements in the  stock
market.   This requires different skills and techniques
than  predicting  changes in the prices  of  individual
securities.    In   addition,  a  Fund's   ability   to
effectively hedge all or a portion of the securities in
its  portfolio, in anticipation of or during  a  market
decline  through transactions in put options  on  stock
indexes, depends on the degree to which price movements
in  the  underlying  index  correlate  with  the  price
movements  of the securities held by a Fund.   Inasmuch
as   a   Fund's  securities  will  not  duplicate   the
components  of an index, the correlation  will  not  be
perfect.   Consequently, each Fund will bear  the  risk
that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indexes. It is also possible that there may be a negative correlation between the index and a Fund's securities which would result in a loss on both such securities and the options on stock indexes acquired by the Fund.

     The  hours of trading for options may not  conform
to the hours during which the underlying securities are
traded.   To the extent that the options markets  close
before  the  markets  for  the  underlying  securities,
significant price and rate movements can take place  in
the  underlying markets that cannot be reflected in the
options  markets.  The purchase of options is a  highly
specialized   activity   which   involves    investment
techniques  and  risks different from those  associated
with  ordinary portfolio securities transactions.   The
purchase of stock index options involves the risk that the premium and transaction costs paid by a Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

     Certain  Considerations Regarding Options.   There
is  no  assurance that a liquid secondary market on  an
options  exchange will exist for any particular option,
or  at  any  particular time, and for some  options  no
secondary market on an exchange or elsewhere may exist.
If  a  Fund  is  unable to close out a call  option  on
securities  that it has written before  the  option  is
exercised,  the  Fund may be required to  purchase  the
optioned  securities in order to satisfy its obligation
under the option to deliver such securities.  If a Fund
is  unable  to  effect a closing sale transaction  with
respect to options on securities that it has purchased,
it  would  have  to  exercise the option  in  order  to
realize  any  profit and would incur transaction  costs
upon   the   purchase  and  sale  of   the   underlying
securities.

     The  writing and purchasing of options is a highly
specialized   activity   which   involves    investment
techniques  and  risks different from those  associated
with   ordinary   portfolio  securities   transactions.
Imperfect   correlation   between   the   options   and
securities markets may detract from the effectiveness of attempted hedging. Options transactions may result in significantly higher transaction costs and portfolio turnover for the Funds.

     Federal Tax Treatment of Options. Certain option transactions have special tax results for the Funds.
Expiration of a call option written by a Fund will result in short-term capital gain. If the call option is exercised, the Fund will realize a gain or loss from the sale of the security covering the call option and, in determining such gain or loss, the option premium will be included in the proceeds of the sale.

     If  a  Fund  writes options other than  "qualified
covered  call options," as defined in Section  1092  of
the  Internal  Revenue Code of 1986,  as  amended  (the
"Code"), or purchases puts, any losses on such  options
transactions,  to  the extent they do  not  exceed  the
unrealized   gains  on  the  securities  covering   the
options,   may  be  subject  to  deferral   until   the
securities covering the options have been sold.

     In  the  case of transactions involving "nonequity
options,"  as defined in Code Section 1256,  the  Funds
will  treat  any gain or loss arising from  the  lapse,
closing out or exercise of such positions as 60%  long-
term  and  40%  short-term  capital  gain  or  loss  as
required  by  Section 1256 of the Code.   In  addition,
such  positions must be marked-to-market as of the last
business  day  of the year, and gain or  loss  must  be
recognized   for   federal  income  tax   purposes   in
accordance  with the 60%/40% rule discussed above  even
though  the  position  has  not  been  terminated.    A
"nonequity option" includes an option with respect to any group of stocks or a stock index if there is in effect a designation by the CFTC of a contract market for a contract based on such group of stocks or indexes. For example, options involving stock indexes such as the Standard & Poor's 500 and 100 indexes would be "nonequity options" within the meaning of Code
Section 1256.

     Futures  Contracts.   The  Funds  may  enter  into
futures contracts (hereinafter referred to as "Futures"
or  "Futures Contracts"), including index and  interest
rate Futures as a hedge against movements in the equity
and bond markets, in order to establish more definitely
the effective return on securities held or intended  to
be   acquired  by  the  Funds  or  for  other  purposes
permissible  under  the CEA.  Each Fund's  hedging  may
include  sales  of  Futures as an  offset  against  the
effect  of  expected  declines  in  stock  prices   and
purchases of Futures as an offset against the effect of
expected increases in stock or bond prices.  The  Funds
will  not  enter  into  Futures  Contracts  which   are
prohibited  under  the  CEA and  will,  to  the  extent
required  by  regulatory authorities, enter  only  into
Futures  Contracts that are traded on national  futures
exchanges and are standardized as to maturity date  and
underlying   financial   instrument.    The   principal
interest rate Futures exchanges in the United States are the Board of Trade of the City of Chicago and the Chicago Mercantile Exchange. Futures exchanges and trading are regulated under the CEA by the CFTC.

     An index Futures Contract is an agreement pursuant
to  which the parties agree to take or make delivery of
an  amount of cash equal to the difference between  the
value of the index at the close of the last trading day
of  the  contract  and the price  at  which  the  index
Futures  Contract was originally written.  An  interest
rate  futures contract provides for the future sale  by
one  party and purchase by another party of a specified
amount  of a specific financial instrument (e.g.,  debt
security)  for a specified price at a designated  date,
time, and place.  Transaction costs are incurred when a
Futures  Contract is bought or sold and margin deposits
must   be  maintained.   A  Futures  Contract  may   be
satisfied by delivery or purchase, as the case may  be,
of  the  instrument or by payment of the change in  the
cash  value  of  the  index.   More  commonly,  Futures
Contracts are closed out prior to delivery by  entering
into  an  offsetting transaction in a matching  Futures
Contract.   Although the value of an index might  be  a
function  of the value of certain specified securities,
no  physical delivery of those securities is made.   If
the offsetting purchase price is less than the original sale price, a gain will be realized; if it is more, a loss will be realized. Conversely, if the offsetting sale price is more than the original purchase price, a gain will be realized; if it is less, a loss will be realized. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Funds will be able to enter into an offsetting transaction with respect to a particular
Futures Contract at a particular time. If the Funds are not able to enter into an offsetting transaction, the Funds will continue to be required to maintain the margin deposits on the Futures Contract.

     Margin  is  the  amount  of  funds  that  must  be
deposited  by  each  Fund  with  its  custodian  in   a
segregated   account  in  the  name  of   the   futures
commission  merchant  in  order  to  initiate   Futures
trading  and  to maintain the Fund's open positions  in
Futures  Contracts.  A margin deposit  is  intended  to
ensure  the Fund's performance of the Futures Contract.
The  margin required for a particular Futures  Contract
is set by the exchange on which the Futures Contract is
traded  and may be significantly modified from time  to
time  by  the  exchange during the term of the  Futures
Contract.   Futures Contracts are customarily purchased
and sold on margins that may range upward from less than 5% of the value of the Futures Contract being traded.

     If  the  price of an open Futures Contract changes
(by  increase in the case of a sale or by  decrease  in
the case of a purchase) so that the loss on the Futures
Contract reaches a point at which the margin on deposit
does  not satisfy margin requirements, the broker  will
require  an  increase in the margin.  However,  if  the
value  of  a  position increases because  of  favorable
price  changes  in  the Futures Contract  so  that  the
margin  deposit exceeds the required margin, the broker
will  pay  the excess to the Fund.  In computing  daily
net  asset  value, each Fund will mark  to  market  the
current value of its open Futures Contracts.  The Funds
expect   to  earn  interest  income  on  their   margin
deposits.

     Because  of  the  low  margin  deposits  required,
Futures  trading involves an extremely high  degree  of
leverage.  As  a  result,  a  relatively  small   price
movement  in a Futures Contract may result in immediate
and substantial loss, as well as gain, to the investor.
For  example, if at the time of purchase,  10%  of  the
value of the Futures Contract is deposited as margin, a
subsequent  10%  decrease in the value of  the  Futures
Contract  would result in a total loss  of  the  margin
deposit,  before  any  deduction  for  the  transaction
costs,  if  the account were then closed  out.   A  15%
decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures
Contract may result in losses in excess of the amount initially invested in the Futures

Contract.  However, a
Fund would presumably have sustained comparable losses if, instead of the Futures Contract, it had invested in the underlying financial instrument and sold it after the decline.

     Most  United  States Futures exchanges  limit  the
amount  of  fluctuation permitted in  Futures  Contract
prices  during a single trading day.  The  daily  limit
establishes  the maximum amount that  the  price  of  a
Futures  Contract may vary either up or down  from  the
previous day's settlement price at the end of a trading
session.   Once the daily limit has been reached  in  a
particular type of Futures Contract, no trades  may  be
made  on  that day at a price beyond that  limit.   The
daily  limit  governs  only  price  movement  during  a
particular  trading day and therefore  does  not  limit
potential  losses, because the limit  may  prevent  the
liquidation of unfavorable positions.  Futures Contract
prices  have occasionally moved to the daily limit  for
several  consecutive trading days  with  little  or  no
trading,  thereby  preventing  prompt  liquidation   of
Futures positions and subjecting some Futures traders to substantial losses.

     There  can  be  no assurance that a liquid  market
will exist at a time when the Funds seek to close out a
Futures  position.   The Funds  would  continue  to  be
required to meet margin requirements until the position
is  closed,  possibly resulting in  a  decline  in  the
Funds'  net  asset  value.  In addition,  many  of  the
contracts   discussed   above   are   relatively    new
instruments without a significant trading history.   As
a result, there can be no assurance that an active secondary market will develop or continue to exist.

     A   public  market  exists  in  Futures  Contracts
covering a number of indexes, including, but not limited to, the Standard & Poor's 500 Index, the
Standard & Poor's 100 Index, the NASDAQ 100 Index,  the
Value  Line  Composite Index and  the  New  York  Stock
Exchange Composite Index.

     Options on Futures. The Funds may also purchase or write put and call options on Futures Contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a Futures Contract at a specified exercise price prior to the expiration of the option.
Upon exercise of a call option, the holder acquires a long position in the Futures Contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures option may be closed out by an offsetting purchase or sale of a futures option of the same series.

     The Funds may use options on Futures Contracts  in
connection  with hedging strategies.  Generally,  these
strategies would be employed under the same market  and
market sector conditions in which the Funds use put and
call options on securities or indexes.  The purchase of
put  options on Futures Contracts is analogous  to  the
purchase  of  puts on securities or indexes  so  as  to
hedge  the Funds' securities holdings against the  risk
of  declining  market prices.  The writing  of  a  call
option  or the purchasing of a put option on a  Futures
Contract  constitutes a partial hedge against declining
prices  of  the  securities which are deliverable  upon
exercise of the Futures Contract.  If the futures price
at  expiration of a written call option  is  below  the
exercise price, the Fund will retain the full amount of
the  option  premium  which provides  a  partial  hedge
against  any  decline  that may have  occurred  in  the
Fund's  holdings of securities.  If the  futures  price
when  the  option  is exercised is above  the  exercise
price,  however, the Fund will incur a loss, which  may
be  offset, in whole or in part, by the increase in the
value  of  the  securities held by the Fund  that  were
being  hedged.   Writing a put option or  purchasing  a
call  option on a Futures Contract serves as a  partial
hedge   against  an  increase  in  the  value  of   the
securities the Fund intends to acquire.

     As  with  investments in Futures  Contracts,  each
Fund  is  required to deposit and maintain margin  with
respect  to  put and call options on Futures  Contracts
written   by  it.   Such  margin  deposits  will   vary
depending  on  the  nature of  the  underlying  Futures
Contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund. The Funds will set aside in a segregated account at the Funds' custodian liquid assets, such as cash, U.S. government securities or other high grade liquid debt obligations equal in value to the amount due on the underlying obligation.
Such segregated assets will be marked to market daily, and additional assets will be placed in the segregated account whenever the total value of the segregated account falls below the amount due on the underlying obligation.

     The  risks  associated with the use of options  on
Futures  Contracts include the risk  that  a  Fund  may
close out its position as a writer of an option only if
a  liquid  secondary market exists  for  such  options,
which cannot be assured.  The Funds' successful use  of
options   on   Futures   Contracts   depends   on   the
subadviser's ability to correctly predict the  movement
in  prices  of  Futures Contracts  and  the  underlying
instruments,  which  may prove  to  be  incorrect.   In
addition, there may be imperfect correlation between the instruments being hedged and the Futures Contract subject to the option. For additional information, see
"Futures Contracts."

     Federal  Tax Treatment of Futures Contracts.   For
federal  income tax purposes, each Fund is required  to
recognize  as  income  for each taxable  year  its  net
unrealized gains and losses on Futures Contracts as  of
the  end  of  the  year, as well as  gains  and  losses
actually   realized  during  the  year.    Except   for
transactions  in Futures Contracts that are  classified
as  part of a "mixed straddle" under Code Section 1256,
any  gain or loss recognized with respect to a  Futures
Contract is considered to be 60% long-term capital gain
or  loss  and  40%  short-term capital  gain  or  loss,
without  regard  to the holding period of  the  Futures
Contract.   In  the case of a Futures  transaction  not
classified as a "mixed straddle," the recognition of losses may be deferred to a later taxable year.

     Sales of Futures Contracts that are intended to hedge against a change in the value of securities held by a Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.

     Each  Fund  intends  to operate  as  a  "Regulated
Investment Company" under Subchapter M of the Code, and
therefore  will not be liable for federal income  taxes
to  the extent earnings are timely distributed.   As  a
result of being a Regulated Investment Company, net capital gain that the Funds distribute to shareholders will retain their original capital gain character in the shareholders' individual tax returns.

     In order for each Fund to qualify for federal income tax treatment as a Regulated Investment Company, at least 90% of the gross income of each Fund for a taxable year must be derived from qualifying income;
i.e., dividends, interest, income derived from loans of securities and gains from the sale of securities, and other income (including gains on options and futures contracts) derived with respect to the Fund's business of investing in stock or securities. It is anticipated that any net gain realized from the closing out of Futures Contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement. Any increase in value on a position that is part of a designated hedge will be offset by any decrease in value (whether or not realized) on any other position that is part of such hedge.


     The  Total  Return Bond Fund and the  Growth  Fund
will  distribute  to  shareholders  annually,  and  the
Opportunity Fund will distribute to shareholders  semi-
annually,  any  net  capital  gains  which  have   been
recognized for federal income tax purposes (including unrealized gains at the end of the Fund's fiscal year) on Futures transactions. Such distributions will be combined with distributions of capital gains realized on the Funds' other investments and shareholders will be advised of the nature of the payments.

     Foreign Currency - Related Derivative Strategies -
Special  Considerations.  The Funds  may  purchase  and
sell  foreign  currency on a spot basis,  and  may  use
currency-related   derivatives  instruments   such   as
options  on  foreign  currencies,  futures  on  foreign
currencies,  options on futures on  foreign  currencies
and forward currency contracts (i.e., an obligation  to
purchase  or  sell a specific currency at  a  specified
future date, which may be any fixed number of days from
the  contract  date agreed upon by the  parties,  at  a
price  set  at the time the contract is entered  into).
The  Funds may use these instruments for hedging or any
other  lawful  purpose consistent with  its  investment
objective,  including transaction hedging, anticipatory
hedging,  cross  hedging, proxy hedging,  and  position
hedging.   A  Fund's use of currency-related derivative
instruments  will  be directly related  to  the  Fund's
current  or anticipated portfolio securities,  and  the
Fund  may  engage  in transactions in  currency-related
derivative  instruments as a means to  protect  against
some  or  all  of  the  effects of adverse  changes  in
foreign   currency  exchange  rates  on  its  portfolio
investments.  In general, if the currency  in  which  a
portfolio investment is denominated appreciates against
the  U.S. dollar, the dollar value of the security will
increase.   Conversely, a decline in the exchange  rate
of the currency would adversely affect the value of the portfolio investment expressed in U.S. dollars.

     For  example,  a  Fund might use  currency-related
derivative instruments to "lock in" a U.S. dollar price
for  a portfolio investment, thereby enabling the  Fund
to  protect  itself against a possible  loss  resulting
from an adverse change in the relationship between  the
U.S. dollar and the subject foreign currency during the
period  between the date the security is  purchased  or
sold and the date on which payment is made or received.
The  Fund  also  might use currency-related  derivative
instruments  when the Adviser or a subadviser  believes
that one currency may experience a substantial movement
against  another currency, including the  U.S.  dollar,
and  it may use currency-related derivative instruments
to  sell  or  buy  the  amount of  the  former  foreign
currency, approximating the value of some or all of the
Fund's portfolio securities denominated in such foreign
currency.  Alternatively, where appropriate,  the  Fund
may  use  currency-related  derivative  instruments  to
hedge  all  or  part  of its foreign currency  exposure
through  the use of a basket of currencies or  a  proxy
currency  where such currency or currencies act  as  an
effective proxy for other currencies.  The use of  this
basket  hedging  technique may be  more  efficient  and
economical   than   using   separate   currency-related
derivative instruments for each currency exposure  held
by  a  Fund.   Furthermore, currency-related derivative
instruments may be used for short hedges - for example, a Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security denominated in a foreign currency.

     In  addition,  a  Fund may use a  currency-related
derivative  instrument  to shift  exposure  to  foreign
currency  fluctuations  from  one  foreign  country  to
another foreign country where it's anticipated that the
foreign  currency  exposure purchased  will  appreciate
relative to the U.S. dollar and thus better protect the
Fund  against  the  expected  decline  in  the  foreign
currency  exposure sold.  For example, if a  Fund  owns
securities denominated in a foreign currency and it  is
anticipated  that the currency will decline,  it  might
enter  into  a forward contract to sell an  appropriate
amount  of the first foreign currency, with payment  to
be  made in a second foreign currency that would better
protect  the  Fund  against the decline  in  the  first
security  than  would a U.S. dollar exposure.   Hedging
transactions  that  use  two  foreign  currencies   are
sometimes referred to as "cross hedges."  The effective
use  of  currency-related derivative instruments  by  a
Fund  in  a cross hedge is dependent upon a correlation
between price movements of the two currency instruments
and  the underlying security involved, and the  use  of
two currencies magnifies the risk that movements in the
price  of  one  instrument may  not  correlate  or  may
correlate  unfavorably with the foreign currency  being
hedged.  Such a lack of correlation might occur due  to
factors   unrelated  to  the  value  of  the   currency
instruments used or investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

     The Funds also might seek to hedge against changes
in  the  value of a particular currency when no hedging
instruments  on  that currency are  available  or  such
hedging  instruments  are more expensive  than  certain
other  hedging instruments.  In such cases, a Fund  may
hedge  against  price  movements in  that  currency  by
entering   into   transactions  using  currency-related
derivative instruments on another foreign currency or a basket of currencies, the values of which are believed to have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

     The use of currency-related derivative instruments
by  a  Fund involves a number of risks.  The  value  of
currency-related derivative instruments depends on  the
value  of the underlying currency relative to the  U.S.
dollar.     Because   foreign   currency   transactions
occurring   in  the  interbank  market  might   involve
substantially larger amounts than those involved in the
use  of  such derivative instruments, a Fund  could  be
disadvantaged by having to deal in the odd  lot  market
(generally consisting of transactions of less  than  $1
million) for the underlying foreign currencies at prices that are less favorable than for round lots
(generally consisting of transactions of greater than $1 million).

     There  is  no  systematic reporting of  last  sale
information  for foreign currencies or  any  regulatory
requirement  that quotations available through  dealers
or  other market sources be firm or revised on a timely
basis.     Quotation    information    generally     is
representative  of  very  large  transactions  in   the
interbank  market  and thus might not  reflect  odd-lot
transactions where rates might be less favorable.   The
interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the derivative instruments until they re-open.

     Settlement  of  transactions  in  currency-related
derivative instruments might be required to take  place
within  the  country  issuing the underlying  currency.
Thus,  a  Fund  might be required  to  accept  or  make
delivery   of   the  underlying  foreign  currency   in
accordance   with  any  U.S.  or  foreign   regulations
regarding   the   maintenance   of   foreign    banking
arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

     When a Fund engages in a transaction in a currency-
related  derivative  instrument,  it  relies   on   the
counterparty to make or take delivery of the underlying
currency  at the maturity of the contract or  otherwise
complete the contract.  In other words, a Fund will  be
subject to the risk that a loss may be sustained by the
Fund as a result of the failure of the counterparty  to
comply   with  the  terms  of  the  transaction.    The
counterparty  risk for exchange-traded  instruments  is
generally  less  than for privately-negotiated  or  OTC
currency   instruments,  since  generally  a   clearing
agency,  which  is the issuer or counterparty  to  each
instrument,  provides a guarantee of performance.   For
privately-negotiated instruments, there is  no  similar
clearing agency guarantee.  In all transactions, a Fund
will  bear the risk that the counterparty will default,
and this could result in a loss of the expected benefit
of  the  transaction and possibly other losses  to  the
Fund.   The  Fund  will  enter  into  transactions   in
currency-related  derivative  instruments   only   with
counterparties that are reasonably believed to be capable of performing under the contract.

     Permissible foreign currency options will  include
options  traded primarily in the OTC market.   Although
options on foreign currencies are traded primarily in the OTC market, the Funds will normally purchase or sell OTC options on foreign currency only when it is believed that a liquid secondary market will exist for a particular option at any specific time.

     When  required by the SEC guidelines, a Fund  will
set  aside  permissible  liquid  assets  in  segregated
accounts  or  otherwise cover its potential obligations
under currency-related derivatives instruments.  To the
extent a Fund's assets are so set aside, they cannot be
sold while the corresponding currency position is open,
unless  they  are replaced with similar assets.   As  a
result, if a large portion of a Fund's assets are so set aside, this could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

     The  decision to engage in a particular  currency-
related   derivative  instrument   will   reflect   the
portfolio manager's judgment that the transaction  will
provide value to the Fund and its shareholders  and  is
consistent with the Fund's objective and policies.   In
making  such a judgment, the benefits and risks of  the
transaction  will  be weighed in  the  context  of  the
Fund's    entire   portfolio   and   objective.     The
effectiveness  of any transaction in a currency-related
derivative  instrument is dependent  on  a  variety  of
factors,  including  the portfolio manager's  skill  in
analyzing  and predicting currency values  and  upon  a
correlation  between price movements  of  the  currency
instrument and the underlying security.  There might be
imperfect correlation, or even no correlation,  between
price movements of an instrument and price movements of
investments  being hedged.  Such a lack of  correlation
might  occur due to factors unrelated to the  value  of
the  investments being hedged, such as  speculative  or
other   pressures  on  the  markets  in   which   these
instruments are traded.  In addition, a Fund's  use  of
currency-related  derivative  instruments   is   always
subject to the risk that the currency in question could be devalued by the foreign government. In such a case, any long currency positions would decline in value and could adversely affect any hedging position maintained by a Fund.

     A  Fund's  dealing in currency-related  derivative
instruments   will   generally  be   limited   to   the
transactions  described  above.   However,  the   Funds
reserve  the  right to use currency-related derivatives
instruments for different purposes and under  different
circumstances.  It also should be realized that use  of
these   instruments  does  not  eliminate,  or  protect
against,  price  movements in a Fund's securities  that
are  attributable to other (i.e., non-currency related)
causes.   Moreover,  while the use of  currency-related
derivative instruments may reduce the risk of loss due to a decline in the value of a hedged currency, at the same time the use of these instruments tends to limit any potential gain which may result from an increase in the value of that currency.

Foreign Investment Companies

     Some  of  the  countries in which  the  Funds  may
invest  may  not  permit direct investment  by  outside
investors.  Investments in such countries may  only  be
permitted  through  foreign  government-approved  or  -
authorized investment
vehicles, which may include other
investment companies.  Investing through such  vehicles
may  involve  frequent or layered fees or expenses  and
may  also be subject to limitation under the 1940  Act.
Under the 1940 Act, a Fund may invest up to 10% of  its
assets in shares of investment companies and up  to  5%
of its assets in any one investment company as long as the investment does not represent more than 3% of the voting stock of the acquired investment company.

Depositary Receipts

     As  indicated  in the Prospectus, the  Opportunity
Fund   and  the  Growth  Fund  may  invest  in  foreign
securities by purchasing depositary receipts, including
American  Depositary  Receipts  ("ADRs")  and  European
Depositary   Receipts  ("EDRs")  or  other   securities
convertible into securities or issuers based in foreign
countries.   These  securities may not  necessarily  be
denominated in the same currency as the securities into
which  they  may  be  converted.  Generally,  ADRs,  in
registered  form, are denominated in U.S.  dollars  and
are  designed  for use in the U.S. securities  markets,
while EDRs, in bearer form, may be denominated in other
currencies  and  are  designed  for  use  in   European
securities markets.  ADRs are receipts typically issued
by a U.S. bank or trust company evidencing ownership of
the  underlying securities.  EDRs are European receipts
evidencing a similar arrangement.  For purposes of each
Fund's investment policies, ADRs and EDRs are deemed to
have   the   same  classification  as  the   underlying
securities  they  represent.   Thus,  an  ADR  or   EDR
representing ownership of common stock will be treated as common stock.

     ADR   facilities  may  be  established  as  either
"unsponsored" or "sponsored."  While ADRs issued  under
these  two  types  of facilities are in  some  respects
similar,  there are distinctions between them  relating
to  the  rights and obligations of ADR holders and  the
practices  of  market participants.  A  depositary  may
establish an unsponsored facility without participation
by (or even necessarily the acquiescence of) the issuer
of  the  deposited securities, although  typically  the
depositary requests a letter of non-objection from such
issuer  prior  to  the establishment of  the  facility.
Holders  of  unsponsored ADRs generally  bear  all  the
costs  of  such  facilities.   The  depositary  usually
charges  fees  upon the deposit and withdrawal  of  the
deposited securities, the conversion of dividends  into
U.S. dollars, the disposition of non-cash distribution,
and  the performance of other services.  The depositary
of  an  unsponsored  facility frequently  is  under  no
obligation  to  distribute  shareholder  communications
received from the issuer of the deposited securities or
to pass through voting rights to ADR holders in respect
of  the deposited securities.  Sponsored ADR facilities
are created in generally the same manner as unsponsored
facilities,  except that the issuer  of  the  deposited
securities  enters  into a deposit agreement  with  the
depositary.  The deposit agreement sets out the  rights
and  responsibilities of the issuer, the depositary and
the ADR holders.  With sponsored facilities, the issuer
of the deposited securities generally will bear some of
the  costs  relating to the facility (such as  dividend
payment  fees of the depositary), although ADR  holders
continue  to bear certain other costs (such as  deposit
and   withdrawal  fees).   Under  the  terms  of   most
sponsored   arrangements,   depositaries    agree    to
distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

Lending of Portfolio Securities

     Each  Fund is authorized to lend up to 33 1/3%  of
its  total  assets  to broker-dealers or  institutional
investors,  but  only when the borrower maintains  with
the Fund's custodian bank collateral either in cash  or
money market instruments in an amount at least equal to
the market value of the securities loaned, plus accrued
interest and dividends, determined on a daily basis and
adjusted  accordingly.   However,  the  Funds  do   not
presently  intend  to  engage  in  such  lending.    In
determining whether to lend securities to a  particular
broker-dealer or institutional investor, the  portfolio
manager  will  consider, and during the period  of  the
loan    will   monitor,   all   relevant   facts    and
circumstances,  including the creditworthiness  of  the
borrower.   The Fund will retain authority to terminate
any  loans  at any time.  The Funds may pay  reasonable
administrative and custodial fees in connection with  a
loan  and  may pay a negotiated portion of the interest
earned on the cash or money market instruments held  as
collateral  to  the  borrower or placing  broker.   The
Funds will receive reasonable interest on the loan or a
flat  fee  from the borrower and amounts equivalent  to
any  dividends, interest or other distributions on  the
securities  loaned.   The  Funds  will  retain   record
ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights and rights to dividends, interest or other distributions, when retaining such rights is considered to be in a Fund's interest.

Repurchase Agreements

     The  Funds  may  enter into repurchase  agreements
with   certain  banks  or  non-bank  dealers.    In   a
repurchase  agreement, a Fund buys a  security  at  one
price,  and at the time of sale, the seller  agrees  to
repurchase  the  obligation at a mutually  agreed  upon
time  and  price  (usually  within  seven  days).   The
repurchase  agreement, thereby,  determines  the  yield
during  the  purchaser's  holding  period,  while   the
seller's  obligation to repurchase is  secured  by  the
value  of  the  underlying security. The Adviser  or  a
subadviser will monitor, on an ongoing basis, the value
of  the underlying securities to ensure that the  value
always  equals  or  exceeds the repurchase  price  plus
accrued  interest.  Repurchase agreements could involve
certain  risks in the event of a default or  insolvency
of the other party to the agreement, including possible
delays  or  restrictions upon  the  Fund's  ability  to
dispose  of  the  underlying securities.   Although  no
definitive  creditworthiness  criteria  are  used,  the
portfolio manager reviews the creditworthiness  of  the
banks  and non-bank dealers with which the Fund  enters
into  repurchase  agreements to evaluate  those  risks.
The   Funds  may,  under  certain  circumstances,  deem
repurchase agreements collateralized by U.S. government
securities   to  be  investments  in  U.S.   government
securities.

                DIRECTORS AND OFFICERS

     The   directors  and  officers  of  the   Company,
together   with  information  as  to  their   principal
business occupations during the last five years, and other information, are shown below. Each director who is deemed an "interested person," as defined in the 1940 Act, is indicated by an asterisk.

     *William D. Forsyth, III, Co-President, Treasurer,
     Assistant Secretary and a Director of the Company.

     Mr. Forsyth was born in 1963 and received his B.S.
     in Finance from the University of Illinois in 1986
     and  his M.B.A. from the University of Chicago  in
     1988.   Mr.  Forsyth has served  as  Co-President,
     Treasurer, Assistant Secretary, Portfolio  Manager
     and  a  Director  of the Adviser since  May  1996.
     From July 1993 until the present, Mr. Forsyth  has
     also  served  as  a Partner of Frontier  Partners,
     Inc.,  a  consulting/marketing firm.   From  April
     1987  until  June 1993, Mr. Forsyth  served  as  a
     Partner of Brinson Partners, Inc., an investment advisor, and from June 1986 until April 1987, he served as a product marketing representative of Harris Trust & Savings Bank. Mr. Forsyth received his CFA designation in 1991.

     *Thomas J. Holmberg, Jr., Co-President, Secretary,
     Assistant Treasurer and a Director of the Company.

     Mr.  Holmberg  was born in 1958 and  received  his
     B.A. in Economics from the College of William  and
     Mary in 1980 and his M.P.P.M. from Yale University
     in 1987.  Mr. Holmberg has served as Co-President,
     Secretary, Assistant Treasurer, Portfolio  Manager
     and  a  Director  of the Adviser since  May  1996.
     From July 1993 until the present, Mr. Holmberg has
     also  served  as  a Partner of Frontier  Partners,
     Inc.,  a consulting/marketing firm.  From February
     1989  until  July 1993, Mr. Holmberg served  as  a
     Partner  of,  and  Account  Manager  for,  Brinson
     Partners, Inc., an investment advisor.  From  July
     1987 until January 1989, Mr. Holmberg served as an
     associate  in  the  fixed  income  sales  area  of
     Goldman,  Sachs,  and from May 1986  until  August
     1986,  he  served  as a summer  associate  in  the
     corporation finance area of Lehman Brothers.   Mr.
     Holmberg received his CFA designation in 1991.

     David L. Heald, a Director of the Company.

     Mr.  Heald was born in 1943 and received his  B.A.
     in English from Denison University in 1966 and his
     J.D.  from Vanderbilt University School of Law  in
     1969.    Mr.   Heald  has  been  a  principal   of
     Consulting Fiduciaries, Inc. ("CFI"), a registered
     investment  adviser, since August  of  1994.   CFI
     provides   professional,  independent,   fiduciary
     decision   making,  consultation  and  alternative
     dispute  resolution services to ERISA plans,  plan
     sponsors  and investment managers.  Between  April
     1994  and  August 1994, Mr. Heald engaged  in  the
     private  practice of law.  From August 1992  until
     April 1994, Mr. Heald was a managing director  and
     the  chief administrative officer of Calamos Asset
     Management, Inc., a registered investment  adviser
     specializing  in  convertible securities,  and  he
     served   as  an  officer  and  director   of   CFS
     Investment Trust, a registered
     investment  company
     comprised of four series. From January 1990 until August 1992, Mr. Heald was a partner in the Chicago based law firm of Gardner, Carton &
     Douglas.

     The  address  of Mr. Forsyth and Mr.  Holmberg  is
Frontegra  Asset  Management, Inc., 400  Skokie  Blvd.,
Suite  500,  Northbrook, Illinois 60062.   Mr.  Heald's
address  is 2745 Riverwoods Road, Riverwoods,  Illinois
60015.

     As  of January 1, 1998, officers and directors  of
the  Company  owned 34 shares of common  stock  of  the
Total  Return Bond Fund, 16 shares of common  stock  of
the  Opportunity Fund and no shares of common stock  of
the Growth Fund.  Directors and officers of the Company
who   are  also  officers,  directors,  employees,   or
shareholders  of  the  Adviser  do  not   receive   any
remuneration from the Funds for serving as directors or officers.

     The following table provides information relating to compensation paid to directors of the Company for their services as such for the fiscal year ended
October 31, 1997:

Name                         Cash Compensation(1)  O ther Compensation   Total

David L. Heald                      $ 2,000                $ 0          $ 2,000

All directors as a                  $ 2,000                $ 0         $ 2,000
group (3 persons)

______________

(1)The director who is not deemed an "interested person,"
as  defined in the 1940 Act, will receive $500 for each
Board of Directors meeting he attends.  At such time as
the  Company's assets equal or exceed $100,000,000, the
disinterested  director will receive  $2,500  for  each
Board of Directors meeting attended.  The Board intends
to  hold  4 meetings during fiscal 1998, and the  Funds
are  not  expected to have assets equal to or exceeding
$100,000,000 during such time.  Thus, the disinterested
director described above is expected to receive  $2,000
during such time period. The disinterested director may invest his compensation in shares of the Funds.

                PRINCIPAL SHAREHOLDERS

     As of January 1, 1998, the following persons owned of record or are known by the Company to own of record or beneficially 5% or more of the outstanding shares of each Fund:

  Name and Address                       Fund        No. Shares  Percentage

Bankers Trust Company, Trustee         Total Return   177,871.368  11.363%
F/B/O Culver Educational Foundation     Bond Fund
Mike Bloebaum
MS7200
648 Grassmere Park Road
Nashville, Tennessee 37211

Walt  Loukota and John Negro, Trustees  Total Return  473,592.336  30.254%
IBEW Local 405 Retirement Savings Fund   Bond Fund
5907 16th Avenue, S.W., Suite 1
Cedar Rapids, Iowa 52404

Jerry Branson and Paul Hopkins,   Total Return        245,932.368   15.711%
Trustees                           Bond Fund
IBEW Local 461 Pension Fund
1661 Landmark Avenue
Aurora, Illinois 60506

Bankers Trust Company, Trustee    Total Return        492,856.887   31.485%
F/B/O Southern Illinois Hospital   Bond Fund
Post Office Box 9014
Church Street Station
New York, New York 10008

Culver Educational Foundation     Opportunity Fund    135,511.366   57.524%
1300 Academy Road
Post Office Box 156
Culver, Indiana 46511-1291

G. Segal, H. Silverstone and      Opportunity Fund     40,088.016   17.017%
B. Schneidewind, Trustees
Euromarkets Designs Inc. Profit
Sharing Trust
725 Landwehr Road
Northbrook, Illinois 60062

Reams Foundation Inc.             Opportunity Fund     54,638.957   23.193%
Dave Dingle
Northern Trust Securities, Inc.
50 South LaSalle Street, B-12
Chicago, Illinois 60675-0001


     As of January 1, 1998, two persons owned a controlling interest in the Company. Shareholders with a controlling interest could effect the outcome of proxy voting or the direction of management of the Company.

                  INVESTMENT ADVISER

     Frontegra Asset Management, Inc. (the "Adviser") is the investment adviser to the Funds. Mr. William D.
Forsyth  III and Mr. Thomas J. Holmberg, Jr., each  own
50% of the Adviser. A brief description of the Funds' investment advisory agreements is set forth in each Prospectus under "MANAGEMENT."


     The advisory agreement between the Adviser and the
Funds is dated October 30, 1996, while the amendment to
add  the  Growth Fund is dated as of February  1,  1998
(the "Advisory Agreement"). The Advisory Agreement has an initial term of two years (with an October 30, 1996 or February 1, 1998 starting point, as the case may be) and is required to be approved annually by the Board of Directors of the Company or by vote of a majority of each of the Fund's outstanding voting securities (as defined in the 1940 Act). Each annual renewal must also be approved by the separate vote of the Company's disinterested director, cast in person at a meeting called for the purpose of voting on such approval. The
Advisory  Agreement as it relates to the  Total  Return
Bond and Opportunity Funds was approved by the vote of the Company's disinterested director on October 9, 1996 and by the initial shareholders of the Total Return
Bond  Fund and the Opportunity Fund on October 9, 1996.
The amendment to the Advisory Agreement to add the Growth Fund was recently approved by the disinterested director on December 15, 1997. The Advisory Agreement is terminable without penalty, on 60 days' written notice by the Board of Directors of the Company, by vote of a majority of each of the Fund's outstanding voting securities or by the Adviser, and will terminate automatically in the event of its assignment.


     Under  the  terms of the Advisory  Agreement,  the
Adviser   supervises  the  management  of  the   Funds'
investments  and  business  affairs,  subject  to   the
supervision  of the Company's Board of  Directors.   At
its  expense, the Adviser provides office space and all
necessary  office facilities, equipment  and  personnel
for  servicing  the  investments  of  the  Funds.    As
compensation  for  its services, the  Opportunity  Fund
pays  to  the  Adviser a monthly advisory  fee  at  the
annual  rate  of 0.65% of the average daily  net  asset
value  of the Fund, the Total Return Bond Fund pays  to
the  Adviser a
monthly advisory fee at the annual  rate
of  0.40% of the average daily net asset value  of  the
Fund  and the Growth Fund pays to the Adviser a monthly
advisory fee at the annual rate of 0.80% of the average
daily  net asset value of the Fund.  From time to time,
the  Adviser may voluntarily waive all or a portion  of
its  management fee for the Funds.  For the fiscal year
ended  October 31, 1997, the Adviser voluntarily agreed
to  waive  its  management  fee  and/or  reimburse  the
operating  expenses of both the Total Return Bond  Fund
and  the  Opportunity Fund to the extent  necessary  to
ensure  that the total operating expenses of the  Total
Return  Bond Fund and of the Opportunity Fund  did  not
exceed  0.50%  and 0.90%, respectively, of  the  Fund's
average  daily net assets. The Adviser has  voluntarily
agreed to continue this waiver/reimbursement policy for
the  fiscal  year ending October 31, 1998, and  for  an
indefinite period of time thereafter.  During the  year
ended  October  31,  1997,  the  Adviser  received   no
compensation  from the Total Return Bond  Fund  or  the
Opportunity  Fund for its services under  the  Advisory
Agreement.   The  amounts received by the  Adviser  for
such  services  would have been $73,665 for  the  Total
Return Bond Fund and $1,796 for the Opportunity Fund had the Adviser not waived its fees during the year ended October 31, 1997. For the fiscal year ending
October 31, 1998, and for an indefinite amount of time thereafter, the Adviser has voluntarily agreed to waive its management fee and/or reimburse the operating expenses of the Growth Fund to the extent necessary to ensure that such Fund's total operating expenses do not exceed .80% of such Fund's average daily net assets.
The  organizational expenses of the Total  Return  Bond
Fund and the Opportunity Fund were advanced by the Adviser and will be reimbursed by the Funds over a period of not more than 60 months. The organizational expenses were approximately $38,000 for the Total
Return Bond Fund and $40,000 for the Opportunity  Fund.
The organizational expenses for the Growth Fund will be advanced by the Adviser and will be reimbursed by the Fund over a period of not more than 60 months and are estimated to be $40,000.


     The  Advisory  Agreement requires the  Adviser  to
reimburse the Funds in the event that the expenses  and
charges  payable  by  the Funds  in  any  fiscal  year,
including   the  advisory  fee  but  excluding   taxes,
interest,  brokerage  commissions,  and  similar  fees,
exceed  those set forth in any statutory or  regulatory
formula,  if  any,  prescribed by any  state  in  which
shares  of  the Funds are registered.  Such  excess  is
determined by valuations made as of the close  of  each
business day of the year.  Reimbursement of expenses in
excess of the applicable limitation will be made  on  a
monthly  basis  and  will  be  paid  to  the  Funds  by
reduction  of  the  Adviser's  fee,  subject  to  later
adjustment,  month by month, for the remainder  of  the
Funds' fiscal year.  The Adviser may from time to  time
voluntarily  absorb expenses for the Funds in  addition
to   the   reimbursement  of  expenses  in  excess   of
applicable limitations.


     The  Adviser  has entered into an  agreement  with
Reams  Asset  Management Company, LLC  ("Reams")  under
which  Reams  serves  as the subadviser  of  the  Total
Return  Bond Fund and the Opportunity Fund and, subject
to  the  Adviser's supervision, manages  the  portfolio
assets   of  the  Total  Return  Bond  Fund   and   the
Opportunity  Fund.  (Reams operated  as  a  corporation
(Reams   Asset  Management  Company,  Inc.)  from   its
founding  in 1981 until March 31, 1994, when it  became
an  Indiana  limited liability company (LLC),  with  no
change  in  principals, employees or  clients.)   Under
this  agreement, and with certain exceptions  described
herein,  Reams  is compensated by the Adviser  for  its
investment  advisory services at  the  annual  rate  of
0.45%  of  the  Opportunity Fund's  average  daily  net
assets  and  0.20%  of  the Total  Return  Bond  Fund's
average  daily  net  assets.   In  recognition  of  the
economies  of scale that will be gained by  such  Funds
and  the  Adviser,  and with the exception  of  defined
contribution or 401(k) investments in such  Funds,  for
initial  investments  of over $15 million  the  Adviser
will  compensate Reams an extra 0.10%  of  the  average
daily   net  assets  of  such  investments.    Frontier
Partners, Inc., an affiliate of the Adviser, acts as  a
third party solicitor on behalf of Reams and has a 2.2%
nonvoting  ownership interest in Reams.   Mr.  Fred  W.
Reams owns units representing a majority of the voting rights of Reams.


     The  Adviser  has also entered into  an  agreement
with    Northern   Capital   Management    Incorporated
("Northern")  under  which  Northern  serves   as   the
subadviser  of  the  Growth Fund and,  subject  to  the
Adviser's   supervision,  manages  the  Growth   Fund's
portfolio  assets.  Under this agreement,  Northern  is
compensated  for its advisory services  at  the  annual
rate  of  (i) 0.25% of the Growth Fund's average  daily
net  assets  prior to the first date  when  the  Growth
Fund's average daily net assets exceed $200 million and
(ii)  0.30%  of  the  Growth Fund's average  daily  net
assets  on  and  after the first date when  the  Fund's
average daily net assets exceed $200 million.  Frontier
Partners, Inc., an affiliate of the Adviser, acts as  a
third  party  solicitor on behalf of Northern.   United
Asset   Management,  an  investment   adviser   holding
company, owns 100% of the voting stock of Northern.

            FUND TRANSACTIONS AND BROKERAGE

     Reams   and   Northern  (the  "Subadvisers")   are
responsible  for  decisions to buy and sell  securities
for  the  Funds  and for the placement  of  the  Funds'
securities business, the negotiation of the commissions
to  be paid on such transactions and the allocation  of
portfolio   brokerage  and  principal  business.    The
Subadvisers  seek  the  best  execution  at  the   best
security   price   available  with  respect   to   each
transaction,  in  light  of  the  overall  quality   of
brokerage  and  research  services  provided   to   the
Subadvisers or the Funds.  The best price to the  Funds
means  the  best net price without regard  to  the  mix
between purchase or sale price and commission, if  any.
Purchases  may be made from underwriters, dealers  and,
on  occasion, the issuers.  Commissions will be paid on
the  Funds'  futures  and  options  transactions.   The
purchase price of portfolio securities purchased from an underwriter or dealer may include underwriting commissions and dealer spreads. The Funds may pay mark-ups on principal transactions. In selecting broker-dealers and in negotiating commissions, the Subadvisers consider the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. Brokerage will not be allocated based on the sale of a Fund's shares.

     The  Total  Return  Bond  Fund  did  not  pay  any
brokerage   commissions  for  the  fiscal  year   ended
October 31, 1997. The Opportunity Fund paid $2,996 in brokerage commissions for the fiscal year ended October
31, 1997. As of the date hereof, the Growth Fund has not commenced operations.

     Section  28(e) of the Securities Exchange  Act  of
1934  ("Section 28(e)") permits an investment  adviser,
under certain circumstances, to cause an account to pay
a  broker or dealer who supplies brokerage and research
services  a  commission for effecting a transaction  in
excess  of  the amount of commission another broker  or
dealer   would   have   charged   for   effecting   the
transaction.   Brokerage and research services  include
(a)  furnishing  advice as to the value of  securities,
the  advisability of investing, purchasing  or  selling
securities  and  the  availability  of  securities   or
purchasers  or  sellers of securities;  (b)  furnishing
analyses  and  reports concerning issuers,  industries,
securities,  economic  factors  and  trends,  portfolio
strategy  and  the  performance of  accounts;  and  (c)
effecting   securities  transactions   and   performing
functions   incidental  thereto  (such  as   clearance,
settlement, and custody).

     In  selecting  brokers, the  Subadvisers  consider
investment  and market information and other  research,
such    as   economic,   securities   and   performance
measurement research provided by such brokers  and  the
quality   and   reliability  of   brokerage   services,
including   execution   capability,   performance   and
financial responsibility.  Accordingly, the commissions
charged  by  any  such broker may be greater  than  the
amount  another  firm might charge if  the  Subadvisers
determine  in  good  faith  that  the  amount  of  such
commissions is reasonable in relation to the  value  of
the   research   information  and  brokerage   services
provided  by such broker to the Funds.  The Subadvisers
believe that the research information received in  this
manner   provides   the   Funds   with   benefits    by
supplementing the research otherwise available  to  the
Funds.   The Subadvisory Agreements provide  that  such
higher commissions will not be paid by the Funds unless
(a)  the  Subadvisers determine in good faith that  the
amount  is  reasonable in relation to the  services  in
terms of the particular transaction or in terms of  the
Subadvisers' overall responsibilities with  respect  to
the  accounts  as  to  which they  exercise  investment
discretion; (b) such payment is made in compliance with
the provisions of Section 28(e), other applicable state
and  federal laws, and the Subadvisory Agreements;  and
(c)  in  the  opinion  of  the Subadvisers,  the  total
commissions  paid  by the Funds will be  reasonable  in
relation  to  the benefits to the Funds over  the  long
term.   The investment advisory fees paid by the  Funds
under  the  Advisory Agreement are  not  reduced  as  a
result   of   the  Subadvisers'  receipt  of   research
services.

     The  Subadvisers place portfolio transactions  for
other  advisory  accounts managed by  the  Subadvisers.
Research services furnished by firms through which  the
Funds effect their securities transactions may be  used
by  the  Subadvisers in servicing all of its  accounts;
not all of such services may be used by the Subadvisers
in  connection with the Funds.  The Subadvisers believe
it  is  not possible to measure separately the benefits
from   research  services  to  each  of  the   accounts
(including  the  Funds) managed by them.   Because  the
volume  and  nature  of the trading activities  of  the
accounts are not uniform, the amount of commissions  in
excess of those charged by another broker paid by  each
account for brokerage and research services will  vary.
However,  the  Subadvisers believe such  costs  to  the
Funds  will  not  be disproportionate to  the  benefits
received  by  the  Funds  on a continuing  basis.   The
Subadvisers  seek  to  allocate portfolio  transactions
equitably  whenever concurrent decisions  are  made  to
purchase  or  sell securities by the Funds and
another
advisory account.  In some cases, this procedure  could
have  an  adverse effect on the price or the amount  of
securities  available  to the Funds.   In  making  such
allocations   between  the  Fund  and  other   advisory
accounts,   the   main  factors   considered   by   the
Subadvisers are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held.

     The  Total Return Bond Fund anticipates  that  its
portfolio  turnover rate will not exceed 225%,  and  is
expected  to  be between 150% and 225%. The Opportunity
Fund  anticipates that its portfolio turnover rate will
not  exceed 125%, and is expected to be between 75% and
125%.   The  Growth Fund anticipates that its portfolio
turnover rate will not exceed 150%, and is expected  to
be between 75% and 150%.  The annual portfolio turnover
rate   indicates  changes  in  each  Fund's  securities
holdings; for instance, a rate of 100% would result if all the securities in a portfolio (excluding securities whose maturities at acquisition were one year or less) at the beginning of an annual period had been replaced by the end of the period. The turnover rate may vary from year to year, as well as within a year, and may be affected by portfolio sales necessary to meet cash requirements for redemptions of the Funds' shares.

                       CUSTODIAN

     As custodian of the Funds' assets, UMB Bank, n.a., 928 Grand Boulevard, Kansas City, Missouri 64141, has custody of all securities and cash of each Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by the officers of the Company.

        DIVIDEND-DISBURSING AND TRANSFER AGENT


     Sunstone  Investor Services, LLC acts as dividend-
disbursing  and  transfer agent for  the  Fund  and  is
compensated based on an annual fee per open account  of
$14,  plus  out-of-pocket expenses such as postage  and
printing   expenses  in  connection  with   shareholder
communications, subject to a minimum fee of $12,000.

                         TAXES

     Each Fund will be treated as a separate entity for
Federal income tax purposes since the Tax Reform Act of
1986  requires that all portfolios of a series fund  be
treated  as  separate taxpayers.   As  indicated  under
"DIVIDENDS,   CAPITAL   GAIN  DISTRIBUTIONS   AND   TAX
TREATMENT"  in  each Prospectus, each Fund  intends  to
qualify  annually  as a "regulated investment  company"
under  the  Code.  This qualification does not  involve
government   supervision  of  the   Funds'   management
practices or policies.

     A dividend or capital gain distribution received shortly after the purchase of shares reduces the net asset value of shares by the amount of the dividend or distribution and, although in effect a return of capital, will be subject to income taxes. Net gains on sales of securities when realized and distributed are taxable as capital gains. If the net asset value of shares were reduced below a shareholder's cost by distribution of gains realized on sales of securities, such distribution would be a return of investment although taxable as stated above.

           DETERMINATION OF NET ASSET VALUE

     As  set  forth  in the Prospectus under  the  same
caption, the net asset value of each of the Funds  will
be  determined as of the close of trading on  each  day
the  New York Stock Exchange is open for trading.   The
Funds are not required to determine net asset value  on
days the New York Stock Exchange is closed and at other
times  described in the Prospectus.  The New York Stock
Exchange is closed on New Year's Day, President's  Day,
Good Friday, Memorial Day, Martin Luther King, Jr. Day,
Independence  Day,  Labor  Day,  Thanksgiving  Day  and
Christmas   Day.    Additionally,   if   any   of   the
aforementioned  holidays falls on a Saturday,  the  New
York Stock Exchange will not be open for trading on the preceding Friday and when such holiday falls on a Sunday, the New York Stock Exchange will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.

                 SHAREHOLDER MEETINGS

     Maryland   law   permits   registered   investment
companies,  such as the Company, to operate without  an
annual   meeting   of  shareholders   under   specified
circumstances if an annual meeting is not required by the 1940 Act. The Company has adopted the appropriate provisions in its Bylaws and may, at its discretion, not hold an annual meeting in any year in which the election of directors is not required to be acted on by shareholders under the 1940 Act.

     The  Company's Bylaws also contain procedures  for
the   removal  of  directors  by  shareholders  of  the
Company. At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed directors.

                PERFORMANCE INFORMATION

     As  described  in  the "COMPARISON  OF  INVESTMENT
RESULTS" section of each Fund's Prospectus, the  Funds'
historical  performance or return may be shown  in  the
form   of  various  performance  figures.   The  Funds'
performance  figures are based upon historical  results
and   are  not  necessarily  representative  of  future
performance. Factors affecting the Funds' performance include general market conditions, operating expenses and investment management.

Total Return

     The average annual total return of each Fund is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                     P(1+T)n = ERV

          P     =    a hypothetical initial payment of
                     $1,000.
          T     =    average annual total return.
          n     =    number of years.
          ERV   =    ending redeemable value of a
                     hypothetical $1,000 payment made at
                     the beginning of the stated periods at
                     the end of the stated periods.

Performance  for  a specific period  is  calculated  by
first  taking  an  investment (assumed  to  be  $1,000)
("initial investment") in a Fund's shares on the  first
day  of the period and computing the "ending value"  of
that  investment at the end of the period.   The  total
return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends paid by a Fund have been reinvested at the net asset value of the Fund on the reinvestment dates during the period.
Total return may also be shown as the increased dollar value of the hypothetical investment over the period.

     Cumulative  total  return  represents  the  simple
change  in value of an investment over a stated  period
and  may  be  quoted as a percentage  or  as  a  dollar
amount.   Total returns may be broken down  into  their
components  of  income and capital  (including  capital
gains   and  changes  in  share  price)  in  order   to
illustrate the relationship between these factors and their contributions to total return.

Yield

     The Total Return Bond Fund's yield is computed in accordance with a standardized method prescribed by rules of the SEC. Under that method, the current yield quotation for the Fund is based on a one month or 30-day period. The yield is computed by dividing the net investment income per share earned during the 30-day or one month period by the maximum offering price per share on the last day of the period, according to the following formula:

                         a-b
              YIELD = [2 --- + 1](6) - 1
                         cd
     Where: a =  dividends and interest earned
                 during the period.
            b =  expenses accrued for the period (net of
                 reimbursements).
            c =  the average daily number of shares
                 outstanding during the period that were
                 entitled to receive dividends.
            d =  the maximum offering price per share on
                 the last day of the period.

Volatility

     Occasionally statistics may be used to  specify  a
Fund's  volatility or risk.  Measures of volatility  or
risk  are generally used to compare a Fund's net  asset
value  or performance relative to a market index.   One
measure  of volatility is beta.  Beta is the volatility
of  a  fund relative to the total market as represented
by  the  S&P  500.  A beta of more than 1.00  indicates
volatility greater than the market, and a beta of  less
than  1.00  indicates volatility less than the  market.
Another  measure  of  volatility or  risk  is  standard
deviation.   Standard  deviation  is  used  to  measure
variability  of net asset value or total return  around
an  average,  over  a specified period  of  time.   The
premise is that greater volatility connotes greater risk undertaken in achieving performance.

Comparisons

     From  time  to time, in marketing and  other  Fund
literature,  the Funds' performance may be compared  to
the performance of other mutual funds in general or  to
the  performance  of particular types of  mutual  funds
with   similar   investment  goals,   as   tracked   by
independent  organizations.  Among these organizations,
Lipper  Analytical Services, Inc. ("Lipper"), a  widely
used independent research firm which ranks mutual funds
by  overall  performance,  investment  objectives,  and
assets,  may be cited.  Lipper performance figures  are
based  on  changes in net asset value, with all  income
and   capital   gains   dividends   reinvested.    Such
calculations do not include the effect of any sales charges imposed by other funds. The Funds will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.

     The Funds' performance may also be compared to the performance of other mutual funds by Morningstar, Inc., which ranks funds on the basis of historical risk and total return. Morningstar's rankings range from five stars (highest) to one star (lowest) and represent
Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for 3, 5 and 10 year periods. Rankings are not absolute or necessarily predictive of future performance.

     Evaluations   of   Fund   performance   made    by
independent  sources may also be used in advertisements
concerning   the  Funds,  including  reprints   of   or
selections from, editorials or articles about the Funds. Sources for Fund performance and articles about the Funds may include publications such as Money, Forbes, Kiplinger's, Financial World, Business Week,
U.S.  News  and World Report, the Wall Street  Journal,
Barron's and a variety of investment newsletters.

     The  Funds may compare their performance to a wide
variety  of indices and measures of inflation including
the  S&P  500,  the  NASDAQ Over-the-Counter  Composite
Index,  the Russell 2500 Index, the Russell 1000 Growth
Index  and the Lehman Aggregate Bond Index.  There  are
differences  and  similarities between the  investments
that  the  Funds  may  purchase  for  their  respective
portfolios  and  the  investments  measured  by   these
indices.

     Investors   may   want  to  compare   the   Funds'
performance to that of certificates of deposit  offered
by    banks    and   other   depositary   institutions.
Certificates  of  deposit may offer fixed  or  variable
interest rates and principal is guaranteed and  may  be
insured.   Withdrawal of the deposits prior to maturity
normally  will be subject to a penalty.  Rates  offered
by  banks and other depositary institutions are subject
to   change  at  any  time  specified  by  the  issuing
institution.   Investors  may  also  want  to   compare
performance of the Funds to that of money market funds.
Money market fund yields will fluctuate and shares are not insured, but share values usually remain stable.

                 INDEPENDENT AUDITORS

     Ernst  & Young LLP, Sears Tower, 233 South  Wacker
Drive, Chicago, IL 60606-6301, have been selected as the independent auditors for the Funds. Ernst & Young will audit and report on the Funds' annual financial statements, review certain regulatory reports and the Funds' federal income tax returns, and perform other professional accounting auditing, tax and advisory services when engaged to do so by the Funds.

                 FINANCIAL STATEMENTS

     The  following audited financial statements of the
Total Return Bond Fund for the period from November 25,
1996  (commencement of operations) to October 31,  1997
and  of  the Opportunity Fund for the period from  July
31,  1997  (commencement of operations) to October  31,
1997 are incorporated herein by reference to each Fund's Annual Report to Shareholders:


     (a)  Schedule of Investments.

     (b)  Statements of Assets and Liabilities.

     (c)  Statements of Operations.

     (d)  Statements of Changes in Net Assets.

     (e)  Financial Highlights.

     (f)  Notes to Financial Statements.

     (g)  Report of Independent Auditors.


     Each Annual Report is available without charge  by
writing to the Company, c/o Sunstone Investor Services,
LLC, P.O. Box 2142, Milwaukee, Wisconsin 53201-2142  or
by   calling,  toll-free,  1-888-825-2100.    Financial
statements for the Growth Fund are not available since the Fund, as of the date hereof, has not commenced operations.

FRONTEGRA OPPORTUNITY FUND
Schedule of Investments
December 31, 1997 (Unaudited)

  Number
of Shares                                          Value

           COMMON STOCKS                   96.6%

           Commercial Services              4.2%
     6,800 Banta Corp.                           $ 183,600
     4,700 Lawson Products, Inc.                   139,825

                                                   323,425

           Consumer Durables                8.6%
     6,500 CLARCOR Inc.                            192,563
     7,000 Department 56, Inc. *                   201,250
     3,000 Harman International Industries, Inc.   127,313
     6,100 Jostens, Inc.                           140,681

                                                   661,807


           Consumer Services                6.7%
     6,700 Carmike Cinemas, Inc. *                 192,206
    12,500 Jones Intercable, Inc. - Class A *      219,531
     5,600 Lone Star Steakhouse & Saloon, Inc. *    98,000

                                                   509,737


           Electronic Technology            7.9%
    11,400 Auspex Systems, Inc. *                  114,000
     6,100 BancTec, Inc. *                         163,556
    11,100 Periphonics Corp. *                      97,125
    10,000 Robotic Vision Systems, Inc. *          115,000
     4,300 SpeedFam International, Inc. *          113,950

                                                   603,631


           Energy Minerals                  5.3%
     6,900 Mitchell Energy & Development Corp.     200,963
    18,200 Santa Fe Energy Resources, Inc. *       204,750

                                                   405,713


           Finance                          2.9%
    11,700 First Bell Bancorp, Inc.                222,300

           Health Technology                4.4%
    11,700 Haemonetics Corp. *                     163,800
     8,300 Lunar Corp. *                           170,150

                                                   333,950

  Number
of Shares                                          Value

           Industrial Services              5.6%
    18,100 Dames & Moore, Inc.                   $ 239,825
     7,300 Jacobs Engineering Group Inc.           185,238

                                                   425,063

           Non - Energy Materials           6.8%
     8,500 AK Steel Holding Corp.                  150,344
     9,100 Giant Cement Holding, Inc. *            210,437
     2,700 Southdown, Inc.                         159,300

                                                   520,081

           Process Industries               8.2%
     7,550 Ferro Corp.                             183,559
    11,200 Furon Co.                               233,800
     7,700 Shorewood Packaging Corp. *             205,975

                                                   623,334

           Producer Manufacturing          19.2%
     6,200 AFC Cable Systems, Inc. *               184,450
     9,100 Global Industrial Technologies, Inc. *  154,131
    15,200 Griffon Corp. *                         222,300
     6,900 Holophane Corp. *                       170,775
    12,600 JLG Industries, Inc.                    177,975
     9,900 Juno Lighting, Inc.                     173,250
     5,900 Standex International Corp.             207,975
     5,800 Wolverine Tube, Inc. *                  179,800
                                                 1,470,656

           Retail                           1.9%
    18,400 Homebase, Inc. *                        144,900


           Real Estate Investment Trusts   14.9%
     6,700 Amli Residential Properties Trust       149,075
     6,800 Associated Estates Realty Corp.         161,075
     6,400 Colonial Properties Trust               192,800
     1,700 Great Lakes REIT, Inc.                   33,044
     4,400 Mid-Atlantic Realty Trust                64,625
     6,500 Sovran Self Storage, Inc.               210,844
     6,800 Storage Trust Realty                    178,925
    11,500 Winston Hotels, Inc.                    150,937

                                                 1,141,325

           Total Common Stocks
           (cost $7,239,156)
                                                 7,385,922

Principal
  Amount                                           Value

           Short-Term Investment            3.8%
  $289,370 UMB Bank Money Market                 $ 289,370
           Fiduciary

           Total Short-Term Investment
           (cost $289,370)                         289,370


           Total Investments
           (cost $7,528,526)              100.4% 7,675,292


           Liabilities, less Cash and     (0.4%)   (27,326)
           Other Assets

           NET ASSETS                   100.0%  $7,647,966

* Non-income producing




See notes to financial statements.

FRONTEGRA OPPORTUNITY FUND
Statement of Assets and Liabilities
December 31, 1997 (Unaudited)


ASSETS:
Investments at value (cost         $7,675,292
 $7,528,526)
Cash                                  110,456
Dividends and interest                 12,080
receivable
Receivable from adviser                50,921
Deferred organizational                36,994
costs, net
Other assets                            6,503

Total assets                        7,892,246


LIABILITIES:
Payable for investments               146,656
purchased
Payable to adviser -                   68,056
expenses
Accrued expenses                       20,994
Accrued investment advisory             8,574
fee

Total liabilities                     244,280

NET ASSETS                         $7,647,966



NET ASSETS CONSIST OF:
Paid in capital                    $7,453,289
Undistributed net                      19,531
investment income
Accumulated net realized               28,380
gains on investments
Net unrealized appreciation           146,766
on investments

NET ASSETS                         $7,647,966


CAPITAL STOCK, $0.01 PAR
VALUE
Authorized                        100,000,000
Issued and outstanding                235,574

NET ASSET VALUE, REDEMPTION PRICE      $32.47
AND OFFERING PRICE PER
SHARE


See notes to financial statements.

FRONTEGRA OPPORTUNITY FUND
Statement of Operations
Two Months Ended December 31, 1997
(Unaudited)


INVESTMENT INCOME:
Dividends                                    $21,330
Interest                                       2,051

                                              23,381

EXPENSES:
Fund administration and accounting
fees                                          10,027
Investment advisory fees                       6,778
Federal and state registration fees            2,470
Shareholder servicing                          2,319
Legal fees                                     1,672
Amortization of organizational costs           1,350
Reports to shareholders                        1,254
Custody fees                                     940
Audit fees                                       919
Insurance                                        279
Pricing                                          255
Director's fees and expenses                     179
Other                                             16


Total expenses before waiver and              28,458
reimbursements
Waiver and reimbursements of expenses        (19,074)
by adviser


Net expenses                                   9,384

NET INVESTMENT INCOME                         13,997

REALIZED AND UNREALIZED GAIN ON
INVESTMENTS:
Net realized gain on investments              29,585
Change in unrealized appreciation on
investments                                   40,447

Net Gains on Investments                      70,032

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                              $84,029

See notes to financial statements.

FRONTEGRA OPPORTUNITY FUND
Statements of Changes in Net Assets
(Unaudited)

                                     Two Months       Period
                                       Ended          Ended
                                      December        October
                                     31, 1997       31, 1997(1)
OPERATIONS:
Net investment income                   $13,997         $7,206
Net realized gain on investments         29,585        (1,205)
Change in unrealized                     40,447        106,319
appreciation on investments
Net increase in net assets               84,029        112,320
resulting from operations


DISTRIBUTIONS PAID FROM:
Net investment income                   (2,500)              -
Net decrease in net assets              (2,500)              -
resulting from distributions
paid


CAPITAL SHARE TRANSACTIONS:
Shares sold                           1,664,269      5,787,348
Shares issued to holders in               2,500              -
reinvestment of dividends
Net increase                          1,666,769      5,787,348


TOTAL INCREASE IN NET ASSETS          1,748,298      5,899,668


NET ASSETS:
Beginning of period                   5,899,668              -
End of period (includes              $7,647,966     $5,899,668
undistributed net investment
income of $19,531 and $8,034,
respectively)



(1) Commenced operations on July 31, 1997



See notes to financial statements.

FRONTEGRA OPPORTUNITY FUND
Financial Highlights (Unaudited)

                                          Two            Period
                                         Months         Ended
                                         Ended
                                        December        October
                                        31, 1997       31, 1997(1)

Net asset value, beginning of              $32.22         $30.00
period

Income from investment
operations:
Net investment income                        0.05           0.04
Net realized and unrealized gain             0.21           2.18
on investments
Total income from investment                 0.26           2.22
operations

Less distributions paid:
From net investment income                 (0.01)              -
Total distributions paid                   (0.01)              -

Net asset value, end of period             $32.47         $32.22

Total return (2)                            0.81%          7.40%

Supplemental data and ratios:
Net assets, end of period (in              $7,648         $5,900
thousands)
Ratio of expenses to average net            0.90%          0.90%
assets (3)(4)
Ratio of net investment income to           1.34%          2.61%
average net assets (3)(4)
Portfolio turnover rate (2)                    9%             9%
Average commission rate paid on           $0.0456        $0.0423
portfolio investment transactions



(1) Commenced operations on July 31, 1997
(2) Not annualized
(3) Net of waiver and reimbursements by Adviser.
    Without waiver and reimbursements of expenses, the ratio of expenses to average net assets would have been 2.72% and 12.02%, and the ratio of net investment income to average net assets would have been (0.48)% and (8.51)% for the period ended December 31, 1997 and the period July 31, 1997 to October 31, 1997.
(4) Annualized

See notes to financial statements.

              Frontegra Opportunity Fund

             Notes to Financial Statements

             December 31, 1997 (Unaudited)


(1)  Organization


       Frontegra Funds, Inc. ("Frontegra") was
   incorporated on May 24, 1996 as a Maryland corporation and is registered under the Investment
   Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. Frontegra consists of two series; the Frontegra Opportunity
   Fund (the "Fund") and the Frontegra Total Return
   Bond Fund. The Fund commenced operations on July
   31, 1997. Costs incurred by the Fund in connection with its organization, registration and the initial public offering of shares have been deferred and will be amortized over the period of benefit, but not to exceed five years from the date upon which the Fund commenced its investment activities.


(2)Significant Accounting Policies


   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.


   (a)Investment Valuation


      Securities (other than short-term instruments) for which market quotations are readily available are valued at the last trade price on the material securities exchange on which such securities are primarily traded. Securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent bid prices. Securities maturing within 60 days or less when purchased are valued by the amortized cost method. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Sub-Adviser pursuant to guidelines established by the Board of Directors.

   (b)Federal Income Taxes


            No federal income tax provision has been made since the Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company net taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Fund.


       (c)  Distributions to Shareholders


            Dividends from net investment income will be declared and paid at least semi-annually and distributions of net realized gains, if any, will be declared and paid at least annually.
       Distributions to share-holders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes.
       Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.


       (d)  Other


            Investment transactions are accounted for on the trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


 (3)   Investment Adviser


   The Fund has an agreement with the Adviser with whom certain officers and directors of the Fund are affiliated, to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee at the annual rate of 0.65% of the Fund's average daily net assets. The Adviser has agreed to voluntarily waive its management fee and/or reimburse the Fund's operating expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) to ensure that the Fund's operating expenses do not exceed 0.90% of the Fund's average daily net assets.

 (4)   Capital Share Transactions


   Transactions in shares of the Fund were as follows:


                                        Two Months    Period Ended
                                        Ended          October 31,
                                        December 31,   1997(1)
                                        1997

   Shares sold                          52,395         183,102
   Shares issued to holders in              77               -
    reinvestment of dividends
                                        52,472         183,102


   (1) Commenced operations on July 31,1997


(5)Investment Transactions


   The aggregate purchases and sales of securities, excluding short-term investments for the Fund for the period November 1, 1997 to December 31, 1997 are summarized below:


    Purchases              $2,110,758
    Sales                  $588,940



   At December 31, 1997, gross unrealized appreciation and depreciation of investments were as follows:


    Appreciation                         $386,521
    Depreciation                         (239,755)
    Net appreciation on                  $146,766
    investments



This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the Fund. The Prospectus includes more complete information about management fees and expenses, investment objectives, risks and operating policies of the Fund. Please read the Prospectus carefully.

                       APPENDIX

                     BOND RATINGS


            Standard & Poor's Debt Ratings

     A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation.
This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

     The  debt  rating  is  not  a  recommendation   to
purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

     The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

     The ratings are based, in varying degrees, on the following considerations:

     1.   Likelihood    of   default    capacity    and
          willingness of the obligor as to  the  timely
          payment   of   interest  and   repayment   of
          principal in accordance with the terms of the obligation.

     2.   Nature of and provisions of the obligation.

     3.   Protection afforded by, and relative position
          of,   the   obligation  in   the   event   of
          bankruptcy,    reorganization    or     other
          arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade

     AAA  Debt  rated  `AAA'  has  the  highest  rating
assigned  by  Standard  &  Poor's.   Capacity  to   pay
interest and repay principal is extremely strong.

     AA Debt rated `AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

     A Debt rated `A' has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

     BBB  Debt  rated `BBB' is regarded  as  having  an
adequate  capacity to pay interest and repay principal.
Whereas   it   normally  exhibits  adequate  protection
parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Speculative grade

     Debt  rated  `BB', `B', `CCC',  `CC'  and  `C'  is
regarded    as    having   predominantly    speculative
characteristics  with  respect  to  capacity   to   pay
interest and repay principal.  `BB' indicates the least
degree of speculation and `C' the highest.  While  such
debt  will  likely  have  some quality  and  protective
characteristics,   these  are   outweighed   by   large
uncertainties or major exposures to adverse conditions.

     BB    Debt   rated   `BB'   has   less   near-term
vulnerability to default than other speculative issues.
However,  it  faces  major  ongoing  uncertainties   or
exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The `BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `BBB-
' rating.

     B  Debt  rated `B' has a greater vulnerability  to
default but currently has the capacity to meet interest
payments  and principal repayments.  Adverse  business,
financial  or  economic conditions will  likely  impair
capacity  or  willingness to  pay  interest  and  repay
principal.   The `B' rating category is also  used  for
debt subordinated to senior debt that is assigned an actual or implied `BB' or `BB-' rating.

     CCC  Debt rated `CCC' has a currently identifiable
vulnerability   to  default,  and  is  dependent   upon
favorable  business, financial, and economic conditions
to  meet  timely payment of interest and  repayment  of
principal.    In   the   event  of  adverse   business,
financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.
The `CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `B' or `B-' rating.

     CC Debt rated `CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied `CCC' rating.

     C Debt rated `C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied `CCC-' rating. The `C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     CI The rating `CI' is reserved for income bonds on which no interest is being paid.

     D Debt rated `D' is in payment default. The `D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.


            Moody's Long-Term Debt Ratings

     Aaa  - Bonds which are rated Aaa are judged to  be
of the best quality.  They carry the smallest degree of
investment risk and are generally referred to as  "gilt
edged".  Interest payments are protected by a large  or
by  an  exceptionally stable margin  and  principal  is
secure.   While  the  various protective  elements  are
likely to change, such changes as can be visualized are
most   unlikely  to  impair  the  fundamentally  strong
position of such issues.

     Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

     Baa - Bonds which are rated Baa are considered  as
medium-grade obligations (i.e., they are neither highly
protected  nor poorly secured).  Interest payments  and
principal security appear adequate for the present  but
certain  protective elements may be lacking or  may  be
characteristically unreliable over any great length  of
time.    Such   Bonds   lack   outstanding   investment
characteristics   and   in   fact   have    speculative
characteristics as well.

     Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

     Caa  -  Bonds  which are rated  Caa  are  of  poor
standing.   Such issues may be in default or there  may
be present elements of danger with respect to principal or interest.

     Ca   -   Bonds   which  are  rated  Ca   represent
obligations  which are speculative in  a  high  degree.
Such issues are often in default or have other marked shortcomings.

     C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Fitch Investors Service, Inc. Bond Ratings

     Fitch investment grade bond and preferred stock ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt or preferred issue in a timely manner.

     The   rating  takes  into  consideration   special
features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

     Fitch   ratings   do   not  reflect   any   credit
enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

     Bonds and preferred stock carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

     Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

     Fitch  ratings  are based on information  obtained
from   issuers,  other  obligors,  underwriters,  their
experts,  and  other  sources  Fitch  believes  to   be
reliable.  Fitch does not audit or verify the truth  or
accuracy  of such information.  Ratings may be changed,
suspended, or withdrawn as a result of changes  in,  or
the   unavailability  of,  information  or  for   other
reasons.

     AAA  Bonds  and preferred stock considered  to  be
          investment  grade and of the  highest  credit
          quality.   The  obligor has an  exceptionally
          strong   ability   to  pay  interest   and/or
          dividends  and  repay  principal,  which   is
          unlikely   to   be  affected  by   reasonably
          foreseeable events.

     AA   Bonds  and preferred stock considered  to  be
          investment  grade  and of  very  high  credit
          quality.   The  obligor's  ability   to   pay
          interest and/or dividends and repay principal
          is  very strong, although not quite as strong
          as bonds rated `AAA'.  Because bonds rated in
          the   `AAA'  and  `AA'  categories  are   not
          significantly   vulnerable   to   foreseeable
          future developments, short-term debt of the issuers is generally rated `F-1+'.

     A    Bonds  and preferred stock considered  to  be
          investment grade and of high credit  quality.
          The  obligor's ability to pay interest and/or
          dividends  and repay principal is  considered
          to  be strong, but
          may be more vulnerable  to
          adverse  changes in economic  conditions  and
          circumstances   than   debt   or    preferred
          securities with higher ratings.


     BBB  Bonds  and preferred stock considered  to  be
          investment  grade and of satisfactory  credit
          quality.   The  obligor's  ability   to   pay
          interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds or preferred stock will fall below investment grade is higher than for securities with higher ratings.

     Fitch  speculative grade bond or  preferred  stock
ratings provide a guide to investors in determining the
credit risk associated with a particular security.  The
ratings  (`BB' to `C') represent Fitch's assessment  of
the  likelihood  of  timely payment  of  principal  and
interest in accordance with the terms of obligation for
issues   not  in  default.   For  defaulted  bonds   or
preferred stock, the rating (`DDD' to `D') is an assessment of the ultimate recovery value through reorganization or liquidation.

     The   rating  takes  into  consideration   special
features  of  the  issue,  its  relationship  to  other
obligations of the issuer or possible recovery value in
bankruptcy,  the  current  and  prospective   financial
condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

     Bonds or preferred stock that have the same rating
are  of  similar  but not necessarily identical  credit
quality  since  the  rating  categories  cannot   fully
reflect the differences in the degrees of credit risk.

     BB   Bonds   or  preferred  stock  are  considered
          speculative.   The obligor's ability  to  pay
          interest or dividends and repay principal may
          be  affected  over  time by adverse  economic
          changes.   However,  business  and  financial
          alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

     B    Bonds   or  preferred  stock  are  considered
          highly  speculative.   While  bonds  in  this
          class  are  currently  meeting  debt  service
          requirements   or   paying   dividends,   the
          probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

     CCC  Bonds   or   preferred  stock  have   certain
          identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

     CC   Bonds   or   preferred  stock  are  minimally
          protected.   Default in payment  of  interest
          and/or principal seems probable over time.

     C Bonds or preferred stock are in imminent default in payment of interest or principal or suspension of preferred stock dividends is imminent.

     DDD,
     DD
     and D      Bonds are in default on interest and/or
          principal   payments   or   preferred   stock
          dividends are suspended.  Such securities are
          extremely speculative and should be valued on
          the basis of their ultimate recovery value in
          liquidation or reorganization of the obligor.
          `DDD'  represents the highest  potential  for
          recovery   of  these  securities,   and   `D'
          represents the lowest potential for recovery.

      Duff & Phelps, Inc. Long-Term Debt Ratings

     These  ratings represent a summary opinion of  the
issuer's   long-term   fundamental   quality.    Rating
determination is based on qualitative and  quantitative
factors  which may vary according to the basic economic
and financial characteristics of each industry and each
issuer.  Important considerations are vulnerability  to
economic  cycles  as  well as  risks  related  to  such
factors  as competition, government action, regulation,
technological   obsolescence,   demand   shifts,   cost
structure,  and  management depth and  expertise.   The
projected viability of the obligor at the trough of the cycle is a critical determination.

     Each rating also takes into account the legal form
of   the   security,  (e.g.,  first   mortgage   bonds,
subordinated debt, preferred stock, etc.).  The  extent
of  rating  dispersion  among the  various  classes  of
securities  is determined by several factors  including
relative  weightings of the different security  classes
in  the  capital structure, the overall credit strength
of  the  issuer, and the nature of covenant protection.
Review  of indenture restrictions is important  to  the
analysis   of  a  company's  operating  and   financial
constraints.   From time to time, Duff & Phelps  Credit
Rating Co. places issuers or security classes on Rating
Watch.  The Rating Watch Status results form a need  to
notify   investors  and  the  issuer  that  there   are
conditions present leading us to reevaluate the current
rating(s).   A  listing on Rating Watch, however,  does
not  mean  a  rating change is inevitable.  The  Rating
Watch  Status can either be resolved quickly or over  a
longer   period  of  time,  depending  on  the  reasons
surrounding  the placement on Rating Watch.   The  "up"
designation means a rating may be upgraded; the "down" designation means a rating may be downgraded, and the uncertain designation means a rating may be raised or lowered.

     The  Credit Rating Committee formally reviews  all
ratings   once   per  quarter  (more   frequently,   if
necessary).   Ratings of `BBB-' and higher fall  within
the  definition  of  investment  grade  securities,  as
defined  by bank and insurance supervisory authorities.
Structured finance issues, including real estate, asset-
backed  and mortgage-backed financings, use  this  same
rating   scale   with   minor   modification   in   the
definitions. Thus, an investor can compare the credit quality of investment alternatives across industries and structural types. A "Cash Flow Rating" (as noted for specific ratings) addresses the likelihood that aggregate principal and interest will equal or exceed the rated amount under appropriate stress conditions.

Rating Scale   Definition

AAA        Highest   credit  quality.   The  risk   factors   are
           negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+        High  credit quality.  Protection factors are  strong.
AA         Risk  is  modest, but may vary slightly from  time  to
AA-        time because of economic conditions.

A+         Protection   factors   are   average   but   adequate.
A          However,  risk factors are more variable  and  greater
A-         in periods of economic stress.

BBB+       Below  average protection factors but still considered
BBB        sufficient   for  prudent  investment.    Considerable
BBB-       variability in risk during economic cycles.

BB+        Below  investment  grade but  deemed  likely  to  meet
BB         obligations   when   due.   Present   or   prospective
BB- financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+         Below  investment  grade  and  possessing  risk   that
B          obligations  will  not  be met  when  due.   Financial
B- protection factors will fluctuate widely according to economic cycles, industry conditions and/or company
           fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.
CCC Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.
DD         Defaulted  debt  obligations.  Issuer failed  to  meet
DP         scheduled principal and/or interest payments.
           Preferred stock with dividend arrearages.

                  SHORT-TERM RATINGS

      Standard & Poor's Commercial Paper Ratings

     A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

     Ratings graded into several categories, ranging from `A-1' for the highest quality obligations to `D' for the lowest. These categories are as follows:

     A-1 This highest category indicates that the degree of safety regarding timely payment is strong.
Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2  Capacity  for timely payment on  issues  with
this   designation  is  satisfactory.    However,   the
relative degree of safety is not as high as for issues designated `A-1'.

     A-3 Issues carrying this designation have adequate
capacity  for timely payment.  They are, however,  more
vulnerable  to  the  adverse  effects  of  changes   in
circumstances than obligations carrying the higher designations.

     B Issues rated `B' are regarded as having only speculative capacity for timely payment.

     C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

     D Debt rated `D' is in payment default. The `D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless
S&P believes that such payments will be made during such grace period.

           Moody's Commercial Paper Ratings

     The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation as to whether such commercial paper is by any other definition "commercial paper" or is exempt from registration under the Securities Act of 1933, as amended.

     Moody's commercial paper ratings are opinions on the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law.
Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

     Issuers   rated  Prime-1  (or  related  supporting
institutions) have a superior capacity for repayment of
short-term  promissory obligations.  Prime-1  repayment
capacity  will  normally be evidenced by the  following
characteristics:  (i) leading market positions in  well
established  industries, (ii) high rates of  return  on
funds   employed,  (iii)  conservative   capitalization
structures  with moderate reliance on  debt  and  ample
asset   protection,  (iv)  broad  margins  in  earnings
coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers   rated  Prime-2  (or  related  supporting
institutions) have a strong capacity for  repayment  of
short-term promissory obligations.  This will  normally
be  evidenced  by  many  of the  characteristics  cited
above,  but  to  a lesser degree. Earnings  trends  and
coverage  ratios, while sound, will be more subject  to
variation.  Capitalization characteristics, while still
appropriate,   may   be  more  affected   by   external
conditions.  Ample alternate liquidity is maintained.

     Issuers   rated  Prime-3  (or  related  supporting
institutions) have an acceptable capacity for repayment
of  short-term promissory obligations.  The  effect  of
industry characteristics and market composition may  be
more   pronounced.    Variability   in   earnings   and
profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

     Issuers rated Not Prime do not fall within any of the Prime rating categories.

   Fitch Investors Service, Inc. Short-Term Ratings

     Fitch's   short-term   ratings   apply   to   debt
obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

     The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

     F-1+ Exceptionally Strong Credit Quality.   Issues
          assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated `F-1+'.

     F-2  Good  Credit  Quality.  Issues assigned  this
          rating   have   a  satisfactory   degree   of
          assurance for timely payment but the margin of safety is not as great as for issues assigned `F-1+' and `F-1' ratings.

     F-3 Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

     F-S  Weak  Credit  Quality.  Issues assigned  this
          rating  have  characteristics  suggesting   a
          minimal   degree  of  assurance  for   timely
          payment   and  are  vulnerable  to  near-term
          adverse changes in financial and economic conditions.

     D Default. Issues assigned this rating are in actual or imminent payment default.

     LOC The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

      Duff & Phelps, Inc. Short-Term Debt Ratings

     Duff  &  Phelps' short-term ratings are consistent
with   the   rating  criteria  used  by  money   market
participants.   The  ratings apply to  all  obligations
with maturities of under one year, including commercial
paper,   the  uninsured  portion  of  certificates   of
deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit, and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.

     Emphasis  is placed on liquidity which is  defined
as  not  only cash from operations, but also access  to
alternative  sources of funds including  trade  credit,
bank  lines,  and  the capital markets.   An  important
consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.

     The distinguishing feature of Duff & Phelps short-
term  ratings is the refinement of the traditional  `1'
category.   The  majority  of short-term  debt  issuers
carry the highest rating, yet quality differences exist within that tier. As a consequence, Duff & Phelps
Credit Rating has incorporated gradations of `1+' (one plus) and `1-` (one minus) to assist investors in recognizing those differences.

     From time to time, Duff & Phelps places issuers or security classes on Rating Watch. The Rating Watch status results from a need to notify investors and the issuer that there are conditions present leading us to re-evaluate the current rating(s). A listing on Rating
Watch, however, does not mean a rating change is inevitable.

     The  Rating  Watch status can either  be  resolved
quickly  or over a longer period of time, depending  on
the  reasons surrounding the placement on Rating Watch.
The  "up"  designation means a rating may be  upgraded:
the   "down"   designation  means  a  rating   may   be
downgraded, and the "uncertain" designation means a rating may be raised or lowered.

Rating Scale:  Definition

          High Grade

D-1+      Highest certainty of timely payment.   Short-
          term  liquidity, including internal operating
          factors  and/or access to alternative sources
          of  funds, is outstanding, and safety is just
          below   risk-free  U.S.  Treasury  short-term
          obligations.

D-1       Very   high  certainty  of  timely   payment.
          Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

          Good Grade

D-2       Good  certainty of timely payment.  Liquidity
          factors  and company fundamentals are  sound.
          Although  ongoing funding needs  may  enlarge
          total   financing  requirements,  access   to
          capital markets is good. Risk factors are small.

          Satisfactory Grade

D-3 Satisfactory liquidity and other protection factors qualify issue as to investment grade.
          Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

          Non-investment Grade

D-4       Speculative    investment    characteristics.
          Liquidity is not sufficient to insure against
          disruption   in   debt  service.    Operating
          factors and market access may be subject to a high degree of variation.

          Default

D-5 Issuer failed to meet scheduled principal and/or interest payments.

                        PART C

                   OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a)  Financial Statements (included in Parts A and
          B, or incorporated by reference therein)

          Schedule of Investments for the Total  Return
          Bond Fund and the Opportunity Fund for the period ended October 31, 1997 and for the Opportunity Fund for the two months ended
          December 31, 1997


          Statement of Assets and Liabilities  for  the
          Total  Return  Bond Fund and the  Opportunity
          Fund  for  the period ended October 31,  1997
          and for the Opportunity Fund for the two months ended December 31, 1997


          Statement of Operations for the Total  Return
          Bond Fund and the Opportunity Fund for the period ended October 31, 1997 and for the Opportunity Fund for the two months ended
          December 31, 1997


          Statement  of Changes in Net Assets  for  the
          Total  Return  Bond Fund and the  Opportunity
          Fund  for  the period ended October 31,  1997
          and for the Opportunity Fund for the two months ended December 31, 1997


          Financial  Highlights for  the  Total  Return
          Bond Fund and the Opportunity Fund for the period ended October 31, 1997 and for the Opportunity Fund for the two months ended
          December 31, 1997


          Notes  to Financial Statements for the  Total
          Return Bond Fund and the Opportunity Fund for the period ended October 31, 1997 and for the Opportunity Fund for the two months ended
          December 31, 1997


          Report of Independent Accountants for the Total Return Bond Fund dated November 21,
          1997  and  for  the  Opportunity  Fund  dated
          December 19, 1997

     (b)  Exhibits

          (1)  (a)  Registrant's Articles of
                    Incorporation(1)

               (b)  Articles Supplementary to the
                    Registrant's Articles of
                    Incorporation dated January 14,
                    1998

          (2)  Registrant's By-Laws(1)

          (3)  None

          (4)  None

          (5.1)(a)  Investment Advisory Agreement
                    dated October 30, 1996(2)

               (b)  Exhibit C dated as of February  1, 1998
                    to the Investment Advisory Agreement

          (5.2) Subadvisory   Agreement   between
                Frontegra  and Reams dated  October  30,
                1996(2)

          (5.3) Subadvisory   Agreement   between
                Frontegra  and  Northern  dated  as   of
                January 30, 1998

          (6)  None

          (7)  None

          (8)  (a)   Custody Agreement with UMB Bank,
                     n.a.(2)

               (b)   Appendix B dated as of February 1, 1998
                     to the Custody Agreement with UNB Bank, n.a.

          (9.1)(a)  Transfer Agency Agreement with
                    Sunstone Investor Services, LLC(2)

               (b)  Amended and Restated Schedule A dated as of
                    February 1, 1998 to the Transfer Agency
                    Agreement with Sunstone Investor Services, LLC

          (9.2) (a) Administration and Fund
                    Accounting Agreement with Sunstone
                    Financial Group, Inc.(2)

               (b)  Amended and Restated Administration and
                    Fund Accounting Agreement with Sunstone
                    Financial Group, Inc. dated as of
                    December 8, 1997

          (10) Opinion  and Consent of Godfrey &  Kahn,
               S.C.

          (11) Consent of Ernst & Young LLP

          (12) None

          (13) Subscription Agreements(2)

          (14) None

          (15) None

          (16) (a)   Schedule   for   Computation    of
                     Performance  Quotations -  Total  Return
                     Bond Fund

               (b)   Schedule   for   Computation    of
                     Performance   Quotations  -  Opportunity
                     Fund

          (17) Financial Data Schedule (3)

          (18) None

          (19) Powers  of  Attorney for  Directors  and
               Officers(4)

______________________

(1)  Incorporated by reference to Registrant's Form
     N-1A as filed with the Commission on July 2, 1996.
(2)  Incorporated by reference to Registrant's Form
     N-1A as filed with the Commission on October 11, 1996.
(3) Relates to unaudited financial statements for the Opportunity Fund for the two months ended December
     31, 1997. A financial data schedule relating to audited financial statements for the Total Return
     Bond and the Opportunity Fund for the period ended
     October 31, 1997 was previously filed as an exhibit to the Registrant's Annual N-SAR as filed with the Commission on December 29, 1997.
(4)  Incorporated by reference to Registrant's Form N-
     1A as filed with the Commission on November 14, 1997.

Item 25. Persons Controlled by or under Common Control with Registrant

     Registrant neither controls any person nor is under common control with any other person.

Item 26.  Number of Holders of Securities

                              Number of Record Holders
     Title of Securities        as of January 1, 1998

     Common Stock, $.01 par value            22

Item 27.  Indemnification

     Article  VI  of Registrant's By-Laws  provides  as
     follows:

              ARTICLE VI INDEMNIFICATION

          The Corporation shall indemnify (a) its
     Directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by (i)
     Maryland law now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (ii) the Investment Company Act of 1940, as amended, and
     (b) other employees and agents to such extent as shall be authorized by the Board of Directors and be permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law.

Item  28.  Business and Other Connections of Investment
Adviser

     None.

Item 29.  Principal Underwriters

     (a)  None

     (b)  None

     (c)  None

Item 30.  Location of Accounts and Records

          All   accounts,  books  or  other   documents
     required to be maintained by section 31(a) of  the
     Investment  Company  Act of  1940  and  the  rules
     promulgated  thereunder are in the  possession  of
     Frontegra  Asset  Management,  Inc.,  Registrant's
     investment  adviser,  at  Registrant's   corporate
     offices, except (1) records held and maintained by
     UMB  Bank, n.a., 928 Grand Boulevard, Kansas City,
     Missouri  64141,  relating  to  its  function   as
     custodian,  (2)  records held  and  maintained  by
     Sunstone  Financial Group, Inc.,  207  E.  Buffalo
     Street,  Suite  400, Milwaukee, Wisconsin   53202,
     relating to its function as administrator and fund
     accountant and (3) records held and maintained  by
     Sunstone  Investor Services, LLC, 207  E.  Buffalo
     Street,  Suite  315, Milwaukee, Wisconsin   53202,
     relating to its function as transfer agent.

Item 31.  Management Services

          All management-related service contracts entered into by Registrant are discussed in Parts
     A and B of this Registration Statement.

Item 32.  Undertakings.

          (a)  Registrant undertakes to furnish each
     person to whom a prospectus or statement of additional information is delivered with a copy of the Registrant's latest semi-annual or annual report to shareholders, without charge.

          (b)  Registrant undertakes to file a post-
     effective amendment to this Registration Statement which will contain financial statements (which need not be certified) not later than 60 days after the end of the four to six month period after the effectiveness of this Registration
     Statement.

                      SIGNATURES

     Pursuant to the requirements of the Securities Act
of  1933  and the Investment Company Act of  1940,  the
Registrant   certifies  that  it  meets  all   of   the
requirements  for  effectiveness of  this  Registration
Statement  pursuant to Rule 485(b) under the Securities
Act  of  1933  and has duly caused this  Post-Effective
Amendment No. 3 to the Registration Statement  on  Form
N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 27th day of January, 1998.

                              FRONTEGRA   FUNDS,   INC.
                              (Registrant)


                              By:/s/ William D. Forsyth III
                                 ---------------------------
                                 William D. Forsyth III
                                 Co-President



     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 3 to the
Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

     Name                    Title                              Date

/s/ William D. Forsyth III   Co-President and a Director    January 27, 1998
--------------------------
William D. Forsyth III


/s/ Thomas J. Holmberg, Jr.  Co-President and a Director    January 27, 1998
--------------------------
Thomas J. Holmberg, Jr.


/s/  David L. Heald          Director                       January 27, 1998
--------------------------
David L. Heald

                     EXHIBIT INDEX

      Exhibit No.   Exhibit

     (1)  (a)  Registrant's Articles of
               Incorporation(1)

          (b)  Articles Supplementary to the
               Registrant's Articles of Incorporation
               dated January 14, 1998

     (2)  Registrant's By-Laws(1)

     (3)  None

     (4)  None

     (5.1)(a)  Investment Advisory Agreement dated
               October 30, 1996(2)

          (b)  Exhibit C dated as of February 1, 1998
               to the Investment Advisory Agreement

     (5.2) Subadvisory Agreement between Frontegra and Reams dated October 30, 1996(2)

     (5.3) Subadvisory Agreement between Frontegra and Northern dated as of January 30, 1998

     (6)  None

     (7)  None

     (8)  (a)  Custody Agreement  with  UMB  Bank, n.a.(2)

          (b)  Appendix B dated as of February 1, 1998
               to the Custody Agreement with UMB Bank, n.a.

     (9.1)(a)  Transfer  Agency  Agreement  with
               Sunstone Investor Services, LLC(2)

          (b)  Amended and Restated Schedule A dated as of
               February 1, 1998 to the Transfer Agency
               Agreement with Sunstone Investor Services, LLC

     (9.2)(a)  Administration and Fund Accounting
               Agreement  with  Sunstone Financial Group, Inc.(2)

          (b)  Amended and Restated Administration and Fund
               Accounting Agreement with Sunstone Financial
               Group Inc. dated as of December 8, 1997

     (10) Opinion and Consent of Godfrey & Kahn, S.C.

     (11) Consent of Ernst & Young LLP

     (12) None

     (13) Subscription Agreements(2)

     (14) None

     (15) None

     (16) (a)  Schedule for Computation of  Performance
               Quotations - Total Return Bond Fund

          (b)  Schedule for Computation of  Performance
               Quotations - Opportunity Fund

     (17) Financial Data Schedule(3)

     (18) None

     (19) Powers   of   Attorney  for   Directors   and
          Officers(4)

______________________

(1)Incorporated by reference to Registrant's
   Form N-1A as filed with the Commission on July 2, 1996.
(2)Incorporated by reference to Registrant's Form
   N-1A as filed with the Commission on October 11, 1996.
(3)Relates to unaudited financial statements for the Opportunity Fund for the two months ended
   December 31, 1997. A financial data schedule relating to audited financial statements for the Total Return Bond and the Opportunity Fund for the period ended October 31, 1997 was previously filed as an exhibit to the Registrant's Annual N-SAR as filed with the Commission on December 29, 1997.
(4)Incorporated by reference to Registrant's Form
   N-1A as filed with the Commission on November 14, 1997.


MW1-96198-6